AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

ON OCTOBER 1, 2014

REGISTRATION NO.

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

LAUDUS TRUST

(Exact Name of Registrant as Specified in Charter)

211 Main Street

San Francisco, CA 94105

(Address of Principal Executive Offices) (Zip code)

800.648.5300

(Registrant’s Telephone Number, including Area Code)

Marie Chandoha

211 Main Street, San Francisco, California 94105

(Name and Address of Agent for Service)

Copies of communications to:

Douglas Dick, Esq.	David Lekich, Esq.
Dechert LLP 1900 K Street, NW Washington, DC 20006-2401	Charles Schwab Investment Management, Inc. 211 Main Street SF211MN-05-491 San Francisco, CA 94105

As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

It is proposed that this filing will become effective on October 31, 2014 pursuant to Rule 488.

No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

LAUDUS INSTITUTIONAL TRUST

LAUDUS MONDRIAN INSTITUTIONAL INTERNATIONAL EQUITY FUND

LAUDUS MONDRIAN INSTITUTIONAL EMERGING MARKETS FUND

211 Main Street

San Francisco, CA 94105

[            , 2014]

Dear Shareholder:

We wish to provide you with some important information concerning your investment. As a shareholder of the Laudus Mondrian Institutional International Equity Fund and/or the Laudus Mondrian Institutional Emerging Markets Fund, each a series of Laudus Institutional Trust (the “Acquired Trust”) (each an “Acquired Fund”), we wish to inform you that the Board of Trustees (the “Board”) of the Acquired Trust, after careful consideration, has approved the reorganization of the Laudus Mondrian Institutional International Equity Fund into the Institutional Shares of the Laudus Mondrian International Equity Fund, a series of Laudus Trust (the “Acquiring Trust”), and the reorganization of the Laudus Mondrian Institutional Emerging Markets Fund into the Institutional Shares of the Laudus Mondrian Emerging Markets Fund, a series of the Acquiring Trust. Each of the Laudus Mondrian International Equity Fund and the Laudus Mondrian Emerging Markets Fund are referred to herein as an “Acquiring Fund,” and together with the Acquired Funds, the “Funds”. Each Acquired Fund and the respective Acquiring Fund pursue the same investment objectives and investment strategies and are managed by the same portfolio managers.

The attached combined Prospectus/Information Statement is designed to give you information relating to the reorganizations. The Board of the Acquired Trust has approved the reorganizations. The Board believes that the reorganizations will benefit shareholders as follows, among others:

•

Each Acquired Fund and the respective Acquiring Fund pursue the same investment objective, the same investment strategies and are managed by the same investment adviser and subadviser, providing for continuity of investment management.

•

The reorganization of the Laudus Mondrian Institutional International Equity Fund into the Institutional Shares of the Laudus Mondrian International Equity Fund will combine a smaller fund into a larger fund. Shareholders could potentially benefit by the growth in assets realized by the combination of the Funds because the Acquiring Fund can potentially take advantage of the benefits of any future economies of scale, including the ability to spread certain fixed costs across a larger asset base.

•

Each reorganization is intended to be tax-free to the Acquired Fund and the respective Acquiring Fund and to shareholders and every effort will be made to accomplish the reorganization in such a manner as to not dilute your investment.

Shareholder approval is NOT required to effect either reorganization. At the close of business on February 6, 2015, each Acquired Fund will transfer its assets to the respective Acquiring Fund. On that date, you will receive Institutional Shares of the respective Acquiring Fund equal in aggregate net asset value to your shares of the Acquired Fund. We have enclosed a Prospectus/Information Statement that describes the reorganizations in greater detail and contains important information about the Acquiring Funds.

THE TRANSACTION WILL NOT REQUIRE ANY ACTION ON YOUR PART. WE ARE NOT ASKING FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY. You will automatically receive Institutional Shares of the respective Acquiring Fund in exchange for your shares of the Acquired Fund as of the closing date. If you have questions or would like to discuss alternatives, you may contact us at (800)-                 . If you invest through another financial institution, such as a brokerage firm, please contact your financial

I

institution should you have any questions. You are a valued investor and we thank you for your continued investment in the Acquired Trust.

Sincerely,
Marie Chandoha President and Chief Executive Officer

II

LAUDUS INSTITUTIONAL TRUST

211 Main Street

San Francisco, CA 94105

(800) [            ]

PROSPECTUS/INFORMATION STATEMENT

[            , 2014]

Acquisition of the assets and liabilities of:	By and in exchange for shares of:
Laudus Mondrian Institutional International Equity Fund (LIIEX) A series of Laudus Institutional Trust 211 Main Street San Francisco, CA 94105	Laudus Mondrian International Equity Fund—Institutional Shares (LIEIX) A series of Laudus Trust 211 Main Street San Francisco, CA 94105
Laudus Mondrian Institutional Emerging Markets Fund (LIEMX) A series of Laudus Institutional Trust 211 Main Street San Francisco, CA 94105	Laudus Mondrian Emerging Markets Fund—Institutional Shares (LEMNX) A series of Laudus Trust 211 Main Street San Francisco, CA 94105

This Prospectus/Information Statement is being furnished to shareholders of Laudus Mondrian Institutional International Equity Fund (the “Institutional IE Fund”) and Laudus Mondrian Institutional Emerging Markets Fund (the “Institutional EM Fund,” and together with the Institutional IE Fund, the “Acquired Funds”), each a series of Laudus Institutional Trust (the “Acquired Trust”), in connection with an Agreement and Plan of Reorganization (the “Plan”) that has been approved by the Board of Trustees (the “Board”) of the Acquired Trust. Under the Plan, shareholders of the Institutional IE Fund will receive Institutional Shares of the Laudus Mondrian International Equity Fund (the “IE Fund”), a series of Laudus Trust (the “Acquiring Trust”) and shareholders of the Institutional EM Fund will receive Institutional Shares of Laudus Mondrian Emerging Markets Fund (the “EM Fund,” and together with the IE Fund, the “Acquiring Funds”), a series of the Acquiring Trust, equal in aggregate value to the aggregate value of the assets transferred by each Acquired Fund to the respective Acquiring Fund less the liabilities of the Acquired Fund that are assumed by the Acquiring Fund, as of the closing date of the reorganization (each a “Reorganization”). The Acquired Funds and Acquiring Funds together are referred to as the “Funds.” After the Reorganizations are complete, each Acquired Fund will be terminated. The Reorganizations are expected to be completed after market close on or about February [6], 2015 (the “Closing Date”), such that shareholders of each Acquired Fund will become shareholders of the respective Acquiring Fund on or about February [6], 2015.

The Board of the Acquired Trust believes that the Reorganizations are in the best interest of the Acquired Funds and their shareholders and that the interests of the Acquired Funds’ shareholders will not be diluted as a result of the Reorganizations. For federal income tax purposes, each Reorganization is intended to be structured as a tax-free transaction for the Acquired Fund and its shareholders.

The Acquired Funds are each a series of the Acquired Trust, which is a Delaware statutory trust registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company. The Acquiring Funds are each a series of the Acquiring Trust, which is a Massachusetts business trust registered with the SEC as an open-end management investment company. The Acquired Trust currently consists of 2 separate series, the Acquired Funds. The Acquiring Trust currently consists of 5 separate series, including the Acquiring Funds. Charles Schwab Investment Management, Inc. (“CSIM”) currently serves as the investment adviser to both the Acquired Funds and the Acquiring Funds and will continue to serve as the investment adviser of the Acquiring Funds following the Reorganizations. Mondrian Investment Partners Limited (“Mondrian”) currently serves as the subadviser to both the Acquired Funds and the Acquiring Funds and will continue to serve as the subadviser of the Acquiring Funds following the Reorganizations. The investment objective of each Acquired Fund and the respective Acquiring Fund is the same, which is to seek long-term capital appreciation.

III

Each Acquired Fund offers only one class of shares and, if approved, shareholders of each Acquired Fund will receive Institutional Shares of the respective Acquiring Fund as part of the Reorganization.

This Prospectus/Information Statement, which you should read carefully and retain for future reference, sets forth concisely the information that you should know about the Acquired Funds, the Acquiring Funds and the Reorganizations. This Prospectus/Information Statement and any enclosures are being mailed to shareholders on or about November     , 2014.

A Statement of Additional Information, dated                 , 2014, relating to this Prospectus/Information Statement and the Reorganizations has been filed with the SEC and is incorporated by reference into this Prospectus/Information Statement, which means it is considered legally a part of this Prospectus/Information Statement.

Additional information relating to the Acquired Funds is contained in the summary prospectuses, the combined statutory prospectus (the “Acquired Funds Statutory Prospectus”) and combined statement of additional information (“Acquired Funds SAI”) for the Acquired Funds each dated July 29, 2014, as supplemented, and in the combined annual report to Shareholders of the Acquired Funds for the fiscal year ended March 31, 2014 (the “Acquired Funds Annual Report”), each of which has been filed with the SEC. Additional information relating to the Acquiring Funds is contained in the summary prospectuses, the combined statutory prospectus and combined statement of additional information (“Acquiring Funds SAI”) for the Acquiring Funds each dated July 29, 2014, as supplemented, and in the combined annual report to Shareholders of the Acquiring Funds for the fiscal year ended March 31, 2014 (the “Acquiring Funds Annual Report”), each of which has been filed with the SEC. Each Acquired Fund’s summary prospectus and the Acquired Funds Annual Report have previously been delivered to the Acquired Fund’s shareholders. Certain information relating to the Funds in the Acquired Funds SAI, Acquiring Funds SAI, Acquired Funds Annual Report and Acquiring Funds Annual Report are incorporated by reference into the Statement of Additional Information relating to this Prospectus/Information Statement.

For a free copy of any of the documents described above, including the Statement of Additional Information relating to this Prospectus/Information Statement, you may call 1-800-447-3332, or you may write to the Funds at the address listed on the cover of this Prospectus/Information Statement. You may also obtain these documents by accessing the Internet site for the Acquired Trust and Acquiring Trust at www.laudus.com. In addition, these documents may be obtained from the EDGAR database on the SEC’s Internet site at www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC or the SEC’s Chicago Regional Office located at 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604 and the SEC’s New York Regional Office located at 3 World Financial Center, Suite 400, New York, NY 10281-1022 (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (“FDIC”) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

IV

I. SYNOPSIS

The following Synopsis provides a brief overview of the key features and other matters typically of concern to shareholders affected by a reorganization, including the primary features and consequences of the reorganization of each Acquired Fund into the respective Acquiring Fund. It may not contain all of the information that is important to you. To better understand the Reorganizations, you should read the accompanying Prospectus/Information Statement and the Plan, which is attached to the accompanying Prospectus/Information Statement as the Appendix.

The following Synopsis is qualified in its entirety by reference to the additional information contained elsewhere in the accompanying Prospectus/Information Statement, the Statement of Additional Information relating to this Prospectus/Information Statement, and the Plan.

Q.	What is involved in the reorganizations?

A.	As more fully explained in the Prospectus/Information Statement, the Board of the Acquired Trust has approved the Reorganization of each Acquired Fund with and into the respective Acquiring Fund. You are receiving this Prospectus/Information Statement because you are a shareholder of an Acquired Fund and will be impacted by the Reorganization.

Shareholders of the Acquired Funds do not need to approve the Reorganizations. The Reorganizations involve the transfer of all or substantially all of the assets of an Acquired Fund to the respective Acquiring Fund solely in exchange for Institutional Shares of the Acquiring Fund with a value approximately equal to the value of the Acquired Fund’s assets net of liabilities, and the assumption by the Acquiring Fund of all liabilities of the Acquired Fund. Immediately following the transfer, the Institutional Shares of the Acquiring Fund received by the Acquired Fund will be distributed pro rata to the Acquired Fund shareholders of record as of the Closing Date (on or about February [6], 2015). As a result, after the Reorganization is completed, you will become a shareholder of the respective Acquiring Fund and the Acquired Fund will be terminated.

Q.	Am I being asked to vote?

A.	No. We are not asking you for a proxy and you are requested not to send us a proxy.

Q.	How do the Funds’ investment objectives, strategies, and risks compare?

A.	Each Acquired Fund and the respective Acquiring Fund have the same investment objective and principal investment strategies. The principal risks of the Funds are substantially similar as well. Further information comparing the investment objective, strategies, and risks of the Funds is included below under “Summary of Funds.”

Q.	How do the Funds’ expenses compare?

A.	The types of expenses currently paid by the Acquired Fund are the same types of expenses paid by the respective Acquiring Fund. Currently, the Funds are party to similar management agreements with CSIM, the investment adviser to the Funds, but each pays a different investment advisory fee rate. For managing the Institutional IE Fund and the Institutional EM Fund, CSIM is entitled to receive a monthly advisory fee at an annual percentage rate equal to 0.75% and 1.00%, respectively, of each Fund’s average daily net assets. For managing the IE Fund, CSIM is entitled to receive a monthly advisory fee at an annual percentage rate equal to 0.85% for the first $1 billion and 0.80% over $1 billion of the IE Fund’s average daily net assets. For managing the EM Fund, CSIM is entitled to receive a monthly advisory fee at an annual percentage rate equal to 1.20% for the first $1 billion and 1.15% over $1 billion of the EM Fund’s average daily net assets. Effective October 1, 2014, the investment advisory fees paid to CSIM with respect to the IE Fund and the EM Fund will be lowered, such that CSIM will be entitled to receive a monthly advisory fee at an annual percentage rate equal to 0.75% and 1.00%, respectively, of each Fund’s average daily net assets. CSIM, and not the Funds, pays a portion of the advisory fees it receives to Mondrian in return for its services.

Following the Reorganizations, the net operating expenses will be the same or lower for the Acquired Fund and the respective Acquiring Fund.

Q.	How will the Reorganizations affect my account?

A.	Your Acquired Fund shares are expected to be exchanged for an equivalent dollar amount of the respective Acquiring Fund’s Institutional Shares. Although each Acquiring Fund offers multiple share classes, your shares will only be combined with the Institutional Shares of the Acquiring Fund. Your account registration and account options will remain the same unless you change them. The exchange is intended to be tax-free for federal income tax purposes and therefore it is intended that your aggregate tax basis for federal income tax purposes in the account will remain the same.

Q.	Will the value of my investment change as a result of the Reorganizations?

A.	No. The aggregate value of your investment will not change as a result of the Reorganizations.

Q.	Do the procedures for purchasing and redeeming shares of the Funds differ?

A.	Effective January [23], 2015, each Acquired Fund will close to new and existing investors. Existing shareholders of the Acquired Funds as of that date may continue to receive dividends and/or distributions in the form of additional shares of the Acquired Funds. Shareholders of the Acquired Funds may continue to redeem shares of the Fund through the Closing Date of the Reorganizations. For the Acquired Funds there is a minimum initial investment of $1,000,000, while the minimum initial investment for Institutional Shares of the Acquiring Funds is $500,000. Neither the Acquired Funds nor the Institutional Shares of the Acquiring Funds have a minimum subsequent investment. Other than as noted above, the procedures for purchasing and redeeming shares of the Funds are substantially similar. Following the Reorganizations the procedures for purchasing and redeeming shares of the Acquiring Funds will remain unchanged.

Q.	Do the Funds’ exchange privileges differ?

A.	Yes. Shares of the Acquired Funds may only be exchanged into shares of any other fund of the Acquired Trust. In accordance with the Plan, shareholders of each Acquired Fund will receive Institutional Shares of the respective Acquiring Fund. The Acquiring Funds’ Institutional Shares may be exchanged into shares of any other fund of the Acquiring Trust or converted to shares of another class of that Acquiring Fund.

Q.	Do the Funds’ dividend and distribution policies differ?

A.	No. The Funds have the same dividend and distribution policies. Following the Reorganizations, the dividend and distribution policies of the Acquiring Funds will remain unchanged.

Q.	Who will pay the costs associated with the Prospectus/Information Statement?

A.	The expenses directly related to the Reorganizations, including the cost of printing and mailing this Prospectus/Information Statement, will be borne and paid by the Acquired Funds.

Q.	When are the Reorganizations expected to occur?

A.	It is anticipated that the Reorganizations will occur on or about February 6, 2015. Shortly after completion of the Reorganizations, affected shareholders will receive a confirmation statement reflecting their new Acquiring Fund account number and number of shares owned.

Q.	Has the Board of Trustees approved the Reorganizations?

A.	Yes. The Board of the Acquired Trust has approved the Reorganizations. The Board believes that it is in shareholders’ best interests to reorganize each Acquired Fund into the respective Acquiring Fund as it will allow current Acquired Fund shareholders to pursue the same investment objective and same investment strategies, but as part of a larger fund. The specific factors considered by the Board in approving the Reorganizations are discussed in more detail in the Prospectus/Information Statement.

Q.	Will there be any federal income tax consequences as a result of the Reorganizations?

A.	Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes (under Section 368 of the Internal Revenue Code of 1986, as amended). Assuming the Reorganization qualifies for such treatment, shareholders should not recognize any taxable gain or loss as a direct result of the Reorganization for federal income tax purposes. As a condition to the closing of the Reorganization, the Acquired Fund and the respective Acquiring Fund will receive an opinion of legal counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. Such opinion will be subject to receipt of and based on certain representations from the Funds. Opinions of legal counsel are not binding on the Internal Revenue Service or the courts. If you choose to redeem or exchange your shares before or after the Reorganization, you may realize a taxable gain or loss; therefore, you should separately consider any state, local and other tax consequences in consultation with your tax advisor. In addition, prior to the Closing Date you may receive a distribution of ordinary income or capital gains from the Acquired Fund.

II. SUMMARY OF FUNDS

A.	Investment Objective

Each Acquired Fund and the respective Acquiring Fund have the same investment objective: to seek long-term capital appreciation.

B.	Comparison of Fees and Expenses

Current and Pro Forma Fees and Expenses

The following tables compare the fees and expenses you may bear directly or indirectly as an investor in the Acquiring Fund versus the respective Acquired Fund, and show the projected (“pro forma”) estimated fees and expenses of the Acquiring Fund as of March 31, 2014, assuming consummation of the Reorganizations. Fees and expenses shown for the Acquired Fund and the respective Acquiring Fund were determined based on each Fund’s average net assets as of the fiscal period ended March 31, 2014. The pro forma fees and expenses are estimated in good faith and are hypothetical, and do not reflect any change in expense ratios resulting from a change in assets under management since March 31, 2014 for any Fund. More current total net asset information is available at www.laudus.com. It is important for you to know that a decline in a Fund’s average net assets during the current fiscal year and after the Reorganization, as a result of shareholder redemptions or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown, which means you could pay more if you buy or hold shares of the Fund.

Annual Fund Operating Expenses

Annual Fund Operating Expenses are paid out of a Fund’s assets and include fees for portfolio management and administrative services, including recordkeeping, accounting or subaccounting, and other shareholder services. You do not pay these fees directly, but as the examples in the table below show, these costs are borne indirectly by all shareholders.

Institutional IE Fund—IE Fund Reorganization

Shareholder Fees (fees paid directly from your investment)

	Laudus Mondrian Institutional International Equity Fund (“Acquired Fund”)	Laudus Mondrian International Equity Fund (“Acquiring Fund”)	Pro Forma Combined Acquiring Fund
Redemption fee (as a % of the amount sold or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expense that you pay each year as a % of the value of your investment)

	Laudus Mondrian Institutional International Equity Fund (“Acquired Fund”)		Laudus Mondrian International Equity Fund (“Acquiring Fund”)		Pro Forma Combined Acquiring Fund
Management fees	0.75%		0.85%		0.75%
Distribution (12b-1) fees	None		None		None
Other expenses	0.76%		0.22%		0.22%

Total annual fund operating expenses	1.51%		1.07%		0.97%
Less Expense Reduction	(0.61%)		(0.02%)		(0.07)%

Total annual fund operating expenses after expense reduction	0.90	%(1)	1.05	%(2)	0.90	%(3)

(1)

The investment adviser has agreed to limit the total annual fund operating expenses (excluding interest, taxes, and certain non-routine expenses) of the Fund to 0.90% until at least July 30, 2024. During this term, the agreement may only be amended or terminated with the approval of the Fund’s Board. Any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the Fund to the investment adviser during the next two fiscal years to the extent that the repayment will not cause the Fund’s total annual fund operating expenses to exceed the limit (as stated in the agreement) during the respective year. The investment adviser may, but is not required to, extend the agreement for additional years.

(2)

The investment adviser has agreed to limit the total annual fund operating expenses (excluding interest, taxes, and certain non-routine expenses) of the Fund to 1.05% for the Institutional Shares until at least July 30, 2016. During this term, the agreement may only be amended or terminated with the approval of the Fund’s Board. Any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the Fund to the investment adviser during the next two fiscal years to the extent that the repayment will not cause the Fund’s total annual fund operating expenses to exceed the limit (as stated in the agreement) during the respective year. The investment adviser may, but is not required to, extend the agreement for additional years.

(3)

The investment adviser has agreed to limit the total annual fund operating expenses (excluding interest, taxes, and certain non-routine expenses) of the Fund to 0.90% for the Institutional Shares until at least July 30, 2016. During this term, the agreement may only be amended or terminated with the approval of the Fund’s Board. Any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the Fund to the investment adviser during the next two fiscal years to the extent that the repayment will not cause the Fund’s total annual fund operating expenses to exceed the limit (as stated in the agreement) during the respective year. The investment adviser may, but is not required to, extend the agreement for additional years.

Examples: These examples are intended to help you compare the cost of investing in the Acquired Fund and the Acquiring Fund, and also allow you to compare these costs with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that a Fund’s operating expenses remain the same. The figures for the Acquired Fund are based on total annual fund operating expenses after expense reduction. The figures for the Acquiring Fund and the pro forma Acquiring Fund are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the Funds or sold your shares at the end of each period. Your actual costs may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$92	$287	$498	$1,108
Acquiring Fund	$107	$336	$586	$1,302
Pro Forma Acquiring Fund (following the Reorganization)	$92	$295	$522	$1,177

The projected post-Reorganization pro forma Annual Fund Operating Expenses and example expenses presented above are based on numerous material assumptions, including that certain fixed costs involved in operating the Acquired Fund will be eliminated. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, including the future level of the Acquiring Fund’s assets, many of which are beyond the control of the Acquiring Fund and CSIM.

Institutional EM Fund—EM Fund Reorganization

Shareholder Fees (fees paid directly from your investment)

	Laudus Mondrian Institutional Emerging Markets Fund (“Acquired Fund”)	Laudus Mondrian Emerging Markets Fund (“Acquiring Fund”)	Pro Forma Combined Acquiring Fund
Redemption fee (as a % of the amount sold or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expense that you pay each year as a % of the value of your investment)

	Laudus Mondrian Institutional Emerging Markets Fund (“Acquired Fund”)		Laudus Mondrian Emerging Markets Fund (“Acquiring Fund”)		Pro Forma Combined Acquiring Fund
Management fees	1.00%		1.20%		1.00%
Distribution (12b-1) fees	None		None		None
Other expenses	0.25%		0.32%		0.21%

Total annual fund operating expenses	1.25%		1.52%		1.21%
Less Expense Reduction	(0.00%)		(0.07%)		(0.01)%

Total annual fund operating expenses after expense reduction(1)	1.25	%(1)	1.45	%(2)	1.20	%(3)

(1)

The investment adviser has agreed to limit the total annual fund operating expenses (excluding interest, taxes, and certain non-routine expenses) of the Fund to 1.27% until at least July 30, 2024. During this term, the agreement may only be amended or terminated with the approval of the Fund’s Board. Any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the Fund to the investment adviser during the next two fiscal years to the extent that the repayment will not cause the Fund’s total annual fund operating expenses to exceed the limit (as stated in the agreement) during the respective year. The investment adviser may, but is not required to, extend the agreement for additional years.

(2)

The investment adviser has agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Fund to 1.45% for the Institutional Shares until at least July 30, 2016. During this term, the agreement may only be amended or terminated with the approval of the Fund’s Board. Any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the Fund to the investment adviser during the next two fiscal years to the extent that the repayment will not cause the Fund’s total annual fund operating expenses to exceed the limit (as stated in the agreement) during the respective year. The investment adviser may, but is not required to, extend the agreement for additional years.

(3)

The investment adviser has agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Fund to 1.20% for the Institutional Shares until at least July 30, 2016. During this term, the agreement may only be amended or terminated with the approval of the Fund’s Board. Any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the Fund to the investment adviser during the next two fiscal years to the extent that the repayment will not cause the Fund’s total annual fund operating expenses to exceed the limit (as stated in the agreement) during the respective year. The investment adviser may, but is not required to, extend the agreement for additional years.

Examples: These examples are intended to help you compare the cost of investing in the Acquired Fund and the Acquiring Fund, and also allow you to compare these costs with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that a Fund’s operating expenses remain the same. The figures for the Acquired Fund are based on total annual fund operating expenses after expense reduction. The figures for the Acquiring Fund and the pro forma Acquiring Fund are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the Funds or sold your shares at the end of each period. Your actual costs may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$127	$397	$686	$1,511
Acquiring Fund	$148	$466	$815	$1,800
Pro Forma Acquiring Fund (following the Reorganization)	$122	$382	$663	$1,464

The projected post-Reorganization pro forma Annual Fund Operating Expenses and example expenses presented above are based on numerous material assumptions, including that certain fixed costs involved in operating the Acquired Fund will be eliminated. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, including the future level of the Acquiring Fund’s assets, many of which are beyond the control of the Acquiring Fund and CSIM.

C.	Comparison of Investment Objective and Principal Investment Strategies

The following is a comparison of the investment objectives and principal investment strategies of the Funds. As stated above, each Acquired Fund and the respective Acquiring Fund have the same investment objectives and pursue the same principal investment strategies.

Institutional IE Fund—IE Fund Reorganization

ACQUIRED FUND	ACQUIRING FUND

Investment Objective	Investment Objective
The Fund seeks long-term capital appreciation.	The Fund seeks long-term capital appreciation.

Principal Investment Strategies	Principal Investment Strategies
The Fund pursues its investment objective primarily by investing in equity securities of non-U.S. large capitalization issuers, including the securities of emerging market companies, that, in Mondrian’s opinion, are undervalued at the time of purchase based on fundamental value analysis employed by Mondrian. Normally, the Fund will invest primarily in common stocks. The Fund may purchase securities of non-U.S. issuers directly or indirectly in the form of American, European or Global depositary receipts or other securities representing underlying shares of non-U.S. issuers. The Fund may also purchase other investment funds, including, but not limited to, registered funds, including exchange-traded funds (ETFs), unregistered funds and real estate investment trusts (REITs).	The Fund pursues its investment objective primarily by investing in equity securities of non-U.S. large capitalization issuers, including the securities of emerging market companies, that, in Mondrian’s opinion, are undervalued at the time of purchase based on fundamental value analysis employed by Mondrian. Normally, the Fund will invest primarily in common stocks. The Fund may purchase securities of non-U.S. issuers directly or indirectly in the form of American, European or Global depositary receipts or other securities representing underlying shares of non-U.S. issuers. The Fund may also purchase other investment funds, including, but not limited to, registered funds, including exchange-traded funds (ETFs), unregistered funds and real estate investment trusts (REITs).

For purposes of investments to be made by the Fund, large capitalization companies are currently defined by Mondrian to mean issuers that have a market capitalization of more than $6.5 billion at the time of purchase. This level is subject to market movements and is regularly reviewed by the subadviser. Typically, the Fund invests in securities of approximately 30-40 companies.	For purposes of investments to be made by the Fund, large capitalization companies are currently defined by Mondrian to mean issuers that have a market capitalization of more than $6.5 billion at the time of purchase. This level is subject to market movements and is regularly reviewed by the subadviser. Typically, the Fund invests in securities of approximately 30-40 companies.

Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in equity securities.	Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in equity securities.

Mondrian’s approach in selecting investments for the Fund is primarily oriented to individual stock selection and is value driven. In selecting stocks for the Fund, Mondrian identifies those stocks that it believes will provide capital appreciation over a market cycle, taking into consideration movements in the price of the individual security and the impact of currency fluctuation on a United States domiciled, dollar-based investor. Mondrian conducts fundamental research on a global basis in order to identify securities that, in Mondrian’s opinion, have the potential for long-term capital appreciation. This research effort generally centers on a value-oriented dividend discount methodology with respect to individual securities and market analysis that isolates value across country boundaries. The approach focuses on future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being received today. In addition, the analysis typically includes a comparison of the values and current market prices of different possible investments. Mondrian’s general management strategy emphasizes long-term holding of securities, although securities may be sold in Mondrian’s discretion without regard to the length of time they have been held.	Mondrian’s approach in selecting investments for the Fund is primarily oriented to individual stock selection and is value driven. In selecting stocks for the Fund, Mondrian identifies those stocks that it believes will provide capital appreciation over a market cycle, taking into consideration movements in the price of the individual security and the impact of currency fluctuation on a United States domiciled, dollar-based investor. Mondrian conducts fundamental research on a global basis in order to identify securities that, in Mondrian’s opinion, have the potential for long-term capital appreciation. This research effort generally centers on a value-oriented dividend discount methodology with respect to individual securities and market analysis that isolates value across country boundaries. The approach focuses on future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being received today. In addition, the analysis typically includes a comparison of the values and current market prices of different possible investments. Mondrian’s general management strategy emphasizes long-term holding of securities, although securities may be sold in Mondrian’s discretion without regard to the length of time they have been held.

The Fund may invest in securities issued in any currency and may hold foreign currency. The Fund may carry out hedging activities and may invest in forward foreign currency exchange contracts to hedge currency risks associated with the purchase of individual securities denominated in a particular currency. Under normal circumstances, hedging is undertaken defensively back into the base currency of the Fund.	The Fund may invest in securities issued in any currency and may hold foreign currency. The Fund may carry out hedging activities and may invest in forward foreign currency exchange contracts to hedge currency risks associated with the purchase of individual securities denominated in a particular currency. Under normal circumstances, hedging is undertaken defensively back into the base currency of the Fund.

The Fund may invest in derivative instruments, principally futures contracts. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or as part of a strategy designed to reduce exposure to other risks. The Fund may lend its securities to certain financial institutions to earn additional income.	The Fund may invest in derivative instruments, principally futures contracts. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or as part of a strategy designed to reduce exposure to other risks. The Fund may lend its securities to certain financial institutions to earn additional income.

The Fund may also invest in investment- and below investment-grade debt securities issued by government or corporate entities.	The Fund may also invest in investment- and below investment-grade debt securities issued by government or corporate entities.

The Fund may buy and sell portfolio securities actively. As a result, the Fund’s portfolio turnover rate and transaction costs will rise, which may lower Fund performance and may increase the likelihood of capital gain distributions.	The Fund may buy and sell portfolio securities actively. As a result, the Fund’s portfolio turnover rate and transaction costs will rise, which may lower Fund performance and may increase the likelihood of capital gain distributions.

For temporary defensive purposes, during unusual economic or market conditions or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the Fund engages in such activities, it may not achieve its investment objective.	For temporary defensive purposes, during unusual economic or market conditions or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the Fund engages in such activities, it may not achieve its investment objective.

Institutional EM Fund–EM Fund Reorganization

ACQUIRED FUND	ACQUIRING FUND

Investment Objective	Investment Objective
The Fund seeks long-term capital appreciation.	The Fund seeks long-term capital appreciation.

Principal Investment Strategies	Principal Investment Strategies
The Fund is an international fund and generally invests in large capitalization equity securities of emerging market companies, as described below, that, in Mondrian’s opinion, are undervalued at the time of purchase based on fundamental value analysis employed by Mondrian. Normally, the Fund will invest primarily in common stocks. The Fund may also purchase other investment funds, including, but not limited to, registered funds, including exchange-traded funds (ETFs). The Fund may purchase securities of non-U.S. issuers directly or indirectly in the form of American, European or Global depositary receipts or other securities representing underlying shares of non-U.S. issuers. Mondrian currently defines companies with large market capitalizations generally, as those with market capitalizations of $3.5 billion or more at the time of purchase. This level is subject to market movements and is regularly reviewed by Mondrian. Typically, the Fund invests in securities of approximately 35-45 companies.	The Fund is an international fund and generally invests in large capitalization equity securities of emerging market companies, as described below, that, in Mondrian’s opinion, are undervalued at the time of purchase based on fundamental value analysis employed by Mondrian. Normally, the Fund will invest primarily in common stocks. The Fund may also purchase other investment funds, including, but not limited to, registered funds, including exchange-traded funds (ETFs). The Fund may purchase securities of non-U.S. issuers directly or indirectly in the form of American, European or Global depositary receipts or other securities representing underlying shares of non-U.S. issuers. Mondrian currently defines companies with large market capitalizations generally, as those with market capitalizations of $3.5 billion or more at the time of purchase. This level is subject to market movements and is regularly reviewed by Mondrian. Typically, the Fund invests in securities of approximately 35-45 companies.

Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in the securities of emerging markets issuers.	Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in the securities of emerging markets issuers.

Mondrian’s approach in selecting investments for the Fund is primarily oriented to individual stock selection and is value driven. In selecting stocks for the Fund, Mondrian identifies those stocks that it believes will provide high total return over a market cycle, taking into consideration movements in the price of the individual security and the impact of currency fluctuation on a United States domiciled, dollar-based investor. Mondrian conducts fundamental research on a global basis in order to identify securities that, in Mondrian’s opinion, have the potential for long-term total return. This research effort generally centers on a value-oriented dividend discount methodology with respect to individual securities and market analysis that isolates value across country boundaries. The approach focuses on future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being received today. In addition, the analysis typically includes a comparison of the values and current market prices of different possible investments. Mondrian’s general management strategy emphasizes long-term holding of securities, although securities may be sold in Mondrian’s discretion without regard to the length of time they have been held.	Mondrian’s approach in selecting investments for the Fund is primarily oriented to individual stock selection and is value driven. In selecting stocks for the Fund, Mondrian identifies those stocks that it believes will provide high total return over a market cycle, taking into consideration movements in the price of the individual security and the impact of currency fluctuation on a United States domiciled, dollar-based investor. Mondrian conducts fundamental research on a global basis in order to identify securities that, in Mondrian’s opinion, have the potential for long-term total return. This research effort generally centers on a value-oriented dividend discount methodology with respect to individual securities and market analysis that isolates value across country boundaries. The approach focuses on future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being received today. In addition, the analysis typically includes a comparison of the values and current market prices of different possible investments. Mondrian’s general management strategy emphasizes long-term holding of securities, although securities may be sold in Mondrian’s discretion without regard to the length of time they have been held.

The Fund considers an “emerging country” to be any country except the United States, Canada, and those in the MSCI EAFE Index. Although this is not an exclusive list, Mondrian considers an emerging country security to be one that is issued by a company that exhibits one or more of the following characteristics: (1) its principal securities trading market is in an emerging country, as defined above; (2) while traded in any market, alone or on a consolidated basis, the company derives 50% or more of its annual revenues or annual profits from either goods produced, sales made or services performed in emerging countries; (3) the company has 50% of more of its assets located in an emerging country; or (4) it is organized under the laws of, and has a principal office in, an emerging country.	The Fund considers an “emerging country” to be any country except the United States, Canada, and those in the MSCI EAFE Index. Although this is not an exclusive list, Mondrian considers an emerging country security to be one that is issued by a company that exhibits one or more of the following characteristics: (1) its principal securities trading market is in an emerging country, as defined above; (2) while traded in any market, alone or on a consolidated basis, the company derives 50% or more of its annual revenues or annual profits from either goods produced, sales made or services performed in emerging countries; (3) the company has 50% of more of its assets located in an emerging country; or (4) it is organized under the laws of, and has a principal office in, an emerging country.

The Fund may invest in securities issued in any currency and may hold foreign currency. The Fund may actively carry on hedging activities, and may invest in forward foreign currency exchange contracts to hedge currency risks associated with the purchase of individual securities denominated in a particular currency. The Fund may invest in derivative instruments, principally futures contracts. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or as part of a strategy designed to reduce exposure to other risks. The Fund may lend its securities to certain financial institutions to earn additional income.	The Fund may invest in securities issued in any currency and may hold foreign currency. The Fund may actively carry on hedging activities, and may invest in forward foreign currency exchange contracts to hedge currency risks associated with the purchase of individual securities denominated in a particular currency. The Fund may invest in derivative instruments, principally futures contracts. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or as part of a strategy designed to reduce exposure to other risks. The Fund may lend its securities to certain financial institutions to earn additional income.

The Fund may buy and sell portfolio securities actively. As a result, the Fund’s portfolio turnover rate and transaction costs will rise, which may lower Fund performance and may increase the likelihood of capital gain distributions.	The Fund may buy and sell portfolio securities actively. As a result, the Fund’s portfolio turnover rate and transaction costs will rise, which may lower Fund performance and may increase the likelihood of capital gain distributions.

For temporary defensive purposes, during unusual economic or market conditions or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the Fund engages in such activities, it may not achieve its investment objective.	For temporary defensive purposes, during unusual economic or market conditions or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the Fund engages in such activities, it may not achieve its investment objective.

D.	Comparison of Principal Risks

Each Fund may invest in various types of securities or use certain investment techniques to achieve its investment objective. The following is a summary of the principal risks associated with such securities and investment techniques. Because each Acquired Fund and the respective Acquiring Fund have the same investment strategies and policies, the principal risks are substantially similar. Additional information about these risks is included below. As with any security, an investment in a Fund involves certain risks. The fact that a particular risk is not identified does not mean that a Fund, as part of its overall investment strategy, does not invest or is precluded from investing in securities that give rise to that risk.

Institutional IE Fund—IE Fund Reorganization

ACQUIRED FUND	ACQUIRING FUND

Principal Risks	Principal Risks
Market risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.	Market risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Management risk. As with all actively managed funds, the Fund is subject to the risk that Mondrian will select investments or allocate assets in a manner that could cause the Fund to underperform or otherwise not meet its objective. Poor stock selection or a focus on securities in a particular sector may cause the Fund to underperform its benchmark or other funds with a similar investment objective.	Management risk. As with all actively managed funds, the Fund is subject to the risk that Mondrian will select investments or allocate assets in a manner that could cause the Fund to underperform or otherwise not meet its objective. Poor stock selection or a focus on securities in a particular sector may cause the Fund to underperform its benchmark or other funds with a similar investment objective.

Equity risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.	Equity risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Large-cap risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments—mid- or small-cap stocks, for instance—the Fund’s large-cap holdings could reduce performance.	Large-cap risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments—mid- or small-cap stocks, for instance—the Fund’s large-cap holdings could reduce performance.

Foreign investment risk. The Fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the Fund’s investments, and could impair the Fund’s ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets.	Foreign investment risk. The Fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the Fund’s investments, and could impair the Fund’s ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets.

Emerging markets risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, and, at times, it may be difficult to value such investments.	Emerging markets risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, and, at times, it may be difficult to value such investments.

Currency risk. The Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies may involve risks that those currencies will decline in value relative to the U.S. dollar.	Currency risk. The Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies may involve risks that those currencies will decline in value relative to the U.S. dollar.

Derivatives risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.	Derivatives risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.

Fixed income risk. Interest rates rise and fall over time, which will affect the Fund’s yield and share price. The credit quality of a portfolio investment could also cause the Fund’s share price to fall. The Fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower than market rates of interest, which could hurt the Fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.	Fixed income risk. Interest rates rise and fall over time, which will affect the Fund’s yield and share price. The credit quality of a portfolio investment could also cause the Fund’s share price to fall. The Fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower than market rates of interest, which could hurt the Fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

Securities lending risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.	Securities lending risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Real estate investment trusts (REITs) risk. The Fund may invest in REITs. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, access to capital, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks, for example, REITs, are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on the fund. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.	Real estate investment trusts (REITs) risk. The Fund may invest in REITs. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, access to capital, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks, for example, REITs, are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on the fund. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.

Exchange traded fund (ETF) risk. When the Fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.	Exchange traded fund (ETF) risk. When the Fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

Leverage risk. Certain Fund transactions, such as derivatives, may give rise to a form of leverage and may expose the Fund to greater risk. Leverage tends to magnify the effect of any increase or decrease in the value of the Fund’s portfolio securities.	Leverage risk. Certain Fund transactions, such as derivatives, may give rise to a form of leverage and may expose the Fund to greater risk. Leverage tends to magnify the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Liquidity risk. A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.	Liquidity risk. A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.

Institutional EM Fund—EM Fund Reorganization

ACQUIRED FUND	ACQUIRING FUND

Principal Risks	Principal Risks
Market risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.	Market risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Management risk. As with all actively managed funds, the Fund is subject to the risk that Mondrian will select investments or allocate assets in a manner that could cause the Fund to underperform or otherwise not meet its objective. Poor stock selection or a focus on securities in a particular sector may cause the Fund to underperform its benchmark or other funds with a similar investment objective.	Management risk. As with all actively managed funds, the Fund is subject to the risk that Mondrian will select investments or allocate assets in a manner that could cause the Fund to underperform or otherwise not meet its objective. Poor stock selection or a focus on securities in a particular sector may cause the Fund to underperform its benchmark or other funds with a similar investment objective.

Equity risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.	Equity risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Large-cap risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments—mid- or small-cap stocks, for instance—the Fund’s large-cap holdings could reduce performance.	Large-cap risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments—mid- or small-cap stocks, for instance—the Fund’s large-cap holdings could reduce performance.

Foreign investment risk. The Fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the Fund’s investments, and could impair the Fund’s ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets.	Foreign investment risk. The Fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the Fund’s investments, and could impair the Fund’s ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets.

Emerging markets risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, and, at times, it may be difficult to value such investments.	Emerging markets risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, and, at times, it may be difficult to value such investments.

Currency risk. The Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies may involve risks that those currencies will decline in value relative to the U.S. dollar.	Currency risk. The Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies may involve risks that those currencies will decline in value relative to the U.S. dollar.

Derivatives risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.	Derivatives risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.

Securities lending risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.	Securities lending risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Exchange traded fund (ETF) risk. When the Fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.	Exchange traded fund (ETF) risk. When the Fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

Leverage risk. Certain Fund transactions, such as derivatives, may give rise to a form of leverage and may expose the Fund to greater risk. Leverage tends to magnify the effect of any increase or decrease in the value of the Fund’s portfolio securities.	Leverage risk. Certain Fund transactions, such as derivatives, may give rise to a form of leverage and may expose the Fund to greater risk. Leverage tends to magnify the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Liquidity risk. A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.	Liquidity risk. A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.

E.	Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for each Fund as a percentage of the average value of its portfolio was as set forth below:

Fund	Portfolio Turnover Rate
Institutional IE Fund	26%
IE Fund	25%
Institutional EM Fund	41%
EM Fund	69%

F.	Comparison of Fund Performance

Set forth below is past performance information for each Acquired Fund and the respective Acquiring Fund. The bar chart below shows how the Funds’ investment results have varied from year to year, and the following table shows the Funds’ average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the Funds. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance.

The following total returns information shows the returns of each Acquired Fund and the respective Acquiring Fund. For current performance information, please see www.laudus.com/prospectus.

Institutional IE Fund—IE Fund Reorganization

Acquired Fund

Annual Total Returns (%) (as of 12/31)

Best Quarter: 19.11%, for Q2 2009

Worst Quarter: (18.21%), for Q1 2009

Year-to-date performance (non-annualized and pre-tax) as of 9/30/2014: [        ]%

Average Annual Total Returns (%) (as of 12/31/13)

Acquired Fund	1 Year	5 Years	Since Inception (4/24/08)
Before taxes	21.38%	8.87%	0.61%
After taxes on distributions	20.68%	8.59%	0.28%
After taxes on distributions and sale of shares	13.08%	7.43%	0.77%
Comparative Index (reflects no deduction for expenses or taxes)
MSCI EAFE Index (Net)	22.78%	12.44%	1.27%
MSCI EAFE Value Index (Net)	22.95%	11.99%	0.88%

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.

Acquiring Fund

Annual Total Returns (%) (as of 12/31)

Best Quarter: 18.48%, for Q3 2009

Worst Quarter: (17.70%), for Q1 2009

Year-to-date performance (non-annualized and pre-tax) as of 9/30/2014: [        ]%

Average Annual Total Returns (%) (as of 12/31/13)

Acquiring Fund—Institutional Shares	1 Year	5 Years	Since Inception (6/16/08)
Before taxes	20.82%	8.68%	0.19%
After taxes on distributions	20.27%	8.40%	(0.07%)
After taxes on distributions and sale of shares	12.59%	7.29%	0.48%
Comparative Index (reflects no deduction for expenses or taxes)
MSCI EAFE Index (Net)	22.78%	12.44%	1.83%
MSCI EAFE Value Index (Net)	22.95%	11.99%	1.65%

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.

Institutional EM Fund—EM Fund Reorganization

Acquired Fund

Annual Total Returns (%) (as of 12/31)

Best Quarter: 31.55%, for Q2 2009

Worst Quarter: (18.23%), for Q3 2011

Year-to-date performance (non-annualized and pre-tax) as of 9/30/2014: [        ]%

Average Annual Total Returns (%) (as of 12/31/13)

Acquired Fund	1 Year	5 Years	Since Inception (4/24/08)
Before taxes	(9.82%)	12.34%	(0.83%)
After taxes on distributions	(9.98%)	12.24%	(0.96%)
After taxes on distributions and sale of shares	(5.10%)	10.18%	(0.42%)
Comparative Index (reflects no deduction for expenses or taxes)
MSCI Emerging Markets Index (Net)	(2.60%)	14.79%	(0.53%)

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.

Acquiring Fund

Annual Total Returns (%) (as of 12/31)

Best Quarter: 30.77%, for Q2 2009

Worst Quarter: (24.85%), for Q4 2008

Year-to-date performance (non-annualized and pre-tax) as of 9/30/2014: [        ]%

Average Annual Total Returns (%) (as of 12/31/13)

Acquiring Fund—Institutional Shares	1 Year	5 Years	Since Inception (11/2/07)
Before taxes	(10.13%)	12.26%	(0.62%)
After taxes on distributions	(10.15%)	12.19%	(0.71%)
After taxes on distributions and sale of shares	(5.25%)	10.25%	(0.18%)
Comparative Index (reflects no deduction for expenses or taxes)
MSCI Emerging Markets Index (Net)	(2.60%)	14.79%	(1.95%)

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.

G.	Distribution Arrangements

Pursuant to a distribution agreement between ALPS Distributors, Inc. (“ALPS” or “distributor”) and the Acquired Trust and Acquiring Trust, on behalf of its respective Funds, ALPS is the principal underwriter for shares of the Funds and is the Acquired Trust’s and Acquiring Trust’s agent for the purpose of the continuous offering of the Funds’ shares. ALPS receives no fee from the Funds under the distribution agreements.

H.	Management of the Funds

Investment Adviser:    CSIM serves as the investment adviser of each Acquired Fund and the respective Acquiring Fund.

Subadviser:    Mondrian serves as the subadviser of each Acquired Fund and the respective Acquiring Fund.

Portfolio Managers—Institutional IE Fund and IE Fund:    Nigel Bliss, Elizabeth Desmond, Melissa Platt and Andrew Porter serve as the portfolio managers for both Funds. Below is information regarding the portfolio managers of the Funds:

Nigel Bliss, Senior Portfolio Manager-International Equity Team of Mondrian, has been a portfolio manager of each Fund since 2014.

Elizabeth Desmond (CFA), Director and Chief Investment Officer-International Equity Team of Mondrian, has been a portfolio manager of each Fund since its inception.

Melissa Platt (CFA), Portfolio Manager-International Equity Team of Mondrian, has been a portfolio manager of each Fund since 2011.

Andrew Porter (CFA), Senior Portfolio Manager-International Equity Team of Mondrian, has been a portfolio manager of each Fund since 2014.

Portfolio Managers—Institutional EM Fund and EM Fund:    Andrew Miller and Ginny Chong serve as the portfolio managers for both Funds. Below is information regarding the portfolio managers of the Funds:

Andrew Miller, Chief Investment Officer-Emerging Markets Equities Team of Mondrian, has been a portfolio manager of each Fund since its inception.

Ginny Chong (CFA), Senior Portfolio Manager-Emerging Markets Equities Team of Mondrian, has been a portfolio manager of each Fund since its inception.

I.	Purchase and Sale of Fund Shares

Each Fund is open for business each day that the New York Stock Exchange (“NYSE”) is open.

The minimum initial investment for each Acquired Fund is $1,000,000. The minimum initial investment for Institutional Shares of each Acquiring Fund is $500,000. There is no minimum subsequent investment for any Fund. The minimums may be waived for certain investors or in a Fund’s sole discretion.

You may invest directly in a Fund by placing purchase, exchange and redemption orders through the Fund’s transfer agent. Investors must contact the transfer agent by phone or in writing to obtain an account application. Investors may contact the transfer agent:

•	by telephone at 1-800-447-3332; or

•	by mail to Boston Financial Data Services, Attn: Laudus Funds, P.O. Box 8032, Boston, MA 02266.

When you place orders to purchase, exchange or redeem Fund shares through Charles Schwab & Co., Inc. (Schwab) or another financial intermediary, you must follow Schwab’s or the other financial intermediary’s transaction procedures.

J.	Tax Information

Dividends and capital gains distributions received from a Fund will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account.

K.	Payments to Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

III. INFORMATION ABOUT THE REORGANIZATIONS

A.	Overview of the Reorganizations

Each Reorganization involves the transfer of all of the assets and liabilities of an Acquired Fund to the respective Acquiring Fund in exchange for Institutional Shares of the Acquiring Fund. This transfer of assets and liabilities is expected to take place after market close on or about February 6, 2015. The transfer of assets by the Acquired Fund will occur at their then-current value as determined in accordance with the Acquired Fund’s valuation procedures, and shares of the respective Acquiring Fund to be issued to the Acquired Fund will be valued at their then-current net asset value as determined in accordance with the Acquiring Fund’s valuation procedures. The Acquired Funds’ and Acquiring Funds’ valuation procedures are the same. Shares of the

Acquiring Fund will be distributed to shareholders of the respective Acquired Fund at the Closing Date in exchange for shares of the Acquired Fund. After completion of the Reorganization, each shareholder of the Acquired Fund will own shares of the respective Acquiring Fund equal in value to the current net asset value of such shareholder’s shares of the Acquired Fund. Following the completion of the Reorganizations, the Acquired Funds will be liquidated and their registration under the Investment Company Act of 1940 (the “1940 Act”) will be terminated.

Each Reorganization is intended to be tax-free for federal income tax purposes. This means that shareholders of an Acquired Fund will become shareholders of the respective Acquiring Fund without recognizing any gain or loss for federal income tax purposes. This also means that it is intended that each Reorganization will be tax-free for the Acquiring Fund for federal income tax purposes.

Each Reorganization will occur on or about February [6], 2015. Shareholders of the Acquired Funds do not need to approve the Reorganizations. However, the implementation of the Reorganizations is subject to a number of conditions set forth in the Plan. Among the more significant conditions is the receipt by the Funds of an opinion of counsel to the effect that each Reorganization will be treated as a tax-free transaction to the Funds involved and their shareholders for federal income tax purposes, as described further below. For more information about the Reorganizations, see “Material Features of the Agreement and Plan of Reorganization” below.

The Acquired Funds will bear the costs and expenses related to the preparation and assembly of this Prospectus/Information Statement and all mailing and other expenses directly associated with the Reorganizations, which are expected to be approximately $70,000.

B.	Material Features of the Agreement and Plan of Reorganization

The Plan sets forth the terms and conditions of the Reorganizations. Material provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, a form of which is attached as the Appendix to this Prospectus/Information Statement.

At the consummation of the Reorganizations, which is expected to occur at the close of business on or about February [6], 2015, the Closing Date, all of the assets and liabilities of each Acquired Fund will be transferred to the respective Acquiring Fund in exchange for Institutional Shares of the Acquiring Fund, such that at and after the Closing Date, the assets and liabilities of the Acquired Fund will become the assets and liabilities of the respective Acquiring Fund. The transfer of assets by each Acquired Fund will occur at their then-current value as determined in accordance with the Acquired Fund’s valuation procedures and shares of the respective Acquiring Fund to be issued to the Acquired Fund shall be valued at the then-current net asset value determined in accordance with the Acquiring Fund’s valuation procedures. The Acquired Funds’ and Acquiring Funds’ valuation procedures are the same. Shares of each Acquiring Fund will be distributed to shareholders of the respective Acquired Fund in exchange for their shares of the Acquired Fund. After completion of the Reorganizations, each shareholder of an Acquired Fund will own shares of the respective Acquiring Fund equal in value to the current net asset value of such shareholder’s shares of the Acquired Fund. Following the completion of the Reorganizations, each Acquired Fund will be liquidated and its registration under the 1940 Act will be terminated.

The Plan provides that the Board of the Acquired Trust will declare a dividend or dividends with respect to the Acquired Funds prior to the Closing Date. This dividend, together with all previous dividends, will have the effect of distributing to the shareholders of the Acquired Funds all undistributed ordinary income earned, tax-exempt income and net capital gains recognized up to and including the Closing Date. The shareholders of the Acquired Funds will recognize ordinary income and capital gain with respect to the portion of this distribution that is derived from ordinary income and capital gains and such income and gain may be subject to federal, state and/or local taxes.

Prior to the Closing Date, CSIM and Mondrian reserve the right to sell portfolio securities and/or purchase other securities for the Acquired Funds, to the extent necessary so that the asset composition of each Acquired Fund is consistent with the investment policies and restrictions of the respective Acquiring Fund. To the extent an Acquired Fund sells securities at a gain, current shareholders may receive a capital gain dividend. Transaction costs associated with any such purchases and sales will be borne by such Acquired Fund, which will result in a decrease in the Acquired Fund’s net asset value.

The stock transfer books of the Acquired Trust with respect to each Acquired Fund will be permanently closed as of the close of business on the day immediately preceding the Closing Date. Redemption requests received thereafter by the Acquired Trust with respect to an Acquired Fund will be deemed to be redemption requests for shares of the respective Acquiring Fund issued pursuant to the Plan. If any shares of an Acquired Fund are represented by a share certificate, the certificate must be surrendered to the Acquired Trust’s transfer agent for cancellation before the Acquiring Fund shares issuable to the shareholder pursuant to the Plan will be redeemed. Each Acquiring Fund does not expect to issue share certificates with respect to the Acquiring Fund. Any special options relating to a shareholder’s account in an Acquired Fund will transfer over to the respective Acquiring Fund without the need for the shareholder to take any action.

Each Reorganization is subject to a number of conditions as set forth in the Plan, a form of which is attached hereto as the Appendix. Except as set forth below, the Acquired Trust, by consent of its Board or an officer authorized by the Board, may waive any condition to the obligations of an Acquired Fund under the Plan if, in its or such officer’s judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund. Also except as set forth below, the Acquiring Trust, by consent of its Board or an officer authorized by the Board, may waive any condition to the obligations of an Acquiring Fund under the Plan if, in its or such officer’s judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquiring Fund. Certain conditions under the Plan cannot be waived by the Acquired Trust or Acquiring Trust, including the condition that the Funds receive a favorable tax opinion from Dechert LLP. The Boards of the Acquired Trust and Acquiring Trust may abandon the Plan and one or both Reorganizations at any time for any reason prior to the Closing Date. The Plan provides further that at any time prior to the Reorganizations the Funds may amend any of the provisions of the Plan; provided, however, that (i) no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund shares to be issued to Acquired Fund shareholders under the Plan to the detriment of such Acquired Fund shareholders; and (ii) the Boards of the Acquired Trust and Acquiring Trust determine that such amendment is in the best interest of shareholders of the Acquired Fund and the Acquiring Fund, as applicable.

The Acquired Funds have agreed to bear all expenses that are solely and directly related to the Reorganizations.

The Board of the Acquired Trust and the Board of the Acquiring Trust have voted to approve the Reorganizations. Neither shareholders of the Acquired Funds nor shareholders of the Acquiring Funds need to approve the Reorganizations. The actions contemplated by the Plan and the related matters described therein will be consummated at the close of business on or about February [6], 2015.

C.	Description of Reorganization Shares

As part of each Reorganization, shareholders of the Acquired Fund will receive Institutional Shares of the respective Acquiring Fund that are equal in aggregate value to the aggregate value of assets transferred by the Acquired Fund to the Acquiring Fund less the liabilities of the Acquired Fund that are assumed by the Acquiring Fund as of the Closing Date. Institutional Shares of the Acquiring Fund will be issued to the respective Acquired Fund’s shareholders in accordance with the Plan. The Acquiring Fund Institutional Shares have substantially the same rights and privileges as the respective Acquired Fund shares. The following summarizes some key information about the shares of the Acquiring Funds that will be received by shareholders of the Acquired Funds:

The minimum initial investment for the Acquiring Fund’s Institutional Shares is $500,000, while the minimum initial investment for the Acquired Funds’ shares is $1,000,000. There is no minimum subsequent investment for either the Acquiring Funds or the Acquired Funds. These minimums may be waived for certain investors or in a Fund’s sole discretion. The Acquiring Funds’ Institutional Shares may be exchanged into shares of any other fund of the Acquiring Trust or converted to shares of another class of that Acquiring Fund.

For additional information about the Acquiring Fund’s shares, see “Additional Information about the Funds—Shareholder Information About the Acquiring Funds.”

D.	Reasons for the Reorganizations

The Board of the Acquired Trust considered the Reorganizations at a meeting held on September 22-23, 2014, and the Board, including a majority of the trustees who are not “interested persons” of the Acquired Trust as that term is defined in the 1940 Act, approved the Plan. In approving the Reorganizations, the Board determined that (i) participation in the Reorganizations is in the best interest of the Acquired Funds and their shareholders; and (ii) the interests of the Acquired Funds’ shareholders will not be diluted as a result of the Reorganizations.

In making this determination, the Board considered a number of factors, including:

•	the fact that the investment objective of each Acquired Fund is the same as the investment objective of the respective Acquiring Fund;

•	the fact that the investment strategies of each Acquired Fund are the same as those of the respective Acquiring Fund, and the resulting overlap in underlying portfolio holdings;

•

with respect to the Reorganization of the Institutional IE Fund into the IE Fund, that the greater asset size of the IE Fund and the possibility that the combined aggregate assets of the Institutional IE Fund and the IE Fund upon consummation of the Reorganization would allow the IE Fund to take advantage of the possible benefits of a larger asset base, including future economies of scale and spreading costs across a larger asset base to the potential benefit of all shareholders;

•	the future prospects of each Acquired Fund if the Reorganization was not effected, including each Acquired Fund’s continuing viability as a stand-alone series of the Acquired Trust;

•	the reasonableness of the terms of the Plan; and

•	that each Reorganization is intended to be tax-free for U.S. federal income tax purposes for shareholders of the Acquired Fund.

The Board of the Acquiring Funds has also determined that (i) participation in the Reorganizations is in the best interest of the Acquiring Funds and their shareholders; and (ii) the interests of the Acquiring Funds’ shareholders will not be diluted as a result of the Reorganizations.

E.	Federal Income Tax Consequences

Each Fund has qualified and intends to continue to qualify (in the case of each Acquired Fund, through the Closing Date) as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, each of the Funds has been, and expects to continue to be, relieved of all or substantially all federal income taxes. Consummation of the transaction is subject to the condition that the Acquired Trust and Acquiring Trust receive an opinion from Dechert LLP, subject to appropriate factual assumption and customary representations, substantially to the effect that for federal income tax purposes:

(1)	Each Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code;

(2)	No gain or loss will be recognized by an Acquired Fund upon the transfer of all of its assets to the respective Acquiring Fund in exchange solely for the Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund or upon the distribution of Acquiring Fund shares to the shareholders of the Acquired Fund;

(3)	No gain or loss will be recognized by an Acquiring Fund upon the receipt of the assets of the respective Acquired Fund solely in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;

(4)	The tax basis of the assets of each Acquired Fund received by the respective Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the exchange;

(5)	The holding period of the assets of each Acquired Fund received by the respective Acquiring Fund will include the period during which such assets were held by the Acquired Fund (except where investment activities of Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset);

(6)	No gain or loss will be recognized by the shareholders of each Acquired Fund upon the exchange of their shares of the Acquired Fund for Acquiring Fund shares (including fractional shares to which they may be entitled);

(7)	The aggregate tax basis of Acquiring Fund shares received by each shareholder of an Acquired Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor; and

(8)	The holding period of the Acquiring Fund shares received by the shareholders of an Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset as of the Closing Date of the Reorganization.

No opinion will be expressed as to the effect of a Reorganization on the Acquired Fund or respective Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

Prior to the Closing Date a shareholder may receive a taxable distribution of ordinary income of capital gains from the Acquired Fund.

The Funds have not sought a tax ruling on the federal tax consequences of the Reorganizations from the IRS. The opinion to be received from Dechert LLP with respect to the federal income tax consequences of the Reorganizations described in this section is not binding on the IRS and does not preclude the IRS from adopting a contrary position.

Shareholders should consult their own advisors concerning the potential tax consequences to them, including state and local income tax consequences.

F.	Comparison of Business Structure

Form of Organization

The Acquired Funds are series of the Acquired Trust, a statutory trust organized under the laws of the State of Delaware pursuant to an Agreement and Declaration of Trust dated December 5, 2007 (the “Acquired Trust Agreement”). The Acquiring Funds are series of the Acquiring Trust, a Massachusetts business trust organized under the laws of The Commonwealth of Massachusetts pursuant to a Third Amended and Restated Agreement and Declaration of Trust dated September 28, 2007 (the “Acquiring Trust Agreement,” and together with the Acquired Trust Agreement, the “Fund Charters”). The Acquiring Trust Agreement and Amended and Restated By-Laws of the Acquiring Trust (the “Acquiring Trust Bylaws”) are designed to make the Acquiring Trust similar in many respects to a Massachusetts business corporation. The operations of the Acquired Funds are governed by Delaware law and by the Acquired Trust Agreement and the Amended and Restated By-Laws of the Acquired Trust (the “Acquired Trust Bylaws,” and together with the Acquiring Trust Bylaws, the “Bylaws”). The operations of the Acquiring Funds are governed by Massachusetts law and by the Acquiring Trust Agreement and the Acquiring Trust Bylaws. The Board of the Acquiring Trust consists of the same members as the Board of the Acquired Trust.

Shares

The Acquired Trust is authorized to issue an unlimited number of shares, with or without par value. The Board of the Acquired Trust may divide or combine the shares of any series into one or more classes, and establish and designate any series or a class of a series.

The Acquiring Trust is authorized to issue shares of beneficial interest in separate series in addition to the Acquiring Funds. The Acquiring Trust Agreement permits the trustees to issue an unlimited number of full and fractional shares, without par value, of one or more series, to divide or combine the shares of any series into one or more classes, and to establish and designate any series or a class of a series.

Each share of a Fund represents an equal proportionate interest in that Fund and has identical voting, dividend, redemption, liquidation, and other rights. Shares of each Acquiring Fund have no preemptive or similar rights and may have exchange rights if the trustees of the Acquiring Trust establish exchange procedures. Shares of each Acquired Fund have no preemptive or other rights to subscribe for Acquiring Fund or additional shares and may have exchange rights if the trustees of the Acquired Trust establish exchange procedures.

All classes of an Acquired Fund and Acquiring Fund shall represent the same interest in the Acquired Trust and the Acquiring Trust, respectively, and have identical voting, dividend, liquidation and other rights with any other shares of that Fund; provided, however, that any class of shares may be subject to sales loads, contingent deferred sales charges, Rule 12b-1 fees, administrative fees, service fees or other fees in such amounts as may be established by the Board of the Acquired Trust and the Board of the Acquiring Trust, as the case may be, from time to time in accordance with the 1940 Act, including Rule 18f-3 thereunder, and that any expenses related solely to a particular class of a Fund shall be borne solely by that class. In addition, in certain cases a class of a Fund may be entitled to vote separately as a class on certain matters affecting only that class.

Shareholder Liability

Under the Delaware Statutory Trust Act, shareholders of the Acquired Trust are entitled to the same limitation of personal liability extended to stockholders of private corporations for profit under the general corporation law of the State of Delaware. The Acquired Trust Agreement provides that if any shareholder or former shareholder is exposed to liability by reason of a claim or demand relating solely to his or her being or having been a shareholder of the Acquired Trust, and not because of such shareholder’s acts or omissions, the shareholder or former shareholder shall be entitled to be held harmless from and indemnified out of the assets of the Acquired Trust against all loss and expense arising from such claim or demand but only out of the assets held with respect to the particular series or class of which such person is or was a shareholder and from or in relation to which such liability arose. The Acquired Trust Agreement also provides that, at the trustees’ discretion, any note, bond, contract, instrument, certificate or undertaking made or issued on behalf of the Acquired Trust by the trustees or by any officers or officer on behalf of each Acquired Fund shall give notice that a limitation on the liability of each series exists.

Under Massachusetts law, shareholders of a Massachusetts business trust such as the Acquiring Trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Acquiring Trust Agreement provides that the shareholders shall not be subject to any personal liability for the acts or obligations of an Acquiring Fund and that every note, bond, contract, instrument, certificate or undertaking made or issued on behalf of the Acquiring Trust by the trustees or by any officers or officer on behalf of each Acquiring Fund shall give notice to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the trust. The Acquiring Trust Agreement provides that in case any shareholder or former shareholder is held personally liable solely by reason of his or her being or having been a shareholder of the Acquiring Trust or of a particular series and not because of his or her acts or omissions or for some other reason, the shareholder or former shareholder shall be entitled out of the assets of the series of which he or she is a shareholder or former shareholder to be held harmless from and indemnified against all loss and expense arising from such liability.

Liability of Trustees

The Acquired Trust Agreement provides that a trustee, when acting in such capacity, shall not be personally liable to any person, other than the Acquired Trust or a shareholder to the extent provided in the Acquired Trust Agreement, for any act, omission or obligation of the Acquired Trust, of such trustee, or of any other trustee. It provides that a trustee shall be liable to the Acquired Trust and to any shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of trustee, and shall not be liable for errors of judgment or mistakes of fact or law. Furthermore, it provides that the trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, manager or principal underwriter of the Acquired Trust, nor shall any trustee be responsible for the act or omission of any other trustee. Lastly, under the Acquired Trust Agreement, the Acquired Trust shall indemnify each person who is, or has been, a trustee, officer, employee or agent of the Acquired Trust, any person who is serving or has served at the Acquired Trust’s request as a trustee, officer, trustee, employee or agent of another organization in which the Acquired Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the Acquired Trust Bylaws.

The Acquiring Trust Agreement provides that the trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, manager or principal underwriter of the Acquiring Trust, nor shall any trustee be responsible for the act or omission of any other trustee, but nothing herein contained shall protect any trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In addition, the Acquiring Trust Agreement provides that the Acquiring Trust shall indemnify each of its trustees and officers (including persons who serve at the Acquiring Trust’s request as directors, officers or trustees of another organization in which the Acquiring Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Acquiring Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Meetings and Voting Requirements

Neither the Acquired Funds nor the Acquiring Funds are required by law or their governing documents to hold regular or annual shareholder meetings and normally will not. The trustees of the Acquired Trust and the Acquiring Trust may call shareholder meetings of the Acquired Funds and the Acquiring Funds, respectively. Under the Acquired Trust Agreement, a meeting of shareholders for the purpose of electing or removing one or more trustees may be called (i) by the trustees upon their own vote, or (ii) upon the demand of shareholders owning 10% or more of the shares of the Acquired Trust in the aggregate.

Under the Acquired Trust Agreement, 40% of the shares entitled to vote constitutes a quorum at a shareholder meeting, except when a larger quorum is required by law or otherwise by the Acquired Trust Agreement or Acquired Trust Bylaws. Further, unless otherwise provided by applicable law or the Acquired Trust Agreement or Acquired Trust Bylaws, in all matters other than the election of trustees, the affirmative vote of the majority of votes cast at a shareholders’ meeting at which a quorum is present shall be the act of the shareholders and the trustees shall be elected by a plurality of the votes cast at a shareholders’ meeting at which a quorum is present. The Acquired Trust Agreement provides that, if the 1940 Act requires all shares of the Acquired Trust to be voted in the aggregate without differentiation between the separate series (or classes), then all the Acquired Trust’s shares shall be entitled to vote on a dollar-weighted basis, i.e., voting shall be based on the relative net asset value of each series (or each class within a series). It further provides that if any matter affects only the interests of some but not all series (or classes), then only the shareholders of such affected series (or classes) shall be entitled to vote on the matter on the same dollar-weighted basis.

Under the Acquiring Trust Agreement, 40% of the shares entitled to vote constitutes a quorum at a shareholder meeting, except when a larger quorum is required by law, the Acquiring Trust Agreement or the Acquiring Trust Bylaws, a majority of the shares voted at a meeting of which a quorum is present shall decide any questions and a plurality shall elect a trustee, except when a larger vote is required by any provision of law, the Acquiring Trust Agreement, and the Acquiring Trust Bylaws.

Pursuant to the Acquired Trust Agreement and the Acquiring Trust Agreement, shares of the Acquired Funds and Acquiring Funds entitle their holders to one vote per share or a fractional vote for each fractional share. There shall be no cumulative voting in the election of the trustees. Under the Acquired Trust Agreement and subject to the 1940 Act, the trustees themselves have the power to alter the number and the terms of office of the trustees and to appoint their own successors, provided however that immediately after such appointment the requisite majority of the trustees have been elected by the shareholders of the Acquiring Trust. The Acquired Trust Agreement provides that, subject to any policy adopted by the Board, each independent trustee shall retire no later than December 31st of the year during which he or she reaches seventy-two years of age. Under the Acquiring Trust Agreement and subject to the 1940 Act, the trustees themselves have the power to alter the number and the terms of office of the trustees, and to set the length of their own terms subject to certain removal procedures and to appoint their own successors.

Termination

The Acquired Trust may be terminated at any time by vote of a majority of shares of each series entitled to vote, voting separately by series, or by the trustees by written notice to the shareholders. Any series or class of the Acquired Trust, including the Acquired Funds, may be terminated at any time by vote of a majority of the shares of that series or class entitled to vote or by the trustees by written notice to the shareholders of that series or class. The Acquired Trust Agreement provides that upon the requisite shareholder vote or action by the trustees to terminate the Acquired Trust or any one or more series or any class thereof, after paying or otherwise providing for all charges, taxes, expenses and liabilities, whether due or accrued or anticipated, of the Acquired Trust or of the particular series of any class thereof as may be determined by the trustees, the Acquired Trust shall, in accordance with such procedures as the trustees consider appropriate, reduce the remaining assets of the Acquired Trust or of the affected series or class to distributable form in cash or shares (if any series remain) or other securities, or any combination thereof, and distribute the proceeds to the shareholders of the series or classes involved, ratably according to the number of shares of such series or class held by the several shareholders of such series or class on the date of distribution. Thereupon, the Acquired Trust or any affected series or class shall terminate and the trustees and the Acquired Trust shall be discharged of any and all further liabilities and duties relating thereto or arising therefrom, and the right, title and interest of all parties with respect to the Acquired Trust or such series or class shall be canceled and discharged.

The Acquiring Trust may be terminated at any time by vote of at least 66 2/3% of shares of each series entitled to vote and voting separately by series, or by the trustees by written notice to the shareholders. Any series of the Acquiring Trust, including the Acquiring Funds, may be terminated at any time by vote of at least 66 2/3% of the shares of that series or by the trustees by written notice to the shareholders of that series. Any class may be separately terminated at any time by the vote of at least a majority of the shares of that class present and voting on the question (a quorum being present) or by the trustees by written notice to the shareholders of that class. The Acquiring Trust Agreement provides that upon termination of the Acquiring Trust (or any series or class, as the case may be), after paying or otherwise providing for all charges, taxes, expenses and liabilities belonging, severally, to each series or allocable to each class, whether due or accrued or anticipated as may be determined by the trustees, the Acquiring Trust shall in accordance with such procedures as the trustees consider appropriate reduce the remaining assets belonging, severally, to each series or allocable to each class, to distributable form in cash or shares or other securities, or any combination thereof, and distribute the proceeds belonging to each series or allocable to each class, to the shareholders of that series or class, as a series or class, ratably according to the number of shares of that series or class held by the several shareholders on the date of termination.

Derivative Actions

In addition to the requirements under the Delaware Statutory Trust Act, the Acquired Trust Agreement provides that a shareholder may bring a derivative action on behalf of the Acquired Trust only if the shareholder first makes a pre-suit demand upon the trustees to bring the subject action unless an effort to cause the trustees to bring such action is not likely to succeed. A demand on the trustees shall only be deemed not likely to succeed and therefore excused if a majority of the Board, or a majority of any committee established to consider the merits of such action, has a personal financial interest in the transaction at issue. A trustee shall not be deemed interested in a transaction or otherwise disqualified from ruling on the merits of a shareholder demand by virtue of the fact that such trustee receives remuneration for his service on the Board of the Acquired Trust or on the boards of one or more trusts that are under common management with or otherwise affiliated with the Acquired Trust.

The foregoing is only a summary of certain characteristics of the operations of the respective Fund Charters and Bylaws of the Acquired Trust and the Acquiring Trust and Delaware and Massachusetts law, and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Fund Charters and Bylaws (which are filed as exhibits to the registration statements of the Acquired Trust and the Acquiring Trust, respectively, which may be found at the SEC’s website at www.sec.gov) and Delaware and Massachusetts law directly for more complete information.

G.	Capitalization

The following table shows, on an unaudited basis, the capitalization as of September 23, 2014 for each Acquired Fund and the respective Acquiring Fund, as well as pro forma capitalization giving effect to the Reorganization:

Institutional IE Fund—IE Fund Reorganization

	Acquired Fund	Acquiring Fund	Adjustments(a)	Pro Forma Combined Acquiring Fund
Net Assets	27,667,113	159,400,497		187,067,610
Shares Outstanding	3,112,677	18,148,571	38,475	21,299,723
Net Asset Value Per Share	$8.89	$8.78		$8.78

(a)	An “Adjustment” is the difference between the Acquired Fund’s net asset value and the Acquiring Fund’s net asset value and the resulting share adjustments that will be processed in order to maintain the appropriate market value of the Acquired Fund at the adjusted net asset value.

Institutional EM Fund—EM Fund Reorganization

	Acquired Fund	Acquiring Fund	Adjustments(a)	Pro Forma Combined Acquiring Fund
Net Assets	423,081,398	156,392,866		579,474,264
Shares Outstanding	46,094,056	17,226,037	500,812	63,820,905
Net Asset Value Per Share	$9.18	$9.08		$9.08

(a)	An “Adjustment” is the difference between the Acquired Fund’s net asset value and the Acquiring Fund’s net asset value and the resulting share adjustments that will be processed in order to maintain the appropriate market value of the Acquired Fund at the adjusted net asset value.

This information is for informational purposes only. There is, of course, no assurance that either Reorganization will be consummated. Moreover, if consummated, the capitalization of each Acquired Fund and the respective Acquiring Fund is likely to be different at the Closing Date as a result of market movements and daily share purchase and redemption activity in the Funds. Accordingly, the foregoing should not be relied upon to reflect the number of shares of an Acquiring Fund that actually will be received on or after such date.

IV. ADDITIONAL INFORMATION ABOUT THE FUNDS

A.	Fundamental and Non-Fundamental Investment Restrictions

The Funds have adopted certain fundamental and non-fundamental investment policies concerning, among other things, diversification of the Fund’s investment portfolio, concentration in particular industries, borrowing and loaning money, and investing in real estate and commodities. The fundamental investment policies and the non-fundamental investment policies of the Funds are the same. Fundamental investment policies cannot be changed without the vote of a majority of each Fund’s outstanding voting shares, as defined under the 1940 Act. Non-fundamental investment restrictions of a Fund can be changed by the Fund’s Board.

For further information relating to these investment restrictions, please see the Acquired Funds SAI and Acquiring Funds SAI, which are incorporated by reference into the Statement of Additional Information relating to this Prospectus/Information Statement.

B.	Portfolio Holdings

The Funds may make various types of portfolio securities information available to shareholders. The Funds generally post a detailed list of the securities held by each Fund at www.laudus.com/prospectus (under “Portfolio Holdings”), as of the most recent calendar quarter-end. This list is generally updated approximately 30 days after the end of the calendar quarter remaining posted until at least the following calendar quarter. The Funds also post in the “Analysis & Commentary” section of the website Fund fact sheets containing certain summary portfolio attributes, including top ten holdings, approximately 20-30 days after the end of the calendar quarter. The Funds may exclude any portion of these portfolio holdings from publication when deemed in the best interest of a Fund. Further, information regarding the Funds’ policy and procedures on the disclosure of portfolio securities information is available in the Acquired Funds SAI and Acquiring Funds SAI, which are incorporated by reference into the Statement of Additional Information relating to this Prospectus/Information Statement. In addition, shareholders can learn more about the availability of portfolio securities information by calling the Acquired Funds at 1-877-824-5615 and Acquiring Funds at 1-800-447-3332.

C.	Fund Management

Charles Schwab Investment Management, Inc. (CSIM), 211 Main Street, San Francisco, CA 94105, serves as the Funds’ investment adviser. CSIM was founded in 1989 and, as of June 30, 2014, managed approximately $251 billion in assets. Mondrian Investment Partners Limited (Mondrian), 10 Gresham Street, London EC2V 7JD, serves as subadviser to the Funds.

Mondrian provides investment advisory services to a number of institutional investors. The firm had more than $73 billion under management as of June 30, 2014.

In its capacity as subadviser, Mondrian provides day-to-day portfolio management services to the Funds, while, as adviser, CSIM supervises Mondrian and assumes other functions, including managing the Funds’ other affairs and business, subject to the supervision of each Fund’s Board.

The Funds pay CSIM monthly an advisory fee for these services. The fee paid is based on a percentage of each Fund’s average daily net assets. CSIM—and not the Funds—pays a portion of the advisory fees it receives to Mondrian in return for its services.

For the 12 months ended March 31, 2014, the advisory fee paid to CSIM, after waivers and/or reimbursements, was 0.14% for the Laudus Mondrian Institutional International Equity Fund, 1.04% for the

Laudus Mondrian Institutional Emerging Markets Fund, 0.83% for the Laudus Mondrian International Equity Fund, and 1.15% for the Laudus Mondrian Emerging Markets Fund, expressed as a percentage of each Fund’s average daily net assets.

A discussion regarding the basis for the Board’s approval of the Funds’ investment advisory and subadvisory agreements is available in the Funds’ semi-annual report dated September 30, 2013, which covers the period April 1, 2013 to September 30, 2013.

CSIM has entered into an expense limitation agreement to waive its management fees and bear certain expenses until July 30, 2024 to limit the total annual operating expenses of the Laudus Mondrian Institutional International Equity Fund and Laudus Mondrian Institutional Emerging Markets Fund. Under that agreement, any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by a Fund to CSIM during the next two fiscal years to the extent that repayment will not cause the Fund’s expenses to exceed the limit (as stated in the expense limitation agreement) during the respective year.

CSIM has entered into an expense limitation agreement to waive its management fees and bear certain expenses until July 30, 2016, to limit the total annual operating expenses of the Laudus Mondrian International Equity Fund and Laudus Mondrian Emerging Markets Fund. Under that agreement, any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by a Fund to CSIM during the next two fiscal years to the extent that repayment will not cause the Fund’s expenses to exceed the limit (as stated in the expense limitation agreement) during the respective year.

Nigel Bliss, Elizabeth Desmond, Melissa Platt and Andrew Porter are responsible for the day-to-day management of the Laudus Mondrian Institutional International Equity Fund and Laudus Mondrian International Equity Fund. Mr. Bliss has been with Mondrian since 1995, where he is currently a Senior Portfolio Manager on the International Equity Team. Ms. Desmond has been with Mondrian since 1991, where she is currently Director and Chief Investment Officer-International Equity Team. Ms. Desmond is also the chair of the Equity Strategy Committee. Ms. Platt has been with Mondrian since 2004, where she is currently a Portfolio Manager on the International Equity Team. Mr. Porter has been with Mondrian since 2003, where he is currently Senior Portfolio Manager on the International Equity Team. Ms. Desmond, Ms. Platt and Mr. Porter are members of the CFA Society of the United Kingdom.

Andrew Miller and Ginny Chong are responsible for the day-to-day management of the Laudus Mondrian Institutional Emerging Markets Fund and Laudus Mondrian Emerging Markets Fund. Mr. Miller has been with Mondrian since 2000, where he is currently Chief Investment Officer on the Emerging Markets Equities Team. Ms. Chong has been with Mondrian since 2000, where she is currently Senior Portfolio Manager on the Emerging Markets Equities Team. Ms. Chong is a member of the CFA Society of the United Kingdom.

The Acquired Funds SAI and Acquiring Funds SAI provide additional information about portfolio manager compensation, other accounts managed, and ownership of securities of the Funds, and are incorporated by reference into the Statement of Additional Information relating to this Prospectus/Information Statement.

D.	Other Service Providers

The Funds’ other service providers are the same. These entities are listed below.

State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111	Administrator, Custodian and Fund Accountant

Boston Financial Data Services, Inc. 2000 Crown Colony Drive Quincy, Massachusetts 02169	Transfer and Dividend Paying Agent

ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, Colorado 80203	Distributor

E.	Acquiring Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks

Below is additional information about the Acquiring Funds’ investment objectives, principal investment strategies and principal risks.

Laudus Mondrian International Equity Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s investment objective is not fundamental, and therefore, may be changed by the Fund’s Board without shareholder approval.

Principal Investment Strategies

The Fund pursues its investment objective primarily by investing in equity securities of non-U.S. large capitalization issuers, including the securities of emerging market companies, that, in Mondrian’s opinion, are undervalued at the time of purchase based on fundamental value analysis employed by Mondrian. Normally, the Fund will invest primarily in common stocks. The Fund may purchase securities of non-U.S. issuers directly or indirectly in the form of American, European or Global depositary receipts or other securities representing underlying shares of non-U.S. issuers. The Fund may also purchase other investment funds, including, but not limited to, registered funds, including exchange-traded funds (ETFs), unregistered funds and real estate investment trusts (REITs).

For purposes of investments to be made by the Fund, large capitalization companies are currently defined by Mondrian to mean issuers that have a market capitalization of more than $6.5 billion at the time of purchase. This level is subject to market movements and is regularly reviewed by Mondrian. Typically, the Fund invests in securities of approximately 30-40 companies.

Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in equity securities. The Fund will notify its shareholders at least 60 days before changing this policy.

Mondrian’s approach in selecting investments for the Fund is primarily oriented to individual stock selection and is value driven. In selecting stocks for the Fund, Mondrian identifies those stocks that it believes will provide capital appreciation over a market cycle, taking into consideration movements in the price of the individual security and the impact of currency fluctuation on a United States domiciled, dollar-based investor. Mondrian conducts fundamental research on a global basis in order to identify securities that, in Mondrian’s opinion, have the potential for long-term capital appreciation. This research effort generally centers on a value-oriented dividend discount methodology with respect to individual securities and market analysis that isolates value across country boundaries. The approach focuses on future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being received today. In addition, the analysis typically includes a comparison of the values and current market prices of different possible investments. Mondrian’s general management strategy emphasizes long-term holding of securities, although securities may be sold in Mondrian’s discretion without regard to the length of time they have been held.

Investments will be made mainly in marketable securities of companies located in developed countries including but not limited to Australia, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Fund may also invest in securities of companies located in emerging countries.

The Fund considers an “emerging country” to be any country except the United States, Canada, and those in the MSCI EAFE Index. In considering possible emerging countries in which the Fund may invest, Mondrian places particular emphasis on certain factors, such as economic conditions (including growth trends, inflation rates and trade balances), regulatory and currency controls, accounting standards and political and social conditions.

Currency considerations carry a special risk for a portfolio of international securities. The Fund may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units, including the euro. Mondrian primarily uses a purchasing power parity approach to evaluate currency risk. In this regard, the Fund may carry out hedging activities and may invest in forward foreign currency exchange contracts to hedge currency risks associated with the purchase of individual securities denominated in a particular currency. Under normal circumstances, hedging is undertaken defensively back into the base currency of the Fund.

The Fund may also invest in debt securities issued by governments or by their agencies, instrumentalities or political subdivisions, or by corporate entities, all of which may be high-yield, high-risk fixed income securities rated below investment-grade (sometimes called junk bonds) or, if unrated, considered to be of equivalent quality by Mondrian. In addition, for temporary defensive purposes, the Fund may invest in high-quality debt instruments.

The Fund may invest in derivative instruments, such as futures contracts. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or as part of a strategy designed to reduce exposure to other risks. The Fund may lend its securities to certain financial institutions to earn additional income.

The Fund may buy and sell portfolio securities actively. As a result, the Fund’s portfolio turnover rate and transaction costs will rise, which may lower Fund performance and increase the likelihood of capital gain distributions. The turnover rate may also be affected by cash requirements from redemptions of the Fund’s shares.

For temporary defensive purposes, during unusual economic or market conditions or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the Fund engages in such activities, it may not achieve its investment objective.

Principal Risks

The Fund is subject to risks, any of which could cause an investor to lose money.

Market risk. Stock and bond markets and the values of the securities owned by the Fund rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Management risk. As with all actively managed funds, the Fund is subject to the risk that Mondrian will select investments or allocate assets in a manner that could cause the Fund to underperform or otherwise not meet its objective. Mondrian applies its own investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results. These risks may cause the Fund to underperform its benchmark or other funds with a similar investment objective.

Equity risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk. Many of the risks of this Fund are associated with its investments in the large-cap segments of the stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments—bonds or small-cap stocks, for instance—the Fund’s performance also will lag those investments.

Foreign investment risk. The Fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The Fund may also experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, the Fund’s investments in foreign securities may be subject to economic sanctions or other government restrictions. These restrictions may negatively impact the value or liquidity of the Fund’s investments, and could impair the Fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions. During any period when foreign securities underperform other types of investments—U.S. securities, for instance—the performance of a fund that focuses its investments in foreign securities will lag these investments.

Sovereign debt risk. Foreign government securities can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities also may depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt.

Emerging markets risk. Emerging markets countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. It is sometimes difficult to obtain and enforce court judgments in such countries. There is often a greater potential for nationalization, expropriation, confiscatory taxation, government regulation, social instability or diplomatic developments (including war), which could adversely affect the economies of emerging market countries or investments in the securities of issuers located in such countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.

Currency risk. As a result of its investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to factors extrinsic to that country’s economy, which makes the forecasting of currency market movements difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Forward contracts on foreign currencies are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular currency for the Fund’s account. The Fund is subject to the risk of a principal’s failure, inability or refusal to perform with respect to such contracts.

Derivatives risk. Examples of derivatives are options, futures, options on futures, swaps and warrants. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments. A warrant is a security that gives the holder the right, but not the obligation, to subscribe for newly created equity issues of the issuing company or a related company at a fixed price either on a certain date or during a set period. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company.

The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, credit risk, leverage risk, market risk and management risk, are discussed elsewhere in this section. The Fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the Fund to realize higher amounts of short-term capital gain. These risks could cause the Fund to lose more than the principal amount invested. The use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the Fund to become a commodity pool, which would require the Fund to comply with certain CFTC rules.

Interest rate risk. The Fund’s investments in fixed income securities are subject to the risk that interest rates may rise and fall over time. As with any investment whose yield reflects current interest rates, the Fund’s yield will change over time. During periods when interest rates are low, the Fund’s yield (and total return) also may be low. When interest rates rise, bond prices usually fall which could cause the Fund’s share price to fall. This risk is greater when the Fund holds bonds with longer maturities. The Fund may also lose money if interest rates rise sharply. The longer the Fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. For example, a fund with a longer portfolio duration is more likely to experience a decrease in its share price as interest rates rise. Duration is an estimate of a security’s (or portfolio of securities) sensitivity to changes in prevailing interest rates that is based on certain factors that may prove to be incorrect. It is therefore not an exact measurement and may not be able to reliably predict a particular security’s price sensitivity to changes in interest rates.

Because interest rates in the United States and other countries are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. Rising interest rates may decrease liquidity in the fixed income securities markets, making it more difficult for the Fund to sell its fixed income securities holdings at a time when Mondrian might wish to sell such securities. In addition, decreased market liquidity also may make it more difficult to value some or all of the Fund’s fixed income securities holdings.

Credit risk. The Fund’s investments in fixed income securities are subject to the risk that a decline in the credit quality of a portfolio investment could cause the Fund’s share price to fall. The Fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. The negative perceptions of an issuer’s ability to make such payments could also cause the price of that investment to decline. The credit quality of the Fund’s portfolio holdings can change rapidly in certain market environments and any default on the part of a single portfolio investment could cause the Fund’s share price or yield to fall. Securities rated below investment-grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment-grade securities. Below investment-grade securities involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment-grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the securities.

Prepayment and extension risk. The Fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower-than-market rates of interest, which could hurt the Fund’s yield or share price. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

Securities lending risk. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund also will receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund may pay lending fees to a party arranging the loan.

Exchange traded fund (ETF) risk. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio securities.

Real estate investment trusts (REITs) risk. The Fund may invest in REITs. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, access to capital, possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets, increases in property taxes and operating expenses, changes in zoning laws, overbuilding, extended vacancies of properties, changes in interest rates and risks related to general or local economic conditions. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986. The failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Fund. In addition, REITs have their own expenses and the Fund will bear a proportionate share of these expenses.

Leverage risk. Certain Fund transactions, such as derivatives, may give rise to a form of leverage and may expose the Fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the Fund’s portfolio securities. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities. Liquidity risk also includes the risk that market conditions or large shareholder redemptions may impact the ability of the Fund to meet redemption requests within the required time period. In order to meet such redemption requests, the Fund may be forced to sell securities at inopportune times or prices, which could reduce the performance of the Fund.

Laudus Mondrian Emerging Markets Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s investment objective is not fundamental, and therefore, may be changed by the Fund’s Board without shareholder approval.

Principal Investment Strategies

The Fund is an international fund and generally invests in large capitalization equity securities of emerging market companies, as described below, that, in Mondrian’s opinion, are undervalued at the time of purchase based on fundamental value analysis employed by Mondrian. Normally, the Fund will invest primarily in common stocks. The Fund may also purchase other investment funds, including, but not limited to, registered funds, including exchange-traded funds (ETFs). The Fund may purchase securities of non-U.S. issuers directly or indirectly in the form of American, European or Global depositary receipts or other securities representing underlying shares of non-U.S. issuers. Mondrian currently defines companies with large market capitalizations generally, as those with market capitalizations of $3.5 billion or more at the time of purchase. To the extent that the Fund invests in convertible debt securities, those securities will be purchased on the basis of their equity characteristics, and ratings of those securities, if any, will not be an important factor in their selection. Typically, the Fund invests in securities of approximately 35-45 companies.

Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in the securities of emerging markets issuers. The Fund will notify its shareholders at least 60 days before changing this policy.

Mondrian’s approach in selecting investments for the Fund is primarily oriented to individual stock selection and is value driven. In selecting stocks for the Fund, Mondrian identifies those stocks that it believes will provide high total return over a market cycle, taking into consideration movements in the price of the individual security and the impact of currency fluctuation on a United States domiciled, dollar-based investor. Mondrian conducts fundamental research on a global basis in order to identify securities that, in Mondrian’s opinion, have the potential for long-term total return. This research effort generally centers on a value-oriented dividend discount methodology with respect to individual securities and market analysis that isolates value across country boundaries. The approach focuses on future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being received today. In addition, the analysis typically includes a comparison of the values and current market prices of different possible investments. Mondrian’s general management strategy emphasizes long-term holding of securities, although securities may be sold in Mondrian’s discretion without regard to the length of time they have been held.

The Fund considers an “emerging country” to be any country except the United States, Canada, and those in the MSCI EAFE Index.

In considering possible emerging countries in which the Fund may invest, Mondrian will place particular emphasis on factors such as economic conditions (including growth trends, inflation rates, and trade balances), regulatory and currency controls, accounting standards, and political and social conditions.

Although this is not an exclusive list, Mondrian considers an emerging country security to be one that is issued by a company that exhibits one or more of the following characteristics: (1) its principal securities trading market is in an emerging country, as defined above; (2) while traded in any market, alone or on a consolidated basis, the company derives 50% or more of its annual revenues or annual profits from either goods produced, sales made or services performed in emerging countries; (3) the company has 50% of more of its assets located in an emerging country; or (4) it is organized under the laws of, and has a principal office in, an emerging country. Mondrian determines eligibility based on publicly available information and inquiries made of the companies.

Currently, investing in many emerging countries is not feasible, or may, in Mondrian’s opinion, involve unacceptable political or governance risks. The Fund focuses its investments in those emerging countries where Mondrian considers the economies to be developing strongly and where the markets are becoming more sophisticated.

The Fund may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units, including the euro. Currency considerations carry a special risk for a portfolio of international securities. Mondrian primarily uses a purchasing power parity approach to evaluate currency risk. In this regard, the Fund may actively carry on hedging activities, and may invest in forward foreign currency exchange contracts to hedge currency risks associated with the purchase of individual securities denominated in a particular currency.

The Fund may invest in derivative instruments, such as futures contracts. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or as part of a strategy designed to reduce exposure to other risks. The Fund may lend its securities to certain financial institutions to earn additional income.

For temporary defensive purposes, during unusual economic or market conditions or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the Fund engages in such activities, it may not achieve its investment objective.

The Fund may buy and sell portfolio securities actively. As a result, the Fund’s portfolio turnover rate and transaction costs will rise, which may lower Fund performance and increase the likelihood of capital gain distributions.

Principal Risks

The Fund is subject to risks, any of which could cause an investor to lose money.

Market risk. Stock markets and the value of the investments owned by the Fund rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Management risk. As with all actively managed funds, the Fund is subject to the risk that Mondrian will select investments or allocate assets in a manner that could cause the Fund to underperform or otherwise not meet its objective. Mondrian applies its own investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results. These risks may cause the Fund to underperform its benchmark or other funds with a similar investment objective.

Equity risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk. Many of the risks of this Fund are associated with its investments in the large-cap segments of the stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments—bonds or small-cap stocks, for instance—the Fund’s performance also will lag those investments.

Foreign investment risk. The Fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The Fund may also experience more rapid or extreme changes in value as compared to a Fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, the Fund’s investments in foreign securities may be subject to economic sanctions or other government restrictions. These restrictions may negatively impact the value or liquidity of the Fund’s investments, and could impair the Fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions. During any period when foreign securities underperform other types of investments—U.S. securities, for instance—the performance of a fund that focuses its investments in foreign securities will lag these investments.

Emerging markets risk. Emerging markets countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. It is sometimes difficult to obtain and enforce court judgments in such countries. There is often a greater potential for nationalization, expropriation, confiscatory taxation, government regulation, social instability or diplomatic developments (including war), which could adversely affect the economies of emerging market countries or investments in the securities of issuers located in such countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.

Currency risk. As a result of its investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to factors extrinsic to that country’s economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Forward contracts on foreign currencies are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular currency for the Fund’s account. The Fund is subject to the risk of a principal’s failure, inability or refusal to perform with respect to such contracts.

Derivatives risk. Examples of derivatives are options, futures, options on futures, swaps and warrants. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments. A warrant is a security that gives the holder the right, but not the obligation, to subscribe for newly created equity issues of the issuing company or a related company at a fixed price either on a certain date or during a set period. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company.

The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, leverage risk, market risk and management risk, are discussed elsewhere in this section. The Fund’s use of derivatives is also subject to credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Credit risk is the risk that the Fund could lose money if the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the Fund to realize higher amounts of short-term capital gain. These risks could cause the Fund to lose more than the principal amount invested. The use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the Fund to become a commodity pool, which would require the Fund to comply with certain CFTC rules.

Convertible securities risk. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exercised for a prescribed amount of common stock at a specified time and price. Convertible securities provide an opportunity for equity participation, with the potential for a higher dividend or interest yield and lower price volatility compared to common stock. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Securities lending risk. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund also will receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral (if the borrower fails to return the security loaned or becomes insolvent. The Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund may pay lending fees to a party arranging the loan.

Exchange traded fund (ETF) risk. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio securities.

Leverage risk. Certain Fund transactions, such as derivatives, may give rise to a form of leverage and may expose the Fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the Fund’s portfolio securities. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities. Liquidity risk also includes the risk that market conditions or large shareholder redemptions may impact the ability of the Fund to meet redemption requests within the required time period. In order to meet such redemption requests, the Fund may be forced to sell securities at inopportune times or prices, which could reduce the performance of the Fund.

E.    Shareholder Information About the Acquiring Funds

In this section, you will find information on buying, selling and exchanging shares of the Acquiring Funds. You may invest directly in an Acquiring Fund by placing orders through the Acquiring Funds’ transfer agent (direct orders). You may invest in an Acquiring Fund through an intermediary by placing orders through your brokerage account with a broker/dealer, investment adviser, 401(k) plan, employee benefit plan, administrator, bank, or other financial intermediary (intermediary) that is authorized to accept orders on behalf of the Acquiring Fund (intermediary orders). Helpful information on taxes is included as well.

On [January 23,] 2015 (the “Fund Close Date”), the Acquired Funds will close to new and existing investors. Existing shareholders (including participants in 401(k) plans) as of the Fund Close Date may continue to receive dividends and/or distributions in the form of additional shares of the Acquired Funds and shareholders of other funds of the Acquired Trust will not be permitted to exchange any of their shares for shares of an Acquired Fund.

Investing directly with the Acquiring Funds

Opening an account to place direct orders

You may place direct orders for an Acquiring Fund’s shares. First, you must open an account with an Acquiring Fund through the Acquiring Funds’ transfer agent, Boston Financial Data Services (transfer agent), prior to placing direct orders. You may obtain an account application by calling the transfer agent at 1-800-447-3332. Your completed application and supporting documents must be returned to, and accepted by, the transfer agent before you can place direct orders. You cannot place direct orders through your account at an intermediary.

Initial and additional direct purchases by wire

Subject to acceptance by the Acquiring Funds, shares of an Acquiring Fund may be purchased by wiring federal funds. Please first contact the Acquiring Funds at 1-800-447-3332 for complete wiring instructions. Notification must be given to the Acquiring Funds at 1-800-447-3332 prior to the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m., Eastern time) on the wire date. Federal funds purchases will be accepted only on a day on which the Acquiring Funds, the distributor and the custodian are all open for business. A completed account application must be faxed to the Acquiring Funds on the day the wire is sent and must also be overnighted to the Acquiring Funds at Boston Financial Data Services, Inc., Attn: Laudus Trust, P.O. Box 8032, Boston, Massachusetts 02266. Please call 1-800-447-3332 for details.

Initial and additional direct purchases by mail

Subject to acceptance by an Acquiring Fund, you may open an account and make your initial purchase and any additional purchases of the Acquiring Fund’s shares by mail. To open an account by mail, complete and sign the account application and mail the account application, all supporting documents and a check for the desired purchase amount to the transfer agent at Boston Financial Data Services, Attn: Laudus Trust, P.O. Box 8032, Boston, Massachusetts 02266. The name of the Acquiring Fund should be specified on the account application. Additional investments may be made at any time by mailing a check (payable to Laudus Trust) to the transfer agent at the address above. Be sure to include your account number on your check.

Subject to acceptance by an Acquiring Fund, payment for the purchase of shares received by mail will be credited to a shareholder’s account at the net asset value per share of the Acquiring Fund next determined after receipt, even though the check may not yet have been converted into federal funds. For purposes of calculating the purchase price of Acquiring Fund shares, a purchase order is received by an Acquiring Fund on the day that it is in good order unless it is rejected by the Acquiring Fund’s transfer agent. For a cash purchase order of Acquiring Fund shares to be in good order on a particular day, a check must be received on or before the close of the Acquiring Fund (generally 4:00 p.m. Eastern time or the close of the NYSE, whichever is earlier) on that day. If the payment is received by an Acquiring Fund after the deadline, the purchase price of Acquiring Fund shares will be based upon the next determination of net asset value of Acquiring Fund shares. No currency, third party checks, foreign checks, starter checks, credit card checks, traveler’s checks or money orders will be accepted by the Acquiring Funds.

Automatic investment program

An eligible shareholder may also participate in the Laudus Funds Automatic Investment Program, an investment plan that automatically debits money from the shareholder’s bank account or an account at a broker or other intermediary and invests it in an Acquiring Fund through the use of electronic funds transfers. Investors may commence their participation in this program by making a minimum initial investment that satisfies the minimum investment amount for an Acquiring Fund and may elect to make subsequent investments by transfers of a minimum of $50 into their established Acquiring Fund account. You should contact the Acquiring Trust for more information about the Laudus Funds Automatic Investment Program.

Individual retirement accounts

The Acquiring Funds may be used to fund individual retirement accounts (IRAs). A special application must be completed in order to create such an account. Contributions to IRAs are subject to prevailing amount limits set by the Internal Revenue Service. For more information about IRAs, call the Acquiring Trust at 1-800-447-3332.

Direct redemptions by telephone

If you authorized the telephone redemption option in the account application, you may place a redemption order by calling the transfer agent at 1-800-447-3332 and requesting that the redemption proceeds be wired per the authorized instructions in the account application or mailed to the primary registration address. Your redemption order will be processed at the net asset value per share of an Acquiring Fund next determined after receipt of your telephone redemption order by the transfer agent. Please note that the transfer agent may only act on telephone instructions believed by the transfer agent to be genuine. The transfer agent’s records of such instructions are binding on the shareholder. The shareholder, not the Acquiring Funds or the transfer agent, bears the risk of loss in the event of unauthorized instructions reasonably believed by the transfer agent to be genuine. The transfer agent will employ reasonable procedures to confirm that instructions communicated are genuine. These procedures include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

Direct redemptions by mail

You may redeem your Acquiring Fund shares by mail by sending a request letter to the Acquiring Funds’ transfer agent at Boston Financial Data Services, Attn: Laudus Trust, PO Box 8032, Boston, MA 02266. Your redemption request will be processed by an Acquiring Fund at the net asset value per share of the Acquiring Fund next determined after the request is received in good order. To be in good order, the redemption request must include the name of the Acquiring Fund and the number of shares or the dollar amount to be redeemed, all required signatures, authorizations and any required signature guarantees, and other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

Additional direct redemption information

To protect you, the Acquiring Funds and their service providers from fraud, signature guarantees may be required to enable the transfer agent to verify the identity of the person who has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) at the registered address, (2) redemptions if your account address has changed within the last 10 business days, (3) share transfer requests, and (4) redemptions where the proceeds are wired in connection with bank instructions not already on file with the transfer agent. Signature guarantees may be obtained from certain eligible financial institutions, including, but not limited to, the following: U.S. banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities and Transfer Association Medallion Program (STAMP), the Stock Exchange Medallion Program (SEMP) or the New York Stock Exchange Medallion Signature Program (MSP). Signature guarantees from non-U.S. banks that do not include a stamp may require a U.S. consulate stamp. You may contact the transfer agent at 1-800-447-3332 for further details.

The Acquiring Funds will not make payment on redemptions of shares purchased by check until payment of the purchase price has been collected, which may take up to fifteen days after purchase. Shareholders can avoid this delay by utilizing the wire purchase option.

Systematic withdrawal plan

An owner of $12,000 or more of shares of an Acquiring Fund may elect to have periodic redemptions made from the investor’s account to be paid on a monthly, quarterly, semiannual or annual basis. The maximum payment per year is 12% of the account value at the time of the election. The Acquiring Trust will normally redeem a sufficient number of shares to make the scheduled redemption payments on a date selected by the shareholder. Depending on the size of the payment requested and fluctuation in the net asset value, if any, of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Capital gains and dividend distributions paid to the account will automatically be reinvested at net asset value on the distribution payment date.

Direct exchange and conversion privileges

Upon request, and subject to certain limitations, shares of an Acquiring Fund may be exchanged into shares of any other fund of the Acquiring Trust or converted to shares of another class of the same Acquiring Fund. In order to exchange your shares to another fund of the Acquiring Trust, you must satisfy the minimum requirements for a class of shares of the new fund. In order to convert your shares, you must satisfy the minimum requirements of the new class. Direct investors should contact the Acquiring Trust at 1-800-447-3332. Although the Acquiring Trust has no current intention of terminating or modifying the exchange or conversion privileges, it reserves the right to do so at any time. An exchange of your shares for shares of another fund of the Acquiring Trust is taxable as a sale of a security on which a gain or loss may be recognized. Shareholders should receive written confirmation of an exchange or conversion within a few days of the completion of the transaction. A new account opened by an exchange must be established with the same name(s), address(es) and tax identification number(s) as the existing account. All exchanges or conversions will be made based on the respective net asset values next determined following receipt of the request by the Acquiring Funds containing the information indicated below. Shareholders should obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

Direct exchanges or conversions by telephone

If you authorized the telephone redemption option in the account application, you may exchange or convert Acquiring Fund shares by telephone by calling the Acquiring Funds’ transfer agent at 1-800-447-3332. Please be prepared to provide the following information: (a) the account number, tax identification number and account registration; (b) the class of shares to be exchanged from and into; (c) the name of the fund from which and the fund into which the exchange is to be made; and (d) the dollar or share amount to be exchanged. Please note that the transfer agent may act only on telephone instructions believed by the transfer agent to be genuine. Please see the section entitled “Direct redemptions by telephone” for more information regarding transacting with the Acquiring Funds’ transfer agent via telephone.

Direct exchanges or conversion by mail

To exchange or convert Acquiring Fund shares by mail, simply send a letter of instruction to the Acquiring Funds’ transfer agent at Boston Financial Data Services, Attn: Laudus Trust, PO Box 8032, Boston, MA 02266. The letter of instruction must include: (a) your account number; (b) the class of shares to be exchanged from and into; (c) the fund from and the fund into which the exchange is to be made; (d) the dollar or share amount to be exchanged; and (e) the signatures of all registered owners or authorized parties.

The Acquiring Funds reserve the right to suspend or terminate the privilege of exchanging or converting shares of an Acquiring Fund by mail or by telephone at any time.

Investing through a financial intermediary

Placing orders through your intermediary

When you place orders through an intermediary, you are not placing your orders directly with an Acquiring Fund, and you must follow the intermediary’s transaction procedures. Your intermediary may impose different or additional conditions than the Acquiring Fund on purchases, redemptions and exchanges of Acquiring Fund shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, fund choices, cut-off times for investment and trading restrictions. Your intermediary may independently establish and charge its customers transaction fees, account fees and other fees in addition to the fees charged by the Acquiring Funds. These additional fees may vary over time and would increase the cost of your investment and lower investment returns. You should consult your intermediary directly for information regarding these conditions and fees. The Acquiring Funds are not responsible for the failure of your intermediary to carry out its responsibilities.

Only certain intermediaries are authorized to accept orders on behalf of an Acquiring Fund. If your Acquiring Fund shares are no longer held by an authorized intermediary, the Acquiring Funds may impose restrictions on your ability to manage or maintain your shares. For example, you may not be able to place orders to purchase additional shares. To remove these restrictions, you have two options. First, you may move your shares to another intermediary that is authorized to accept Acquiring Fund orders. Second, you may maintain a direct account with the Acquiring Funds if your completed account application and supporting documentation is returned to and accepted by the Acquiring Funds’ transfer agent.

Other investing information

For purposes of calculating the purchase price of Acquiring Fund shares, a purchase order is received by the Acquiring Trust on the day that it is in “good order” unless it is rejected by the transfer agent. For a cash purchase order of Acquiring Fund shares to be in “good order” on a particular day, a check or money wire must be received on or before the close of the NYSE (generally 4:00 p.m., Eastern time) on that day. If the payment is received by the Acquiring Trust after the deadline, the purchase price of Acquiring Fund shares will be based upon the next determination of net asset value of Acquiring Fund shares. No currency, third party checks, foreign checks, starter checks, credit card checks, traveler’s checks or money orders will be accepted.

The Acquiring Trust reserves the right, in its sole discretion, to suspend the offering of shares of the Acquiring Funds or to reject purchase orders when, in its judgment, such suspension or rejection would be in the best interests of the Acquiring Trust or the Acquiring Funds. The Acquiring Trust discourages market timing and maintains procedures designed to provide reasonable assurances that such activity will be identified and terminated, including the imposition of the redemption fee. You may be subject to a fee of 2% if you redeem or exchange your shares within 30 days of purchase. Purchases of the Acquiring Funds’ shares may be made in full or in fractional shares of the Acquiring Fund (calculated to three decimal places). In the interest of economy and convenience, certificates for shares will not be issued.

When selling, converting or exchanging shares, you should be aware of the following Acquiring Fund policies:

•	The Acquiring Funds may take up to seven days to pay sale proceeds.

•	The Acquiring Funds reserve the right to redeem your shares in-kind (i.e., for portfolio securities) in accordance with the Acquiring Funds’ procedures and applicable regulatory requirements.

•	Exchange orders are limited to other funds of the Acquiring Trust and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

•	If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

•	You should read the prospectus for the Acquiring Fund into which you are exchanging prior to placing your order.

Investments in-kind

Institutional Shares of the Acquiring Funds may be purchased in exchange for common stocks or bonds or by a combination of such securities and cash. Purchase of Institutional Shares in exchange for securities is subject in each case to CSIM’s and Mondrian’s determination that the securities to be exchanged are acceptable. Securities accepted in exchange for Acquiring Fund shares will be valued as set forth under “Share price” (generally the last quoted sale price) as of the time of the next determination of net asset value after such acceptance. All dividends, subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Acquiring Fund and must be delivered to the Acquiring Fund upon receipt by the investor from the issuer. Generally, the exchange of common stocks for Institutional Shares will be a taxable event for federal income tax purposes, which will trigger gain or loss to an investor subject to federal income taxation, measured by the difference between the value of the Institutional Shares received and the investor’s basis in the securities tendered. Accordingly, you should consult your tax adviser before making such an in-kind purchase.

An Acquiring Fund will not accept securities in exchange for Acquiring Fund shares unless: (i) CSIM and Mondrian believe the securities are appropriate investments for the Acquiring Fund; (ii) the investor represents and agrees that all securities offered to the Acquiring Fund are not subject to any restrictions upon their sale by the Acquiring Fund under the Securities Act of 1933, or otherwise; and (iii) the securities may be acquired under the Acquiring Fund’s investment restrictions.

Due to local restrictions, certain emerging markets may not permit in-kind transactions.

Further redemption information

The Acquiring Funds reserve the right to redeem your shares in-kind in accordance with the Acquiring Funds’ procedures and applicable regulatory requirements. If CSIM determines that it would not be in the best interests of the remaining shareholders of an Acquiring Fund to make a redemption payment wholly or partly in cash, such Acquiring Fund may instead pay the redemption price in whole or in part by a distribution in-kind of readily marketable securities held by such Acquiring Fund. The Acquiring Trust may commit itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of: (i) $250,000, or (ii) one percent of net asset value of such Acquiring Fund at the beginning of such period. Securities used to redeem Acquiring Fund shares in-kind will be valued in accordance with the Acquiring Funds’ valuation procedures described in this prospectus. Securities distributed by an Acquiring Fund in-kind will be selected by Mondrian, under CSIM’s supervision, in light of each Acquiring Fund’s objective and generally will be a pro rata distribution of each security held in an Acquiring Fund’s portfolio. Investors may incur brokerage charges on the sale of securities received. Redemptions in-kind are taxable for federal income tax purposes in the same manner as redemptions for cash.

The Acquiring Funds may suspend the right of redemption and may postpone payment for a reasonable period when the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the SEC, during periods when trading on the NYSE is restricted or during an emergency declared by the SEC which makes it impracticable for the Acquiring Funds to dispose of their securities or to determine the value of their net assets fairly, or during any other period permitted by the SEC for the protection of investors.

Share price

The Acquiring Funds are open for business each day that the NYSE is open. Each Acquiring Fund calculates its share price each business day as of the close of the NYSE (generally 4 p.m. Eastern time). An Acquiring Fund’s share price is its net asset value per share, or NAV, which is an Acquiring Fund’s net assets divided by the number of its shares outstanding. Orders to buy, sell or exchange shares that are received by the Acquiring Fund in good order on or prior to the close of the Acquiring Fund (generally 4 p.m. Eastern time) will be executed at the next share price calculated that day.

When you place an order through your account at an intermediary, please consult with your intermediary to determine when your order will be executed. Generally, you will receive the share price next calculated after the Acquiring Fund receives your order from your intermediary. However, some intermediaries may arrange with the Acquiring Fund for you to receive the share price next calculated after your intermediary has received your order. Some intermediaries may require that they receive orders prior to a specified cut-off time.

In valuing its securities, an Acquiring Fund uses market quotes or official closing prices if they are readily available. In cases where quotes are not readily available or the adviser deems them unreliable, the Acquiring Fund may value securities based on fair values developed using methods approved by the Acquiring Fund’s Board.

When valuing fixed income securities with remaining maturities of more than 60 days, the Acquiring Funds use the value of the security provided by pricing services. The pricing services may value fixed income securities at an evaluated price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. When valuing fixed income securities with remaining maturities of 60 days or less, an Acquiring Fund may use the security’s amortized cost, which approximates the security’s market value.

Shareholders of the Acquiring Funds should be aware that because foreign markets are often open on weekends and other days when the Acquiring Funds are closed, the value of an Acquiring Fund’s portfolio may change on days when it is not possible to buy or sell shares of the Acquiring Fund.

Additional policies affecting your investment

Distributor

Shares of the Acquiring Funds are offered on a continuous basis through the Acquiring Trust’s principal underwriter, ALPS Distributors, Inc. (distributor). The distributor’s principal offices are located at 1290 Broadway, Suite 1100, Denver, Co 80203.

Investment minimums

Each of the Acquiring Funds offer multiple classes of shares to investors, with eligibility for purchase depending on the amount invested in a particular Acquiring Fund. The class of shares offered in this Prospectus/Information Statement is Institutional Shares. The following sets forth basic investment and fee information for Institutional Shares.

Minimum initial fund investment* =>$500,000

Subsequent investment => None

Annual distribution and shareholder service fee => None

* Certain exceptions apply. See below.

Institutional Shares may be purchased by institutions such as endowments and foundations, plan sponsors of 401(a), 401(k), 457 and 403(b) benefit plans and individuals, including clients of investment advisers. In order to be eligible to purchase Institutional Shares, an investor must make an initial investment of at least $500,000 in the particular Acquiring Fund. Investment advisers may aggregate investments across client accounts in order to reach this minimum investment requirement.

The minimums may be waived for certain retirement plans and plan participants, and for certain investment programs, or in an Acquiring Fund’s sole discretion.

Shares of an Acquiring Fund may be sold to corporations or other institutions such as trusts, foundations, broker-dealers or other intermediaries purchasing for the accounts of others. Investors purchasing and redeeming shares of the Acquiring Fund through an intermediary may be charged a transaction-based fee or other fee for the services provided by the intermediary. Each such intermediary is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions with respect to purchases and redemptions of Acquiring Fund shares. Customers of intermediaries should read this Prospectus/Information Statement in light of the terms governing accounts with their particular organization.

Please note that intermediaries may impose additional or different conditions than the Acquiring Funds on purchases, redemptions or exchanges of Acquiring Fund shares, including different initial, subsequent and maintenance investment requirements.

Each Acquiring Fund reserves certain rights, including the following:

•	To materially modify or terminate the exchange privilege upon 60 days’ written notice to shareholders.

•	To change or waive an Acquiring Fund’s investment minimums.

•	To suspend the right to sell shares back to the Acquiring Fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

•	To withdraw or suspend any part of the offering made by this Prospectus/Information Statement.

Distribution and shareholder service plan

Although the distributor acts as principal underwriter for Institutional Shares of the Acquiring Funds, no fee is paid to the distributor in connection with the distribution of such shares.

Payments by the investment adviser or its affiliates

The investment adviser or its affiliates may make cash payments out of their own resources, or provide products and services at a discount, to certain brokerage firms, banks, retirement plan service providers and other financial intermediaries that perform shareholder, recordkeeping, sub-accounting and other administrative services in connection with investments in Acquiring Fund shares. These payments or discounts are separate from, and may be in addition to, any shareholder service fees or other administrative fees the Acquiring Funds may pay to those intermediaries The investment adviser or its affiliates may also make cash payments out of their own resources, or provide products and services at a discount, to certain financial intermediaries that perform distribution, marketing, promotional or other distribution-related services. The payments or discounts described by this paragraph may be substantial; however, distribution-related services provided by such intermediaries are paid by the investment adviser or its affiliates, not by the Acquiring Funds or their shareholders.

Policy regarding short-term or excessive trading

The Acquiring Funds are intended for long-term investment and not for short-term or excessive trading (collectively “market timing”). Market timing may adversely impact the Acquiring Funds’ performance by disrupting the efficient management of the Acquiring Fund, increasing Acquiring Fund transaction costs and taxes, causing the Acquiring Fund to maintain higher cash balances, and diluting the value of the Acquiring Fund’s shares.

To discourage market timing, the Acquiring Funds’ Board has adopted policies and procedures that are reasonably designed to reduce the risk of market timing by Acquiring Fund shareholders. The Acquiring Funds seek to deter market timing through several methods. These methods may include: fair value pricing, imposition of redemption fees and trade activity monitoring. Fair value pricing and redemption fees are discussed more thoroughly in the subsequent pages of this Prospectus/Information Statement and are considered to be key elements of each Acquiring Fund’s policy regarding short term or excessive trading. Trade activity monitoring is risk based and seeks to identify patterns of activity in amounts that might be detrimental to the Acquiring Fund.

Although these methods are designed to discourage market timing, there can be no guarantee that the Acquiring Fund will be able to identify and restrict investors that engage in such activities. In addition, some of these methods are inherently subjective and involve judgment in their application. The Acquiring Fund and its service providers seek to make these judgments and applications uniformly and in a manner that they believe is consistent with interests of the Acquiring Fund’s long-term shareholders. The Acquiring Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Each Acquiring Fund or its service providers maintain risk-based surveillance procedures designed to detect market timing in Acquiring Fund shares in amounts that might be detrimental to the Acquiring Fund. Under these procedures, each Acquiring Fund has requested that service providers to the Acquiring Fund monitor transactional activity in amounts and frequency determined by the Acquiring Fund to be significant to the Acquiring Fund and in a pattern of activity that potentially could be detrimental to the Acquiring Fund. If an Acquiring Fund, in its sole discretion based on these or other factors, determines that a shareholder has engaged in market timing, it may refuse to process future purchases or exchanges into the Acquiring Fund by that shareholder. These procedures may be modified from time to time as appropriate to improve the detection of market timing and to comply with applicable laws.

If trades are effected through a financial intermediary, an Acquiring Fund or its service providers will work with the intermediary to monitor possible market timing activity. Each Acquiring Fund reserves the right to contact the intermediary to provide certain shareholder transaction information and may require the intermediary to restrict the shareholder from future purchases or exchanges in the Acquiring Fund. Transactions by Acquiring Fund shareholders investing through intermediaries may also be subject to the restrictions of the intermediary’s own frequent trading policies, which may differ from those of an Acquiring Fund. An Acquiring Fund may defer to an intermediary’s frequent trading policies with respect to those shareholders who invest in the Acquiring Fund through such intermediary. Each Acquiring Fund will defer to an intermediary’s policies only after the Acquiring Fund determines that the intermediary’s frequent trading policies are reasonably designed to deter transactional activity in amounts and frequency that are deemed to be significant to the Acquiring Fund and in a pattern of activity that potentially could be detrimental to the Acquiring Fund. Shareholders should consult with their intermediary to determine if additional frequent trading restrictions apply to their Acquiring Fund transactions.

The Acquiring Funds reserve the right to restrict, reject or cancel within a reasonable time, without prior notice, any purchase or exchange order for any reason.

Fair value pricing

The Board has adopted procedures to fair value the Acquiring Funds’ securities when market prices are not “readily available” or are unreliable. For example, an Acquiring Fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; when a security’s primary trading market is closed during regular market hours; or when a security’s value is materially affected by events occurring after the close of the security’s primary trading market.

By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Acquiring Funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of an Acquiring Fund’s portfolio holdings and the net asset value of the

Acquiring Fund’s shares, and seeks to help ensure that the prices at which the Acquiring Fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders.

The Acquiring Funds make fair value determinations in good faith in accordance with the Acquiring Funds’ valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that an Acquiring Fund could obtain the fair value assigned to the security upon the sale of such security.

Redemption fee

Shares redeemed or exchanged within 30 days of purchase, which shall be calculated to include the 30th day, will be subject to a fee of 2%, which is intended to limit short-term trading in an Acquiring Fund, or to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. The Acquiring Funds treat shares that have been held the longest as being redeemed first. Each Acquiring Fund retains the redemption fees for the benefit of remaining shareholders. Acquiring Fund shares purchased with reinvested dividends are not subject to redemption fees. Each Acquiring Fund reserves the right, in its sole discretion, to waive such fee when, in its judgment, such waiver would be in the best interests of the Acquiring Fund. Each Acquiring Fund may waive the redemption fee for retirement plans, wrap or fee-based programs, charitable giving funds, unregistered separate accounts, redemptions pursuant to rebalancing programs or systematic withdrawal plans established by the Acquiring Fund or financial intermediaries, and registered investment companies and redemptions initiated by the Acquiring Fund. In addition, certain financial intermediaries may use criteria and methods for tracking, applying and calculating the fees that are different from the Acquiring Funds but which the Acquiring Funds, in their discretion, may determine are in the best interests of the Acquiring Funds. While the Acquiring Funds discourage mutual fund market timing and maintain procedures designed to provide reasonable assurances that such activity will be identified and terminated, including the imposition of the redemption fee described above, no policy or procedure can guarantee that all such activity will in fact be identified or that such activity can be completely eliminated. Each Acquiring Fund reserves the right to modify or eliminate the redemption fees or waivers at any time.

Large shareholder redemptions

Certain accounts or CSIM affiliates may from time to time own (beneficially or of record) or control a significant percentage of an Acquiring Fund’s shares. Redemptions by these shareholders of their holdings in an Acquiring Fund may impact the Acquiring Fund’s liquidity and NAV. These redemptions may also force the Acquiring Fund to sell securities, which may negatively impact the Acquiring Fund’s brokerage costs.

Customer identification and verification and anti-money laundering program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open your account, you will have to provide your name, address, date of birth, identification number and other information that will allow an Acquiring Fund or your financial intermediary to identify you. This information is subject to verification to ensure the identity of all persons opening an account.

Each Acquiring Fund or your financial intermediary is required by law to reject your new account application if the required identifying information is not provided. An Acquiring Fund or your financial intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, each Acquiring Fund or your financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

An Acquiring Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). Each Acquiring Fund, however, reserves the right to close and/or liquidate your account at the then-current day’s price if an Acquiring Fund or your financial intermediary is unable to verify your identity. As a result, you may be subject to a gain or loss on Acquiring Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of each Acquiring Fund’s overall obligation to deter money laundering under Federal law. The Acquiring Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent an Acquiring Fund from being used for money laundering or the financing of terrorist activities. In this regard, each Acquiring Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Acquiring Fund management, they are deemed to be in the best interest of an Acquiring Fund or in cases when an Acquiring Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Acquiring Fund is required to withhold such proceeds.

Distributions and taxes

Any investment in a fund typically involves several tax considerations. The information below is meant as a general summary for U.S. citizens and residents. Please see the Acquiring Funds SAI, which is incorporated by reference into the Statement of Additional Information relating to this Prospectus/Information Statement, for additional information. Because each person’s tax situation is different, you should consult your tax advisor about the tax implications of your investment in an Acquiring Fund. You also can visit the Internal Revenue Service (IRS) website at http://www.irs.gov.

Each Acquiring Fund intends to pay out as dividends substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carry-forwards). It is the policy of each Acquiring Fund to declare and pay distributions of its dividends and interest annually, although it may do so more frequently as determined by the trustees of the Acquiring Trust. During the fourth quarter of the year, typically in early November, an estimate of each Acquiring Fund’s year-end distribution, if any, may be made available on the Acquiring Funds’ website: www.laudus.com. Each Acquiring Fund’s policy is to distribute net short-term capital gains and net long-term gains annually, although it may do so more frequently as determined by the trustees of the Acquiring Trust to the extent permitted by applicable regulations. The amount of any distribution will change and there is no guarantee the Acquiring Funds will declare and pay dividend income or distribute a capital gain.

All dividends and/or distributions will be paid out in the form of additional shares of the Acquiring Fund at net asset value unless the shareholder elects to receive cash. Shareholders may make this election by marking the appropriate box on the account application or by writing to the Acquiring Trust.

If you elect to receive distributions in cash and checks are returned and marked as “undeliverable” or remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in that Acquiring Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in that Acquiring Fund at the per share net asset value determined as of the date of cancellation.

Each Acquiring Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (Code) and to meet all requirements necessary to avoid paying any federal income or excise taxes. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long an Acquiring Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that an Acquiring Fund owned for more than one year and that are properly reported by the Acquiring Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that an Acquiring Fund owned for one year or less will be taxable as ordinary income. Distributions of investment income reported by the Acquiring Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and fund level. Each Acquiring Fund will notify its shareholders as to what portion of fund distributions are reported as qualified dividend income.

Distributions are taxable to shareholders even if they are paid from income or gains earned by an Acquiring Fund before a shareholder’s investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or in the form of additional shares of the Acquiring Fund to which the distribution relates. Any gain resulting from the sale or exchange of Acquiring Fund shares generally will be taxable as capital gains. For tax purposes, an exchange of your Acquiring Fund shares for shares of a different fund is the same as a sale. The gain or loss generally will be treated as short term if you held the shares for one year or less, long term if you held the shares for longer.

The maximum individual rate applicable to “qualified dividend income” and long-term capital gains is generally either 15% or 20% (depending on whether the individual’s income exceeds certain threshold amounts). Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by you with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if you purchase other substantially identical shares within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

If an Acquiring Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will not be taxable to the extent of a shareholder’s adjusted basis but will reduce such basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. To the extent of a return of capital distribution exceeds a shareholder’s adjusted basis, the distribution will be treated as gain from the sale of shares.

An additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from an Acquiring Fund and net gains from redemptions or other taxable dispositions of Acquiring Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

The Acquiring Funds will provide federal tax information annually, including information about dividends and distributions paid during the preceding year.

Prior to January 1, 2012 when shareholders sold Acquiring Fund shares from a taxable account, they typically received information on their tax forms that calculated their gain or loss using the average cost method. This information was not previously reported to the IRS, and shareholders had the option of calculating gains or losses using an alternative IRS permitted method. However, in accordance with legislation passed by Congress in 2008, each Acquiring Fund began reporting cost basis information to the IRS for shares purchased on or after January 1, 2012 and sold thereafter. Each Acquiring Fund permits shareholders to elect their preferred cost basis method. In the absence of an election, a Acquiring Fund will use an average cost basis method. Please consult your tax adviser to determine the appropriate cost basis method for your particular tax situation and to learn more about how the new cost basis reporting laws apply to you and your investments, including investments made prior to January 1, 2012 and sold thereafter.

If you are investing through a taxable account and purchase shares of an Acquiring Fund just before it declares a distribution, you may receive a portion of your investment back as a taxable distribution. This is because when an Acquiring Fund makes a distribution, the share price is reduced by the amount of the distribution.

You can avoid “buying a dividend,” as it is often called, by finding out if a distribution is imminent and waiting until afterwards to invest. Of course, you may decide that the opportunity to gain a few days of investment performance outweighs the tax consequences of buying a dividend.

An Acquiring Fund may be required to withhold U.S. federal income tax on all taxable distributions and redemption proceeds payable to shareholders if the shareholders fail to provide the Acquiring Fund with their correct taxpayer identification number or to make required certifications, or if they have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against U.S. federal income tax liability.

Foreign shareholders may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% (unless a lower treaty rate applies) on amounts treated as ordinary dividends from the Acquiring Fund, as discussed in more detail in the SAI. Furthermore, effective July 1, 2014, the Acquiring Funds will be required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2017) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Acquiring Funds to enable the Acquiring Funds to determine whether withholding is required.

An Acquiring Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, an Acquiring Fund’s return on those securities would be decreased. In addition, an Acquiring Fund’s investments in foreign securities or foreign currencies may increase or accelerate an Acquiring Fund’s recognition of ordinary income and may affect the timing or amount of an Acquiring Fund’s distributions. If more than 50% of an Acquiring Fund’s assets at fiscal year-end is represented by debt and equity securities of foreign corporations, the Acquiring Fund intends to elect to permit shareholders who are U.S. citizens, resident aliens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax returns for their pro rata portion of qualified taxes paid by the Acquiring Fund to foreign countries in respect of foreign securities the Acquiring Fund has held for at least the minimum period specified in the Code. For the purposes of the foreign tax credit, each such shareholder would include in gross income from foreign sources its pro rata share of such taxes. Certain limitations imposed by the Code may prevent shareholders from receiving a full foreign tax credit or deduction for their allocable amount of such taxes.

To the extent such investments are permissible for an Acquiring Fund, the Acquiring Fund’s transactions in options, futures contracts, hedging transactions, forward contracts, equity swap contracts and straddles will be subject to special tax rules (including mark-to-market, constructive sale, straddle, and wash sale rules), the effect of which may be to accelerate income to the Acquiring Fund, defer losses to the Acquiring Fund, cause adjustments in the holding periods of the Acquiring Fund’s securities, convert long-term capital gains into short-term gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. An Acquiring Fund’s use of such transactions may result in the Acquiring Fund realizing more short-term capital gains (subject to tax at ordinary income tax rates) and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

The foregoing is a general summary of the federal income tax consequences of investing in an Acquiring Fund to shareholders who are U.S. citizens or U.S. corporations. Shareholders should consult their own tax advisors about the tax consequences of an investment in an Acquiring Fund in light of each shareholder’s particular tax situation. Shareholders should also consult their own tax advisors about consequences under foreign, state, local or other applicable tax laws.

V. FINANCIAL HIGHLIGHTS

The financial highlights tables that follow are intended to help you understand each Fund’s financial performance for the periods shown. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the particular Fund (assuming reinvestment of all dividends and distributions). The information for the past five years has been audited by PricewaterhouseCoopers LLP, the Funds’ independent registered public accounting firm, whose reports, along with the Funds’ financial statements, are included in each Fund’s Annual Report to its Shareholders for the fiscal year ended March 31, 2014. A free copy of each Annual Report is available upon request as described on page [IV] of this Prospectus/Information Statement.

Laudus Mondrian Institutional International Equity Fund

	4/1/13– 3/31/14	4/1/12– 3/31/13	4/1/11– 3/31/12	4/1/10– 3/31/11	4/1/09– 3/31/10
Per-Share Data ($)
Net asset value at beginning of period	7.56	7.30	7.72	7.50	5.39
Income (loss) from investment operations:
Net investment income (loss)	0.40	0.25	0.26	0.21	0.21
Net realized and unrealized gains (losses)	1.21	0.28	(0.42)	0.24	2.07
Total from investment operations	1.61	0.53	(0.16)	0.45	2.28
Less distributions:
Distributions from net investment income	(0.28)	(0.27)	(0.26)	(0.23)	(0.17)
Net asset value at end of period	8.89	7.56	7.30	7.72	7.50
Total return (%)	21.56	7.55	(1.72)	6.14	42.37

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.90	0.90	0.90	0.90	0.90
Gross operating expenses	1.51	1.68	1.91	2.20	2.26
Net investment income (loss)	4.57	3.48	3.93	3.01	3.14
Portfolio turnover rate	26	19	14	15	34
Net assets, end of period ($ x 1,000)	26,408	20,612	18,985	16,003	13,643

Laudus Mondrian International Equity Fund

Institutional Shares	4/1/13– 3/31/14	4/1/12– 3/31/13	4/1/11– 3/31/12	4/1/10– 3/31/11	4/1/09– 3/31/10
Per-Share Data ($)
Net asset value at beginning of period	7.46	7.22	7.76	7.54	5.44
Income (loss) from investment operations:
Net investment income (loss)	0.35 [1]	0.23 [1]	0.29 [1]	0.23 [1]	0.21 [1]
Net realized and unrealized gains (losses)	1.22	0.27	(0.46)	0.24	2.02
Total from investment operations	1.57	0.50	(0.17)	0.47	2.23
Less distributions:
Distributions from net investment income	(0.22)	(0.25)	(0.32)	(0.25)	(0.13)
Distributions from net realized gains	—	(0.01)	(0.05)	—	—
Total distributions	(0.22)	(0.26)	(0.37)	(0.25)	(0.13)
Net asset value at end of period	8.81	7.46	7.22	7.76	7.54
Total return (%)	21.31	7.10	(1.63)	6.28	40.90

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	1.05	1.05	1.05	1.05	1.05
Gross operating expenses	1.07	1.11	1.23	1.21	1.24
Net investment income (loss)	4.24	3.22	3.92	3.08	2.90
Portfolio turnover rate	25	29	35	33	14
Net assets, end of period ($ x 1,000)	162,366	127,709	119,049	126,758	85,424

[1]	Calculated based on the average shares outstanding during the period.

Laudus Mondrian Institutional Emerging Markets Fund

	4/1/13– 3/31/14	4/1/12– 3/31/13	4/1/11– 3/31/12	4/1/10– 3/31/11	4/1/09– 3/31/10
Per-Share Data ($)
Net asset value at beginning of period	9.93	9.44	9.55	8.62	5.23
Income (loss) from investment operations:
Net investment income (loss)	0.13	0.14	0.10	0.11	0.19
Net realized and unrealized gains (losses)	(1.15)	0.48	(0.13)[1]	0.92	3.39
Total from investment operations	(1.02)	0.62	(0.03)	1.03	3.58
Less distributions:
Distributions from net investment income	(0.11)	(0.13)	(0.08)	(0.10)	(0.19)
Distributions from net realized gains	(0.03)	—	(0.00)[2]	—	—
Total distributions	(0.14)	(0.13)	(0.08)	(0.10)	(0.19)
Net asset value at end of period	8.77	9.93	9.44	9.55	8.62
Total return (%)	(10.28)	6.64	(0.15)	11.97	68.64

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	1.25	1.27	1.27	1.27	1.27
Gross operating expenses	1.25	1.27	1.43	2.63	7.56
Net investment income (loss)	1.56	1.56	1.49	1.26	2.48
Portfolio turnover rate	41	34	27	20	45
Net assets, end of period ($ x 1,000)	391,986	294,952	154,891	54,110	5,731

[1]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.

[2]	Per-share amount was less than $0.01.

Laudus Mondrian Emerging Markets Fund

Institutional Shares	4/1/13– 3/31/14	4/1/12– 3/31/13	4/1/11– 3/31/12	4/1/10– 3/31/11	4/1/09– 3/31/10
Per-Share Data ($)
Net asset value at beginning of period	9.85	9.49	9.68	8.80	5.33
Income (loss) from investment operations:
Net investment income (loss)	0.14 [1]	0.16 [1]	0.19 [1]	0.15 [1]	0.14	[1]
Net realized and unrealized gains (losses)	(1.19)	0.42	(0.19)	0.92	3.44
Total from investment operations	(1.05)	0.58	—	1.07	3.58
Less distributions:
Distributions from net investment income	(0.11)	(0.22)	(0.12)	(0.19)	(0.11)
Distributions from net realized gains	(0.00)[2]	—	(0.07)	—	—
Total distributions	(0.11)	(0.22)	(0.19)	(0.19)	(0.11)
Net asset value at end of period	8.69	9.85	9.49	9.68	8.80
Total return (%)	(10.62)	6.21	0.23	12.25	67.27

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	1.45	1.45	1.45	1.45	1.46	[3]
Gross operating expenses	1.52	1.49	1.50	1.51	1.70
Net investment income (loss)	1.55	1.70	2.07	1.69	1.79
Portfolio turnover rate	69	59	43	33	44
Net assets, end of period ($ x 1,000)	121,795	141,536	148,187	171,432	90,486

[1]	Calculated based on the average shares outstanding during the period.

[2]	Per-share amount was less than $0.01.

[3]	The ratio of net operating expenses would have been 1.45%, if certain non-routine expenses (proxy expense) had not been incurred.

VI. INFORMATION AVAILABLE THROUGH THE SEC

This Prospectus/Information Statement and the related Statement of Additional Information do not contain all the information set forth in the registration statements, the exhibits relating thereto, and the annual and semi-annual reports filed by the Funds as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number of the Acquired Trust’s registration statement, which contains each Acquired Fund’s statutory prospectus and related SAI, is 811-08759. The SEC file number of the Acquiring Trust’s registration statement, which contains each Acquiring Fund’s statutory prospectus and related SAI, is 811-05547.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files reports and other information with the SEC. Reports, proxy material, registration statements, and other information filed by the Funds (including the Registration Statement relating to the Funds on Form N-14 of which this Prospectus/Information Statement is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, DC 20549-1520 or 44 Montgomery Street, Suite 2600, San Francisco, CA 94104-4716. Copies of such material may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC, 20549, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Funds and other registrants that file electronically.

APPENDIX

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this         th  day of             , 2014, by and between Laudus Institutional Trust, a Delaware statutory trust (the “Acquired Trust”), on behalf of each of its series identified on Exhibit A hereto as an Acquired Fund (the “Acquired Funds”), and Laudus Trust, a Massachusetts business trust (the “Acquiring Trust”), on behalf of each of its series identified on Exhibit A hereto as an Acquiring Fund (the “Acquiring Funds” and, together with the Acquired Funds, the “Funds”). Charles Schwab Investment Management, Inc. (“CSIM”) joins this Agreement solely for purposes of Section 15(b). Except for the Acquired Funds and Acquiring Funds, no other series of the Acquired Trust or Acquiring Trust are parties to this Agreement. Each of the Acquired Trust and the Acquiring Trust has its principal place of business at 211 Main Street, San Francisco, CA, 94105.

This Agreement shall be deemed to be a separate agreement by the Acquired Trust and the Acquiring Trust on behalf of each Acquired Fund and its corresponding Acquiring Fund. As used herein, unless otherwise stated or the context otherwise requires, each Acquiring Fund and its corresponding Acquired Fund are, respectively, the “Acquired Fund” and the “Acquiring Fund.”

WHEREAS, the Acquired Trust was established on January 9, 2008 under the laws of the State of Delaware as a statutory trust under a Declaration of Trust, as amended and restated from time to time, and the Acquired Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Acquiring Trust was established on April 1, 1988 under the laws of the Commonwealth of Massachusetts as a business trust under a Declaration of Trust, as amended and restated from time to time, and the Acquiring Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Acquired Funds are each a separate investment series of the Acquired Trust, the Acquiring Funds are each a separate investment series of the Acquiring Trust, and each Acquired Fund owns securities that generally are assets of the character in which the corresponding Acquiring Fund is permitted to invest;

WHEREAS, each of the Acquired Funds and the Acquiring Funds is authorized to issue its shares of beneficial interest;

WHEREAS, the Funds intend this Agreement to be, and adopt it as, a plan of reorganization within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); and

WHEREAS, the Trustees of the Acquired Trust, including a majority of Trustees that are not “interested persons,” as such term is defined in section 2(a)(19) of the 1940 Act, of the Acquired Trust have determined that the transactions contemplated herein are in the best interests of the Acquired Funds and that the interests of the Acquired Funds’ respective existing shareholders will not be diluted as a result.

NOW, THEREFORE, in consideration of the mutual promises herein contained and intending to be legally bound hereby, the parties hereto hereby agree to effect the transfer of all of the assets of each Acquired Fund solely in exchange for the assumption by the corresponding Acquiring Fund of all of the liabilities of the Acquired Fund and Institutional Shares of the Acquiring Fund (“Acquiring Fund Shares”) followed by the distribution, at the Closing Date (as defined in Section 14 of this Agreement), of such Acquiring Fund Shares to the holders of shares of the Acquired Fund (“Acquired Fund Shares”) on the terms and conditions hereinafter set forth in liquidation of the Acquired Fund. The parties hereto hereby covenant and agree as follows:

1.     Plan of Reorganization. At the Closing Date, each Acquired Fund shall assign, deliver and otherwise transfer all of its assets and good and marketable title thereto, and assign all of the liabilities as are set forth in a statement of assets and liabilities, to be prepared as of the Valuation Time (as defined in Section 6 of this Agreement) (the “Statement of Assets and Liabilities”), to the corresponding Acquiring Fund, free and clear of all liens, encumbrances and adverse claims except as provided in this Agreement, and the Acquiring Fund shall acquire all assets, and shall assume all liabilities of the Acquired Fund, and the Acquiring Fund shall deliver to the Acquired Fund a number of Acquiring Fund Shares (both full and fractional) equivalent in value to the Acquired Fund Shares outstanding immediately prior to the Closing Date. Shareholders of record of each Acquired Fund at the Closing Date shall be credited with full and fractional shares of the corresponding Acquiring Fund. The assets and liabilities of each Acquired Fund shall be exclusively assigned to and assumed by the corresponding Acquiring Fund. All debts, liabilities, obligations and duties of each Acquired Fund, to the extent that they exist at or after the Closing Date, shall after the Closing Date attach to the corresponding Acquiring Fund and may be enforced against the Acquiring Fund to the same extent as if the same had been incurred by the Acquiring Fund. The events outlined in this Section 1 are referred to herein collectively as a “Reorganization.”

2.     Transfer of Assets.

(a) The assets of the Acquired Fund to be acquired by the corresponding Acquiring Fund and allocated thereto shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable) as set forth in the Statement of Assets and Liabilities, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Acquired Fund and other property owned by the Acquired Fund at the Closing Date.

(b) The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the corresponding Acquired Fund with a list of the securities, if any, on the Acquired Fund’s list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund’s investment objectives, policies, and restrictions. The Acquired Fund will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish the corresponding Acquiring Fund with a list of its portfolio securities and other investments. In the event that the Acquired Fund holds any investments that the corresponding Acquiring Fund may not hold, the Acquired Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that an Acquired Fund and the corresponding Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Acquired Fund to dispose of any investments or securities if, in the reasonable judgment of the Acquired Fund, such disposition would either violate the Acquired Fund’s fiduciary duty to its shareholders or adversely affect the tax-free nature of the Reorganization.

(c) The Acquired Fund shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), to deliver, at or prior to the Closing Date, a certificate of an authorized officer stating that: (i) assets have been delivered in proper form to the corresponding Acquiring Fund at the Closing Date, and (ii) all necessary taxes in connection with the delivery of the assets, including all applicable foreign, federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the corresponding Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver prior to or as of the Closing Date by book entry, in accordance with the customary practices of any securities depository, as defined in Rule 17f-4 under the 1940 Act, in which the Acquired Fund’s assets are deposited, the Acquired Fund’s assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds prior to or as of the Closing Date.

(d) The Acquired Fund shall direct Boston Financial Data Services, Inc. (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver prior to or as of the Closing Date a certificate of an authorized officer stating that its records contain the names and addresses of the holders of the Acquired Fund Shares and the number and percentage ownership of outstanding shares owned by each shareholder immediately prior to the Closing Date. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited at the Closing Date to the Secretary of the corresponding Acquired Fund, or provide evidence that the Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. No later than the Closing Date, each party shall deliver to the other such bill of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.     Calculations.

(a) The number of full and fractional shares of the Acquiring Fund to be issued in exchange for the corresponding Acquired Fund’s assets pursuant to Section 1 hereof shall be determined by multiplying the outstanding shares of the Acquired Fund by the ratio computed by dividing the net asset value per share of the Acquired Fund by the net asset value per share of the Institutional Shares of the corresponding Acquiring Fund at the Valuation Time, determined in accordance with Section 3(b). Shareholders of record of the Acquired Fund at the Closing Date shall be credited with full and fractional shares of the corresponding Acquiring Fund.

(b) The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the time at which the Acquiring Fund’s net asset value is calculated at the Valuation Time, in accordance with the valuation policies and procedures each as adopted by the Acquiring Trust as described in the then current prospectus and statement of additional information of the Acquiring Funds under the Securities Act of 1933 (the “1933 Act”).

4.     Final Distribution. On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid), realized net capital gain and net tax-exempt interest income for the current taxable year through the Closing Date.

5.     Valuation of Assets. The value of the assets of the Acquired Fund shall be the value of such assets computed as of the time at which the Acquired Fund’s net asset value is calculated at the Valuation Time. The net asset value of the assets of the Acquired Fund to be transferred to the corresponding Acquiring Fund shall be computed by the Acquired Fund. In determining the value of the securities transferred by the Acquired Fund to the corresponding Acquiring Fund, each security shall be priced in accordance with the valuation policies and procedures each as adopted by the Acquired Trust as described in the then current prospectus and statement of additional information of the Acquired Funds under the 1933 Act. For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by the Acquired Fund, provided that such determination shall be subject to the approval of the corresponding Acquiring Fund. The Acquired Fund and the Acquiring Fund agree to use all commercially reasonable efforts to resolve, prior to the Valuation Time, any material pricing differences.

6.     Valuation Time. The valuation time shall be 4:00 p.m., Eastern Time, on                 , 2015, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of the Acquired Fund and the Acquiring Fund (the “Valuation Time”). Notwithstanding anything herein to the contrary, in the event that at the Valuation Time, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Acquired Trust and the Acquiring Trust, accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund is practicable.

7.     Liquidation of the Acquired Fund and Cancellation of Shares. At the Closing Date, the Acquired Fund will liquidate and the corresponding Acquiring Fund Shares (both full and fractional) received by the Acquired Fund will be distributed to the shareholders of record of the Acquired Fund as of the Closing Date in exchange for their Acquired Fund Shares and in complete liquidation of the Acquired Fund. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Acquiring Fund in the name of each shareholder of the corresponding Acquired Fund that represents the respective number of Acquiring Fund Shares due such shareholder. All of the issued and outstanding shares of the Acquired Fund shall be cancelled on the books of the Acquired Trust at the Closing Date and shall thereafter represent only the right to receive Acquiring Fund Shares. The Acquired Fund’s transfer books shall be closed permanently. The Acquired Trust also shall take any and all other steps as shall be necessary and proper to effect a complete termination of the Acquired Fund.

8.     Representations and Warranties of the Acquiring Fund. The Acquiring Fund represents and warrants to the corresponding Acquired Fund as follows:

(a) The Acquiring Fund has been duly established as a separate investment series of the Acquiring Trust, which is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts.

(b) The Acquiring Trust is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect.

(c) The authorized capital of the Acquiring Trust consists of an unlimited number of shares of beneficial interest. The shares of the Acquiring Fund have been duly established and represent a fractional undivided interest in the Acquiring Fund. The issued and outstanding shares of the Acquiring Fund are duly authorized, validly issued, fully paid and nonassessable. There are no outstanding options, warrants or other rights of any kind to acquire from the Acquiring Trust any shares or equity interests of the Acquiring Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Acquiring Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Acquiring Fund. The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund’s shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and nonassessable.

(d) The execution, delivery and performance of this Agreement by the Acquiring Trust, on behalf of the Acquiring Fund, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Acquiring Trust’s Board of Trustees and no other proceedings by the Acquiring Fund are necessary to authorize this Agreement and the transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by the Acquiring Trust, on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery by the Acquired Trust, on behalf of the Acquired Fund, is a legal, valid and binding obligation of the Acquiring Trust, as it relates to the Acquiring Fund, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles. The Acquiring Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

(e) The audited financial statements of the Acquiring Fund as of March 31, 2014 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

(f) Since March 31, 2014, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this paragraph (f), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

(g) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(h) Except as otherwise disclosed in writing and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(i) Except for contracts and agreements disclosed to the Acquired Fund, under which no default exists, the Acquiring Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Acquiring Fund.

(j) As of the Closing Date, all Federal and other tax returns, information returns and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.

(k) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. The Acquiring Fund shall continue to qualify as a regulated investment company under the Code for each of its taxable years.

(l) The Acquiring Fund agrees to use all reasonable efforts to obtain any necessary approvals and authorizations required by the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(m) The information statement and prospectus and statement of additional information (collectively, the “Prospectus/Information Statement”) to be included in the Acquiring Fund’s registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquiring Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement. Each of the Prospectus/ Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquiring Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquiring Fund makes no representations or warranties as to the information contained in the Prospectus/Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquired Fund and furnished by the Acquired Fund to the Acquiring Fund specifically for use in connection with the Prospectus/Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

9.     Representations and Warranties of the Acquired Fund. The Acquired Fund represents and warrants to the corresponding Acquiring Fund as follows:

(a) The Acquired Fund has been duly established as a separate investment series of the Acquired Trust, which is a statutory trust duly organized and validly existing under the laws of the State of Delaware.

(b) The Acquired Trust is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c) The authorized capital of the Acquired Trust consists of an unlimited number of shares of beneficial interest. The shares of the Acquired Fund have been duly established and represent a fractional undivided interest in the Acquired Fund. The issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly authorized, validly issued, fully paid and nonassessable. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Transfer Agent as provided in Section 2(d). There are no outstanding options, warrants or other rights of any kind to acquire from the Acquired Trust any shares or equity interests of the Acquired Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Acquired Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Acquired Fund.

(d) The audited financial statements of the Acquired Fund as of March 31, 2014 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date not disclosed therein.

(e) Since March 31, 2014, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For purposes of this paragraph (e), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

(f) The Acquired Fund will have, at the Closing Date, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Acquiring Fund pursuant to Section 1. Upon delivery and payment for such assets, the Acquiring Fund will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

(g) The execution, delivery and performance of this Agreement by the Acquired Trust, on behalf of the Acquired Fund, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Acquired Trust’s Board of Trustees and no other proceedings by the Acquired Fund are necessary to authorize this Agreement and the transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by the Acquired Trust, on behalf of the Acquired Fund, and assuming due authorization, execution and delivery by the Acquiring Trust, on behalf of the Acquiring Fund, is a legal, valid and binding obligation of the Acquired Trust, as it relates to the Acquired Fund, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles. The Acquired Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

(h) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(i) Except as otherwise disclosed in writing and accepted by the Acquiring Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(j) Except for contracts and agreements disclosed to the Acquiring Fund, under which no default exists, the Acquired Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Acquired Fund.

(k) As of the Closing Date, all Federal and other tax returns, information returns and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.

(l) For each taxable year of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. The Acquired Fund shall continue to qualify as a regulated investment company under the Code for its taxable year ending on the Closing Date.

(m) The Prospectus/Information Statement to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquired Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement. Each of the Prospectus/Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquired Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquired Fund makes no representations or warranties as to the information contained in the Prospectus/Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquiring Fund and furnished by the Acquiring Fund to the Acquired Fund specifically for use in connection with the Prospectus/Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

10.     Covenants of the Acquiring Fund and the Acquired Fund.

(a) The Acquiring Fund and the corresponding Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

(b) The Acquired Fund will assist the corresponding Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

(c) Subject to the provisions of this Agreement, the Acquiring Fund and the corresponding Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

(d) As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the corresponding Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, if any, that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and certified by the Acquired Fund’s President, Vice President or Treasurer.

(e) On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid), realized net capital gain and net tax-exempt interest income for the current taxable year through the Closing Date.

11.     Conditions Precedent to Obligations of the Acquiring Fund. The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the corresponding Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the corresponding Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. On the Closing Date, the Acquiring Fund shall have received a certificate from the President or Vice President of the corresponding Acquired Fund, dated as of such date, certifying on behalf of the Acquired Fund that as of such date that the conditions set forth in this clause (a) have been met.

(b) The Acquired Fund shall have delivered to the corresponding Acquiring Fund at the Closing Date the Acquired Fund’s Statement of Assets and Liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of the Treasurer or Assistant Treasurer of the Acquired Fund as to the aggregate asset value of the Acquired Fund’s portfolio securities.

(c) On the Closing Date, the Acquired Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Acquired Fund prior to or at the Closing Date and the corresponding Acquiring Fund shall have received a certificate from the President or Vice President of the Acquired Fund, dated as of such date, certifying on behalf of the Acquired Fund that the conditions set forth in this clause (d) have been and continue to be, satisfied.

12.     Conditions Precedent to Obligations of the Acquired Fund. The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

(a) All representations and warranties of the corresponding Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. On the Closing Date, the Acquired Fund shall have received a certificate from the President or Vice President of the corresponding Acquiring Fund, dated as of such date, certifying on behalf of Acquiring Fund that as of such date that the conditions set forth in this clause (a) have been met.

(b) On the Closing Date, the Acquiring Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Acquiring Fund prior to or at the Closing Date and the corresponding Acquired Fund shall have received a certificate from the President or Vice President of the Acquiring Fund, dated as of such date, certifying on behalf of the Acquiring Fund that the conditions set forth in this clause (c) have been, and continue to be, satisfied.

13.     Further Conditions Precedent to Obligations of the Acquired Fund and the Acquiring Fund. If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Funds, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

(a) The Acquired Trust’s Board of Trustees, on behalf of the Acquired Fund, shall have approved this Agreement.

(b) The Acquiring Trust’s Board of Trustees, on behalf of the Acquiring Fund, shall have approved this Agreement.

(c) On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(d) All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

(e) The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(f) The Funds shall have received a favorable opinion of Dechert LLP addressed to the Acquiring Fund and the corresponding Acquired Fund substantially to the effect that with respect to the Acquired Fund and the Acquiring Fund for Federal income tax purposes:

(i) The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code.

(ii) No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund or upon the distribution of Acquiring Fund Shares to the shareholders of the Acquired Fund.

(iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund.

(iv) The tax basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the exchange.

(v) The holding period of the assets of the Acquired Fund received by the Acquiring Fund will include the period during which such assets were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

(vi) No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares of the Acquired Fund for Acquiring Fund Shares (including fractional shares to which they may be entitled).

(vii) The aggregate tax basis of Acquiring Fund Shares received by each shareholder of the Acquired Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor.

(viii) The holding period of the Acquiring Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset as of the Closing Date of the Reorganization.

No opinion will be expressed as to the effect of the Reorganization on the Acquired Fund or the corresponding Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

Such opinion shall be based on customary assumptions, limitations and such representations as Dechert LLP may reasonably request, and the Acquired Fund and the corresponding Acquiring Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the corresponding Acquired Fund may waive the conditions set forth in this Section 13(f).

14.     Closing Date of the Reorganization. The exchange of the Acquired Fund’s assets for the Acquiring Fund Shares shall be effective as of opening of business on             , 2015, or at such other time and date as fixed by the mutual consent of the parties (the “Closing Date”).

15.     Termination.

(a) This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the corresponding Acquired Fund. In addition, either the Acquiring Fund or the corresponding Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date:

(i) because of a material breach by the other party of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

(ii) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

(iii) by resolution of the Acquired Trust’s Board of Trustees if circumstances should develop that, in the good faith opinion of the Board of Trustees, make proceeding with the Agreement not in the best interests of the Acquired Fund’s shareholders; or

(iv) by resolution of the Acquiring Trust’s Board of Trustees if circumstances should develop that, in the good faith opinion of the Board of Trustees, make proceeding with the Agreement not in the best interests of the Acquiring Fund’s shareholders; or

(b) In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquired Fund, the corresponding Acquiring Fund, the Acquired Trust, the Acquiring Trust, or their Trustees or officers, to the other party. In such event, CSIM shall bear the expenses incurred by the Acquired Fund and the corresponding Acquiring Fund incidental to the preparation and carrying out of this Agreement.

16.     Amendment. This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Funds; provided, however, that (i) no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund shareholders under the Agreement to the detriment of such Acquired Fund shareholders; and (ii) the Acquired Trust’s Board of Trustees determines that such amendment is in the best interest of shareholders of the Acquired Fund and the Acquiring Trust’s Board of Trustees determines that such amendment is in the best interest of shareholders of the Acquiring Fund.

17.     Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof.

18.     Notices. Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed as follows:

Acquired Funds: Omar Aguilar Laudus Institutional Trust 211 Main Street San Francisco CA, 94105 with a copy to: Douglas Dick, Esq. Dechert LLP 1900 K Street, NW Washington, DC 20006	Acquiring Funds: Omar Aguilar Laudus Trust 211 Main Street San Francisco CA, 94105 with a copy to: Douglas Dick, Esq. Dechert LLP 1900 K Street, NW Washington, DC 20006

19.     Fees and Expenses.

(a) The Acquiring Fund and the corresponding Acquired Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

(b) Except as otherwise provided for herein, all expenses that are solely and directly related to the reorganization contemplated by this Agreement will be borne and paid by the Acquired Fund.

20.     Headings, Counterparts, Assignment.

(a) The section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

(b) This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

(c) This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

(d) The Acquiring Fund and the corresponding Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

(e) A copy of the Acquiring Trust’s Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that this Agreement is executed on behalf of the Acquiring Trust by officers of such Acquiring Trust as officers and not individually and that the obligations of or arising out of this Agreement with respect to the Acquiring Fund are not binding upon any of the trustees, officers or shareholders of the Acquiring Trust individually but are binding only upon the assets and property belonging to the Acquiring Fund.

(f) A copy of the Acquired Trust’s Certificate of Trust is on file with the Secretary of the State of Delaware, and notice is hereby given that this Agreement is executed on behalf of the Acquired Trust by officers of such Acquired Trust as officers and not individually and that the obligations of or arising out of this Agreement with respect to the Acquired Fund are not binding upon any of the trustees, officers or shareholders of the Acquired Trust individually but are binding only upon the assets and property belonging to the Acquired Fund.

[REMAINDER OF THIS PAGE LEFT BLANK]

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

LAUDUS INSTITUTIONAL TRUST, ON BEHALF OF ITS SERIES ON EXHIBIT A HERETO

By:
Name: Title:

LAUDUS TRUST, ON BEHALF OF ITS SERIES ON EXHIBIT A HERETO

By:
Name: Title:

SOLELY FOR PURPOSES OF SECTION 15(b), CHARLES SCHWAB INVESTMENT MANAGEMENT, INC.

By:
Name:

Exhibit A

Acquired Funds	Acquiring Funds
Laudus Mondrian Institutional International Equity Fund	Laudus Mondrian International Equity Fund—Institutional Shares
Laudus Mondrian Institutional Emerging Markets Fund	Laudus Mondrian Emerging Markets Fund—Institutional Shares

LAUDUS TRUST

211 Main Street

San Francisco, CA 94105

800-648-5300

STATEMENT OF ADDITIONAL INFORMATION

LAUDUS MONDRIAN INTERNATIONAL EQUITY FUND

Institutional Shares: LIEIX

LAUDUS MONDRIAN EMERGING MARKETS FUND

Institutional Shares: LEMNX

Each a series of

Laudus Trust

211 Main Street

San Francisco, CA 94105

[                ], 2014

This Statement of Additional Information (the “SAI”), which is not a prospectus, relating specifically to the proposed transfer of assets and liabilities of the Laudus Mondrian Institutional International Equity Fund and Laudus Mondrian Institutional Emerging Markets Fund, each a series of Laudus Institutional Trust (each an “Acquired Fund,” and collectively the “Acquired Funds”) to, respectively, the Institutional Shares of each of Laudus Mondrian International Equity Fund and Laudus Mondrian Emerging Markets Fund, each a series of Laudus Trust (each an “Acquiring Fund,” and collectively the “Acquiring Funds”) (each a “Reorganization”), should be read in conjunction with the Prospectus/Information Statement dated                 , 2014 relating specifically to the Reorganizations (the “Prospectus/Information Statement”). Copies of the Prospectus/Information Statement may be obtained at no charge by calling the Laudus Trust at (800) 648-5300.

This SAI, relating specifically to the Reorganizations, consists of this cover page and the following described documents, each of which is incorporated by reference herein:

1. The Statement of Additional Information of the Laudus Trust relating to the Acquired Funds dated July 29, 2014, as supplemented.

2. The Statement of Additional Information of the Laudus Institutional Trust relating to the Acquiring Funds dated July 29, 2014, as supplemented.

3. The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Acquired Funds included in the Acquired Funds’ Annual Report for the period ended March 31, 2014 (the “Acquired Funds Annual Report”). No other parts of the Acquired Funds Annual Report are incorporated herein by reference.

4. The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Acquiring Funds included in the Acquired Funds’ Annual Report for the period ended March 31, 2014 (the “Acquiring Funds Annual Report”). No other parts of the Acquiring Funds Annual Report are incorporated herein by reference.

2

A.    General Information

The Board of Trustees of the Acquired Funds has approved an Agreement and Plan of Reorganization (the “Plan”) which contemplates the transfer of substantially all the assets and liabilities of each Acquired Fund to the respective Acquiring Fund in exchange for Institutional Shares of the Acquiring Fund.

After the transfer of substantially all its assets and liabilities in exchange for Institutional Shares of the respective Acquiring Fund, each Acquired Fund will distribute the respective Acquiring Fund Institutional Shares to its shareholders in liquidation of the Acquired Fund. Each shareholder owning shares of an Acquired Fund at the closing of the Reorganizations will receive Institutional Shares of the respective Acquiring Fund equal in aggregate value to his or her interest in the Acquired Fund, and will receive any unpaid dividends or distributions on shares of the Acquired Fund that were declared at or before the closing of the Reorganizations. Each Acquiring Fund will establish an account for each former beneficial or record shareholder of the respective Acquired Fund reflecting the appropriate number of Institutional Shares distributed to the shareholder. These accounts will be substantially identical to the accounts currently maintained by the Acquiring Fund for each shareholder. In connection with the Reorganizations, all outstanding shares of the Acquired Funds will be cancelled, and the Acquired Funds will wind up their affairs and be terminated. For further information about the Reorganizations, see the Prospectus/Information Statement.

B.     Additional Information about the Acquired Funds and the Acquiring Funds

This SAI incorporates by reference the Statement of Additional Information of the Laudus Trust relating to the Acquired Funds and the Statement of Additional Information of Laudus Institutional Trust relating to the Acquiring Funds, each dated July 29, 2014, as supplemented.

C.    Financial Statements

Historical financial information regarding the Acquired Funds and Acquiring Funds is incorporated herein by reference as follows:

1. the Report of the Independent Registered Public Accounting Firm and audited financial statements of the Acquired Funds included in the Acquired Funds Annual Report are incorporated herein by reference to such Acquired Funds Annual Report. No other parts of the Acquired Funds Annual Report are incorporated herein by reference; and

2. the Report of the Independent Registered Public Accounting Firm and audited financial statements of the Acquiring Funds included in the Acquiring Funds Annual Report are incorporated herein by reference to such Acquiring Funds Annual Report. No other parts of the Acquiring Funds Annual Report are incorporated herein by reference.

D.    Pro Forma Financial Information

The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganizations occurred on March 31, 2014.

The unaudited pro forma combined schedule of investments and statement of assets and liabilities reflect the combined financial position of each Acquired Fund and the respective Acquiring Fund as of March 31, 2014.

The unaudited pro forma combined statement of operations for the year ended March 31, 2014, presents the combined results of operations of each Acquired Fund and the respective Acquiring Fund for the year ended March 31, 2014. The pro forma results of operations are not necessarily indicative of future operations or the actual results that would have occurred had the combination been consummated at March 31, 2014. These historical statements have been derived from the respective books of each Acquired Fund and the respective Acquiring Fund and records utilized in calculating daily net asset value at March 31, 2014, and for the

3

twelve-month period then ended under accounting principles generally accepted in the United States of America in the investment company industry.

Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of each Acquiring Fund for pre-combination periods will not be restated. The unaudited pro forma combined financial statements should be read in conjunction with the separate financial statements of each Acquired Fund and the respective Acquiring Fund incorporated by reference into this SAI.

Portfolio Holdings

As of March 31, 2014

		Cost	Value
94.0%	Common Stock	503,423,971	504,987,081
4.1%	Preferred Stock	30,269,680	21,826,834
1.2%	Other Investment Company	6,699,232	6,699,232
99.3%	Total Investments	540,392,883	533,513,147
0.7%	Liabilities, Net		3,616,684
100.0%	Total Net Assets		537,129,831

	Laudus Mondrian Institutional Emerging Markets Fund		Laudus Mondrian Emerging Markets Fund		Combined
	Number of Shares	Value ($ x 1,000)	Number of Shares	Value ($ x 1,000)	Number of Shares	Value ($ x 1,000)
COMMON STOCK 94.0% of net assets
Brazil 7.9%
Energy 0.0%
Petroleo Brasileiro S.A. ADR	8,200	113,734			8,200	113,734

Food, Beverage & Tobacco 1.0%
AMBEV S.A. ADR	525,700	3,895,437	197,400	1,462,734	723,100	5,358,171

Materials 0.6%
Vale S.A. ADR	167,900	2,322,057	66,500	919,695	234,400	3,241,752

Software & Services 1.1%
Cielo S.A.	138,400	4,410,623	52,380	1,669,281	190,780	6,079,904

Transportation 3.5%
CCR S.A.	1,126,500	8,648,581	423,900	3,254,446	1,550,400	11,903,027
EcoRodovias Infraestrutura e Logistica S.A	830,100	4,975,478	307,300	1,841,904	1,137,400	6,817,382
		13,624,059		5,096,350		18,720,409

Utilities 1.7%
CPFL Energia S.A. ADR	398,200	6,502,606	154,000	2,514,820	552,200	9,017,426
						42,531,396

Chile 2.4%
Utilities
Enersis S.A. ADR	597,200	9,274,516	221,400	3,438,342	818,600	12,712,858

China 16.2%
Capital Goods 1.8%
Beijing Enterprises Holdings Ltd.	788,500	7,073,122	296,000	2,655,224	1,084,500	9,728,346

4

	Laudus Mondrian Institutional Emerging Markets Fund		Laudus Mondrian Emerging Markets Fund		Combined
	Number of Shares	Value ($ x 1,000)	Number of Shares	Value ($ x 1,000)	Number of Shares	Value ($ x 1,000)

Energy 1.4%
China Shenhua Energy Co., Ltd. Class H	1,920,000	5,559,390	740,500	2,144,129	2,660,500	7,703,519
Health Care Equipment & Services 2.5%
Mindray Medical International Ltd. ADR	306,800	9,928,048	115,700	3,744,052	422,500	13,672,100

Household & Personal Products 1.9%
Hengan International Group Co., Ltd.	688,500	7,147,707	269,000	2,792,641	957,500	9,940,348

Retailing 2.2%
Belle International Holdings Ltd.	8,642,456	8,640,016	3,244,392	3,243,476	11,886,848	11,883,492

Telecommunication Services 3.6%
China Mobile Ltd.	1,531,000	14,056,771	570,500	5,238,006	2,101,500	19,294,777

Utilities 2.8%
China Resources Power Holdings Co., Ltd.	4,254,000	11,112,299	1,588,000	4,148,174	5,842,000	15,260,473
						87,483,055

India 7.6%
Banks 2.9%
Axis Bank Ltd.	268,740	6,592,788	100,335	2,461,440	369,075	9,054,228
Housing Development Finance Corp., Ltd.	321,036	4,757,576	118,262	1,752,577	439,298	6,510,153
		11,350,364		4,214,017		15,564,381

Capital Goods 2.1%
Larsen & Toubro Ltd.	378,295	8,073,589	142,024	3,031,083	520,319	11,104,672

Diversified Financials 0.6%
Rural Electrification Corp., Ltd.	605,815	2,335,309	242,839	936,101	848,654	3,271,410

Energy 2.0%
Cairn India Ltd.	1,378,083	7,695,086	529,365	2,955,925	1,907,448	10,651,011
						40,591,474

Indonesia 4.9%
Automobiles & Components 0.1%
PT Astra International Tbk	447,700	292,843	170,900	111,786	618,600	404,629

Banks 3.3%
PT Bank Mandiri (Persero) Tbk	7,294,100	6,143,446	2,783,700	2,344,568	10,077,800	8,488,014
PT Bank Rakyat Indonesia (Persero) Tbk	7,804,400	6,635,138	2,949,800	2,507,858	10,754,200	9,142,996
		12,778,584		4,852,426		17,631,010

Utilities 1.5%
PT Perusahaan Gas Negara (Persero) Tbk	13,108,300	5,948,999	5,002,600	2,270,353	18,110,900	8,219,352
						26,254,991

5

	Laudus Mondrian Institutional Emerging Markets Fund		Laudus Mondrian Emerging Markets Fund		Combined
	Number of Shares	Value ($ x 1,000)	Number of Shares	Value ($ x 1,000)	Number of Shares	Value ($ x 1,000)
Kazakhstan 1.2%
Energy
KazMunaiGas Exploration Production JSC GDR	326,940	4,577,160	122,997	1,721,958	449,937	6,299,118

Malaysia 4.1%
Banks 2.7%
AMMB Holdings Berhad	4,759,300	10,471,527	1,786,800	3,931,361	6,546,100	14,402,888
Consumer Services 1.4%
Genting Malaysia Berhad	4,367,000	5,618,870	1,640,700	2,111,033	6,007,700	7,729,903
						22,132,791

Mexico 7.4%
Banks 2.2%
Grupo Financiero Santander Mexico S.A.B. de C.V., Class B ADR	692,300	8,508,367	265,100	3,258,079	957,400	11,766,446

Real Estate 3.5%
Fibra Uno Administracion S.A. de C.V.	4,235,300	13,699,722	1,590,100	5,143,420	5,825,400	18,843,142

Telecommunication Services 1.7%
America Movil S.A.B. de C.V., Series L ADR	329,600	6,552,448	123,700	2,459,156	453,300	9,011,604
						39,621,192

Peru 1.8%
Banks
Credicorp Ltd.	50,695	6,991,854	18,594	2,564,484	69,289	9,556,338

Philippines 2.8%
Telecommunication Services
Philippine Long Distance Telephone Co. ADR	177,700	10,843,254	66,100	4,033,422	243,800	14,876,676

Republic of Korea 8.0%
Automobiles & Components 4.0%
Hyundai Mobis	52,795	15,664,206	19,880	5,898,369	72,675	21,562,575

Semiconductors & Semiconductor Equipment 4.0%
Samsung Electronics Co., Ltd.	12,267	15,507,604	4,619	5,839,213	16,886	21,346,817
						42,909,392

Russia 4.2%
Banks 2.1%
Sberbank of Russia ADR	849,052	8,295,238	321,418	3,140,254	1,170,470	11,435,492

Energy 2.1%
Gazprom OAO ADR	1,076,717	8,366,091	404,775	3,145,102	1,481,492	11,511,193
						22,946,685

6

	Laudus Mondrian Institutional Emerging Markets Fund		Laudus Mondrian Emerging Markets Fund		Combined
	Number of Shares	Value ($ x 1,000)	Number of Shares	Value ($ x 1,000)	Number of Shares	Value ($ x 1,000)
South Africa 5.2%
Capital Goods 2.0%
Bidvest Group Ltd.	293,439	7,753,153	112,343	2,968,291	405,782	10,721,444

Food, Beverage & Tobacco 2.6%
SABMiller plc	202,712	10,122,641	75,807	3,785,504	278,519	13,908,145

Retailing 0.6%
Woolworths Holdings Ltd.	345,374	2,403,499	133,202	926,969	478,576	3,330,468
						27,960,057

Taiwan 7.1%
Semiconductors & Semiconductor Equipment 4.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	4,062,224	15,982,993	1,532,719	6,030,548	5,594,943	22,013,541

Technology Hardware & Equipment 0.8%
Asustek Computer, Inc.	319,000	3,160,924	134,000	1,327,786	453,000	4,488,710

Telecommunication Services 2.2%
Taiwan Mobile Co., Ltd.	2,717,000	8,532,231	1,027,000	3,225,102	3,744,000	11,757,333
						38,259,584

Thailand 2.9%
Energy
PTT PCL	1,260,900	11,466,261	475,000	4,319,513	1,735,900	15,785,774

Turkey 4.6%
Energy 2.5%
Tupras-Turkiye Petrol Rafinerileri A/S	465,587	9,849,294	173,948	3,679,795	639,535	13,529,089

Telecommunication Services 2.1%
Turk Telekomunikasyon A/S	2,862,048	7,944,870	1,079,108	2,995,538	3,941,156	10,940,408
						24,469,497

United Kingdom 3.2%
Food, Beverage & Tobacco
Unilever plc	286,881	12,269,779	108,738	4,650,678	395,619	16,920,457

United States 2.5%
Consumer Services
Yum! Brands, Inc.	131,600	9,921,324	49,800	3,754,422	181,400	13,675,746
Total Common Stock (Cost $503,423,971)						504,987,081

Preferred Stock 4.1%
Brazil
Energy
Petroleo Brasileiro S.A.	864,800	6,014,343	332,400	2,311,711	1,197,200	8,326,054
Materials
Vale S.A. ADR	788,700	9,819,315	295,700	3,681,465	1,084,400	13,500,780
Total Preferred Stock (Cost $30,269,680)						21,826,834

7

	Laudus Mondrian Institutional Emerging Markets Fund		Laudus Mondrian Emerging Markets Fund		Combined
	Number of Shares	Value ($ x 1,000)	Number of Shares	Value ($ x 1,000)	Number of Shares	Value ($ x 1,000)

Other Investment Company 1.2%
United States
State Street Institutional U.S. Government
Money Market Fund Institutional Class 0.00% (a)	5,532,524	5,532,524	1,166,708	1,166,708	6,699,232	6,699,232
Total Other Investment Company ($6,699,232)						6,699,232

End of Investments

At 3/31/14, the tax basis cost of the fund’s investments was $554,124,133 and the unrealized appreciation and depreciation were $28,928,049 and ($49,539,035), respectively, with a net unrealized depreciation of ($20,610,986).

At 3/31/14, the values of certain foreign securities held by the fund aggregating $313,309,198 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

(a)	The rate shown is the 7-day yield.

ADR - American Depositary Receipt

GDR- Global Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2014:

	Quoted Price in Active Market for Identical Assets (Level 1)	Other Significant Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Description
Common Stock[1]	$—	$239,498,243	$—	$239,498,243
Brazil[1]	42,531,396			42,531,396
Chile[1]	12,712,858			12,712,858
China[1]		73,810,955		73,810,955
Health Care Equipment & Services	13,672,100			13,672,100
Kazakhstan[1]	6,299,118			6,299,118
Mexico[1]	39,621,192			39,621,192
Peru[1]	9,556,338			9,556,338
Philippines[1]	14,876,676			14,876,676
Russia[1]	22,946,685			22,946,685
Thailand[1]	15,785,774			15,785,774
United States[1]	13,675,746			13,675,746
Preferred Stock				0
Brazil[1]	21,826,834			21,826,834
Other Investment Company[1]	6,699,232			6,699,232
Total	$220,203,949	$313,309,198	$—	$533,513,147

[1]	As categorized in Portfolio Holdings.

8

Portfolio Holdings

As of March 31, 2014

		Cost	Value
98.5%	Common Stock	151,717,211	189,288,519
1.3%	Other Investment Company	2,431,794	2,431,794
99.8%	Total Investments	154,149,005	191,720,313
0.2%	Liabilities, Net		476,180
100.0%	Total Net Assets		192,196,493

	Laudus Mondrian Institutional International Equity Fund		Laudus Mondrian International Equity Fund		Combined
	Number of Shares	Value ($ x 1,000)	Number of Shares	Value ($ x 1,000)	Number of Shares	Value ($ x 1,000)
COMMON STOCK 98.5% of net assets
Australia 2.9%
Insurance 2.9%
AMP Ltd.	72,367	334,958	488,980	2,263,293	561,347	2,598,251
QBE Insurance Group Ltd.	36,085	428,832	218,442	2,595,950	254,527	3,024,782
		763,790		4,859,243		5,623,033

China 1.3%
Telecommunication Services 1.3%
China Mobile Ltd.	39,500	362,667	238,000	2,185,181	277,500	2,547,848

France 12.9%
Capital Goods 3.0%
Compagnie de Saint-Gobain	13,238	799,233	81,042	4,892,844	94,280	5,692,077

Energy 2.9%
Total S.A.	11,966	787,656	72,397	4,765,498	84,363	5,553,154

Food & Staples Retailing 0.6%
Carrefour	4,403	170,327	27,638	1,069,157	32,041	1,239,484

Phamaceuticals, Biotechnology & Life Sciences 3.3%
Sanofi	8,535	891,900	52,670	5,503,966	61,205	6,395,866

Telecommunication Services 3.1%
Orange S.A.	52,937	781,972	344,032	5,081,951	396,969	5,863,923
						24,744,504

Germany 6.6%
Automobiles & Components 1.6%
Daimler AG - Reg’d	4,201	397,410	27,645	2,615,184	31,846	3,012,594

Software & Services 0.4%
SAP AG	1,417	114,941	9,127	740,342	10,544	855,283

Telecommunication Services 2.9%
Deutsche Telekom AG - Reg’d	46,269	750,741	298,110	4,837,004	344,379	5,587,745

Utilities 1.7%
RWE AG	10,958	444,671	68,213	2,768,058	79,171	3,212,729
						12,668,351

9

	Laudus Mondrian Institutional International Equity Fund		Laudus Mondrian International Equity Fund		Combined
	Number of Shares	Value ($ x 1,000)	Number of Shares	Value ($ x 1,000)	Number of Shares	Value ($ x 1,000)

Israel 3.6%
Pharmaceuticals, Biotechnology & Life Sciences 3.6%
Teva Pharmaceutical Industries Ltd.	17,800	940,552	113,700	6,007,908	131,500	6,948,460
Italy 3.1%
Energy 3.1%
Eni S.p.A	33,638	843,519	202,107	5,068,113	235,745	5,911,632

Japan 15.3%
Food & Staples Retailing 2.0%
Seven & I Holdings Co., Ltd.	13,700	522,031	85,700	3,265,553	99,400	3,787,584

Household & Personal Products 3.2%
Kao Corp.	24,300	860,558	150,700	5,336,879	175,000	6,197,437

Insurance 2.4%
Tokio Marine Holdings, Inc.	20,400	611,804	130,100	3,901,748	150,500	4,513,552

Pharmaceuticals, Biotechnology & Life Sciences 2.6%
Takeda Pharmaceutical Co. Ltd.	14,000	662,650	91,800	4,345,094	105,800	5,007,744

Semiconductors & Semiconductor Equipment 1.5%
Tokyo Electron Ltd.	6,600	410,194	40,200	2,498,453	46,800	2,908,647

Technology Hardware & Equipment 2.8%
Canon, Inc.	24,100	747,963	149,700	4,646,062	173,800	5,394,025

Telecommunication Services 0.8%
NTT DOCOMO, Inc.	16,800	264,726	80,700	1,271,628	97,500	1,536,354
						29,345,343

Netherlands 5.2%
Food & Staples Retailing 3.3%
Koninklijke Ahold N.V.	41,963	842,874	268,213	5,387,362	310,176	6,230,236

Media 1.9%
Reed Elsevier N.V.	23,987	518,996	147,432	3,189,919	171,419	3,708,915
						9,939,151

Singapore 3.5%
Banks 1.7%
United Overseas Bank Ltd.	25,442	438,860	171,535	2,958,881	196,977	3,397,741

Telecommunication Services 1.8%
Singapore Telecommunication Ltd.	164,000	476,260	993,000	2,884,191	1,157,000	3,360,451
						6,758,192

Spain 8.1%
Banks 1.9%
Banco Santander S.A.	55,320	528,093	338,062	3,227,192	393,382	3,755,285

Telecommunication Services 2.8%
Telefonica S.A.	46,588	738,268	289,711	4,590,973	336,299	5,329,241

10

	Laudus Mondrian Institutional International Equity Fund		Laudus Mondrian International Equity Fund		Combined
	Number of Shares	Value ($ x 1,000)	Number of Shares	Value ($ x 1,000)	Number of Shares	Value ($ x 1,000)

Utilities 3.4%
Iberdrola S.A.	128,197	897,053	810,429	5,670,944	938,626	6,567,997
						15,652,523

Switzerland 13.2%
Capital Goods 3.3%
ABB Ltd. - Reg’d*	33,677	869,909	212,006	5,476,319	245,683	6,346,228

Food, Beverage & Tobacco 3.2%
Nestle S.A. - Reg’d	11,468	863,192	71,084	5,350,464	82,552	6,213,656

Insurance 3.2%
Zurich Insurance Group AG*	2,803	860,842	17,247	5,296,807	20,050	6,157,649

Pharmaceuticals, Biotechnology & Life Sciences 3.5%
Novartis AG - Reg’d	10,496	891,194	68,438	5,810,929	78,934	6,702,123
						25,419,656

Taiwan 1.7%
Semiconductors & Semiconductor Equipment 1.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	118,839	467,577	697,154	2,742,982	815,993	3,210,559

United Kingdom 20.4%
Energy 6.3%
BP plc	99,945	803,063	615,729	4,947,413	715,674	5,750,476
Royal Dutch Shell plc, Class A	23,993	876,673	150,165	5,486,834	174,158	6,363,507
		1,679,736		10,434,247		12,113,983

Food & Staples Retailing 3.1%
Tesco plc	164,330	810,495	1,031,573	5,087,840	1,195,903	5,898,335

Food, Beverage & Tobacco 3.2%
Unilver	20,860	892,173	125,749	5,378,232	146,609	6,270,405

Phamaceuticals, Biotechnology & Life Sciences 3.2%
GlaxoSmithKline plc	32,580	868,757	194,977	5,199,126	227,557	6,067,883

Telecommunication Services 1.4%
Vodafone Group plc	102,105	375,473	630,014	2,316,764	732,119	2,692,237

Utilities 3.2%
National Grid plc	61,153	840,339	389,943	5,358,437	451,096	6,198,776
						39,241,619

United States 0.7%
Telecommunication Services 0.7%
Verizon Communications, Inc.	3,824	181,869	23,040	1,095,779	26,864	1,277,648
Total Common Stock (Cost $151,717,211)						189,288,519
Other Investment Company 1.3%
United States
State Street Institutional U.S. Government

11

	Laudus Mondrian Institutional International Equity Fund		Laudus Mondrian International Equity Fund		Combined
	Number of Shares	Value ($ x 1,000)	Number of Shares	Value ($ x 1,000)	Number of Shares	Value ($ x 1,000)

Money Market Fund Institutional Class 0.00% (a)	211,249	211,249	2,220,545	2,220,545	2,431,794	2,431,794
Total Other Investment Company ($2,431,794)						2,431,794

End of Investments

At 3/31/14, the tax basis cost of the fund’s investments was $159,046,033 and the unrealized appreciation and depreciation were $35,575,724 and ($2,901,444), respectively, with a net unrealized appreciation of $32,674,280.

At 3/31/14, the values of certain foreign securities held by the fund aggregating $176,109,823 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR - American Depositary Receipt

Reg’d - Registered

AUD - Australian Dollar

USD - U.S. Dollar

In addition to the above, the fund held the following at 3/31/14:

Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Depreciation ($)
Forward Foreign Currency Exchange Contract
4/30/2014	State Street Bank London	USD	4,433,708	AUD	4,790,000	(260,420)

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2014:

Assets Valuation Input

	Quoted Price in Active Market for Identical Assets (Level 1)	Other Significant Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Description
Common Stock[1]	$—	$172,400,908	$—	$172,400,908
Israel[1]	6,948,460			6,948,460
Netherlands[1]		3,708,915		3,708,915
Food & Staples Retailing	6,230,236			6,230,236
Other Investment Company[1]	2,431,794			2,431,794
Total	$15,610,490	$176,109,823	$—	$191,720,313
Liabilities Valuation Input
Other Financial Instruments
Forward Foreign Currency Exchange Contract[2]	$—	(260,420)	$—	(260,420)

[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contract is not included in Investments in the schedule of portfolio holdings and is valued at unrealized apprecation or depreciation.

12

Statement of Assets and Liabilities

As of March 31, 2014

	Laudus Mondrian Institutional Emerging Markets Fund	Laudus Mondrian Emerging Markets Fund	Proforma Adjustments	Proforma Combined
Assets
Investments, at value (cost $540,392,883)	388,004,651	$145,508,496		$533,513,147
Foreign currency, at value (cost $4,331,339)	3,233,267	$1,105,908		4,339,175
Receivables:
Investments sold	1,434,851	548,492		1,983,343
Fund shares sold	3,787	31,127		34,914
Dividends	1,093,737	418,724		1,512,461
Prepaid expenses	1,229	595		1,824

Total assets	393,771,522	147,613,342		541,384,864
Liabilities
Payables:
Investments bought	1,082,298	499,621		1,581,919
Investment adviser fees	30,118	12,905		43,023
Foreign capital gains tax	545,454	216,261		761,715
Independent trustees’ fees	635	6,239		6,874
Fund shares redeemed	3,308	1,653,146		1,656,454
Distribution and shareholder services fees	0	1,594		1,594
Accrued expenses	123,409	80,045	35,000	238,454

Total liabilities	1,785,222	2,469,811	$35,000	4,290,033

Net assets	$391,986,300	$145,143,531	$(35,000)	$537,094,831

Net Assets by Source
Capital received from investors	$403,767,085	$147,954,194		$551,721,279
Net investment income not yet distributed	333,319	6,056	(35,000)	304,375
Net realized capital losses	4,035,929	(11,327,537)		(7,291,608)
Net unrealized capital depreciation	(16,150,033)	8,510,818		(7,639,215)

Net Asset Value (NAV) by Shares Class
Investor Shares:
Net Assets		$7,499,255		$7,499,255
Shares Outstanding		863,213		863,213

Net Asset Value		$8.69		$8.69

Select Shares:
Net Assets		$15,849,079		$15,849,079
Shares Outstanding		1,822,301		1,822,301

Net Asset Value		$8.70		$8.70

Institutional Shares:
Net Assets	$391,986,300	$121,795,197	$(35,000)	$513,746,497
Shares Outstanding	44,710,658	14,015,706	397,087 *	59,123,451

Net Asset Value	$8.77	$8.69		$8.69

*	Reflects the adjustment to the number of shares outstanding due to the merger.

13

Statement of Assets and Liabilities

As of March 31, 2014

	Laudus Mondrian Institutional International Equity	Laudus Mondrian International Equity Fund	Proforma Adjustments	Proforma Combined
Assets
Investments, at value (cost $151,717,211)	26,382,514	$165,337,799		$191,720,313
Foreign currency, at value (cost $223,512)	29,990	193,813		223,803
Receivables:
Investments sold	43,667	408,804		452,471
Foreign tax reclaims	27,340	148,348		175,688
Dividends	110,068	697,232		807,300
Fund shares sold	0	99,790		99,790
Prepaid expenses	73	563		636

Total assets	26,593,652	166,886,349		193,480,001
Liabilities
Payables:
Investments bought	108,140	605,928		714,068
Investment adviser fees	357	11,741		12,098
Independent trustees’ fees	737	4,786		5,523
Fund shares redeemed	0	185,299		185,299
Distribution and shareholder service fees	0	245		245
Unrealized depreciation on forward foreign currency exchange contracts	35,312	225,108		260,420
Accrued expenses	41,114	64,741	35,000	140,855

Total liabilities	185,660	1,097,848	35,000	1,318,508

Net assets	$26,407,992	$165,788,501	$(35,000)	$192,161,493

Net Assets by Source
Capital received from investors	$21,867,979	$134,950,459		$156,818,438
Net investment income not yet distributed	514,151	3,160,403	(35,000)	3,639,554
Net realized capital losses	(621,529)	(4,992,700)		(5,614,229)
Net unrealized capital appreciation	4,647,391	32,670,339		37,317,730

Net Asset Value (NAV) by Shares Class
Investor Shares:
Net Assets		$1,185,252		$1,185,252
Shares Outstanding		135,258		135,258

Net Asset Value		$8.76		$8.76

Select Shares:
Net Assets		$2,237,742		$2,237,742
Shares Outstanding		254,538		254,538

Net Asset Value		$8.79		$8.79

Institutional Shares:
Net Assets	$26,407,992	$162,365,507	$(35,000)	$188,738,499
Shares Outstanding	2,969,770	18,435,688	27,732 *	21,433,190

Net Asset Value	$8.89	$8.81		$8.81

*	Reflects the adjustment to the number of shares outstanding due to the merger.

14

Statement of Operations

For the period April 1, 2013 through March 31, 2014

	Laudus Mondrian Institutional Emerging Markets Fund	Laudus Mondrian Emerging Markets Fund	Proforma Adjustments	Proforma Combined
Investment Income
Dividends (net of foreign withholding taxes of $1,570,149)	$9,493,610	$4,844,571		$14,338,181
Interest	46	76		122
Total Investment Income	9,493,656	4,844,647		14,338,303

Expenses
Investment adviser fees	3,380,846	1,937,569		5,318,415
Accounting and administration fees	66,445	51,847	(29,004)	89,288 (a)
Professional fees	72,038	49,480	(39,060)	82,458 (b)
Transfer agent fees	25,900	82,916		108,816
Registration fees	96,894	58,680		155,574
Reorganization fees			35,000	35,000 (c)
Custodian fees	348,733	214,837		563,570
Shareholder reports	32,090	14,504		46,594
Recouped by adviser	124,830	0		124,830
Recouped sub-accounting and sub-transfer agent fees	0	9,428		9,428
Distribution and shareholder service fees (Investor Shares)	0	27,227		27,227
Interest expense	100	733		833
Trustees’ fees	38,888	11,526	(5,763)	44,651 (d)
Sub-Accounting fees (Investor Shares)	0	10,150		10,150
Sub-Accounting fees (Select Shares)	0	3,226		3,226
Other expenses	37,565	28,253		65,818

Total expenses	4,224,329	2,500,376	(38,827)	6,685,878
Expense reduction by adviser	—	(108,442)	73,827	(34,615)

Net expenses	4,224,329	2,391,934	35,000	6,651,263

Net investment income	5,269,327	2,452,713	(35,000)	7,687,040
Realized and Unrealized Gains (Losses)
Net realized gains on investments (net of foreign capital gain tax paid of $72,723)	8,618,774	(8,289,489)		329,285
Net realized losses on foreign currency transactions	(146,182)	(187,535)		(333,717)
Net realized losses	8,472,592	(8,477,024)		(4,432)
Net change in unrealized appreciation (deprecation) on investments (net of foreign capital gain tax of ($655,694)	(45,112,201)	(12,524,514)		(57,636,715)
Net change in unrealized appreciation (deprecation) on foreign currency translations	9,245	3,458		12,703
Net change in unrealized appreciation (depreciation)	(45,102,956)	(12,521,056)		(57,624,012)

Net realized and unrealized losses	(36,630,364)	(20,998,080)		(57,628,444)

Decrease in net assets resulting from operations	(31,361,037)	(18,545,367)	(35,000)	(49,941,404)

(a)	Adjustment to eliminate certain duplicated accounting/administration fees.
(b)	Adjustment to eliminate duplicate audit fees.
(c)	Estimated proxy costs for reorganization.
(d)	Adjustment to eliminate duplicate Trustee fees.

15

Statement of Operations

For the period April 1, 2013 through March 31, 2014

	Laudus Mondrian Institutional International Equity	Laudus Mondrian International Equity Fund	Proforma Adjustments	Proforma Combined
Investment Income
Dividends (net of foreign withholding taxes of $452,699)	$1,247,540	$8,042,670		$9,290,210
Interest	4	55		59
Total Investment Income	1,247,544	8,042,725		9,290,269
Expenses
Investment adviser fees	171,002	1,292,556		1,463,558
Accounting and administration fees	48,165	52,905	(29,004)	72,066	(a)
Professional fees	48,408	49,288	(39,060)	58,636	(b)
Transfer agent fees	22,630	67,872		90,502
Registration fees	8,847	53,578		62,425
Reorganization fees			35,000	35,000	(c)
Custodian fees	15,136	62,996		78,132
Shareholder reports	9,999	22,099		32,098
Recouped sub-accounting and sub-transfer agent fees	0	2,235		2,235
Distribution and shareholder service fees (Investor Shares)	0	3,239		3,239
Interest expense	172	888		1,060
Trustees’ fees	15,158	11,189	(7,579)	18,768	(d)
Other expenses	4,420	9,131		13,551

Total expenses	343,937	1,627,976	(40,643)	1,931,270
Expense reduction by adviser	(138,563)	(27,318)	75,643	(90,238)

Net expenses	205,374	1,600,658	35,000	1,841,032

Net investment income	1,042,170	6,442,067	(35,000.00)	7,449,237

Realized and Unrealized Gains (Losses)
Net realized gains on investments	402,656	3,767,228		4,169,884
Net realized losses on foreign currency transactions	86,938	544,392		631,330
Net realized losses	489,594	4,311,620		4,801,214

Net change in unrealized appreciation (deprecation) on investments	3,043,517	18,929,351		21,972,868
Net change in unrealized appreciation (deprecation) on foreign currency translations	(32,559)	(215,805)		(248,364)
Net change in unrealized appreciation (depreciation)	3,010,958	18,713,546		21,724,504

Net realized and unrealized losses	3,500,552	23,025,166		26,525,718

Decrease in net assets resulting from operations	4,542,722	29,467,233	(35,000.00)	33,974,955

(a)	Adjustment to eliminate certain duplicated accounting/administration fees.
(b)	Adjustment to eliminate duplicate audit fees.
(c)	Estimated proxy costs for reorganization.
(d)	Adjustment to eliminate duplicate Trustee fees.

16

Notes to the Pro Forma Combined Financial Statements

March 31, 2014

1. BASIS OF COMBINATION

The unaudited Pro Forma Combined Statement of Assets and Liabilities, including the Pro Forma Schedule of Investments (“Pro Forma Statements”) as of March 31, 2014, and the related Pro Forma Combined Statement of Operations for the annual period ended March 31, 2014, reflect the accounts of the Laudus Mondrian Institutional Emerging Markets Fund and the Laudus Mondrian Institutional International Equity Fund (the “Acquired Funds”) and the Laudus Mondrian Emerging Markets Fund and the Laudus Mondrian International Equity Fund (the “Surviving Funds” and, together with the Acquired Funds, the “Funds”), each a series of Laudus Trust (the “Trust”). The Pro Forma Combined Statement of Assets and Liabilities has been restated to reflect a tax free exchange of the Acquired Fund’s shares as of the close of business on March 31, 2014.

The Pro Forma Statements give effect to the proposed transfer of all the assets and liabilities of the Acquired Funds in exchange for shares of the Surviving Funds (the “Reorganization”). In conjunction with the Reorganization, the Surviving Funds will be the accounting survivors.

The Pro Forma Statements should be read in conjunction with the historical financial statements of the Surviving Fund and the Acquired Fund included in their respective Annual Reports.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•

Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated to U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•

Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price, or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a

17

fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•

Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these problems.

•

Forward foreign currency exchange contracts: Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.

•	Underlying funds: Mutual funds are valued at their respective NAVs.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•

Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quote market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investments-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant

18

unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of March 31, 2014 are disclosed in the Portfolio Holdings.

3. CAPITAL SHARES

The Pro Forma Combined net asset value per share assumes the issuance of additional shares of the Surviving Funds which would have been issued at March 31, 2014, in connection with the proposed reorganization. Assuming a merger date of March 31, 2014, shareholders of the Laudus Mondrian Institutional Emerging Markets Fund would have received 1.0089 Institutional shares of the Laudus Mondrian Emerging Markets Fund in exchange for 1 share of the Laudus Mondrian Institutional Emerging Markets Fund. Shareholders of the Laudus Mondrian Institutional International Equity Fund would have received 1.0093 Institutional shares of the Laudus Mondrian International Equity Fund in exchange for 1 share of the Laudus Mondrian Institutional International Equity Fund. The Pro Forma Statements assume that all shares of the Acquired Funds outstanding on March 31, 2014, were exchanged, tax free, for shares of the Surviving Funds.

4. PRO FORMA OPERATING EXPENSES

The pro forma adjustments to these pro forma financial statements are comprised of:

(a)	Adjustment to eliminate certain duplicated accounting/administration fees;

(b)	Adjustment to eliminate duplicated audit fees;

(c)	Estimated proxy costs for reorganization.

(d)	Adjustment to eliminate duplicated Trustee fees.

5. TAX MATTERS

It is the policy of the Trust that each of the Funds qualify or continue to qualify as a regulated investment company, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. In order to avoid a federal excise tax, each Fund is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective twelve-month periods ending October 31 and December 31 each year. Under the terms of the Agreement and Plan of Reorganization, this reorganization should be treated as a tax-free business combination.

19

6. FUND EXPENSES

Effective October 1, 2014, the Surviving Funds’ investment adviser has contractually agreed, until at least July 30, 2016, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses as follows:

	Laudus Mondrian International Equity Fund	Laudus Mondrian Emerging Markets Fund
Investor Shares	1.30%	1.60%
Select Shares	1.05%	1.35%
Institutional Shares	0.90%	1.20%

Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years, to the extent that the repayment will not cause the funds’ net expenses to exceed the limit (as stated in CSIM’s contractual undertaking) during the respective year.

E.     Miscellaneous

Independent Registered Public Accounting Firm.

The audited financial statements of the Acquired Funds and Acquiring Funds, incorporated by reference into this SAI, have been audited by PricewaterhouseCoopers LLP, the Acquired Funds’ and Acquiring Funds’ independent registered public accounting firm, to the extent indicated in their reports thereon, which are included in the Acquired Funds Annual Report and Acquiring Funds Annual Report.

20

Item 15.	Indemnification

(a) Indemnification

Article VIII of the Registrant’s Third Amended and Restated Agreement and Declaration of Trust reads as follows (referring to the Registrant as the “Trust”):

ARTICLE VIII

Indemnification

SECTION 1. TRUSTEES, OFFICERS, ETC. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

SECTION 2. COMPROMISE PAYMENT. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any

Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

SECTION 3. INDEMNIFICATION NOT EXCLUSIVE. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term “Covered Person” shall include such person’s heirs, executors and administrators and a “disinterested Trustee” is a Trustee who is not an “interested person” of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (or who has been exempted from being an “interested person” by any rule, regulation or order of the Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person; provided, however, that the Trust shall not purchase or maintain any such liability insurance in contravention of applicable law, including without limitation the 1940 Act.

SECTION 4. SHAREHOLDERS. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such liability, but only out of the assets of the particular series of Shares of which he or she is or was a Shareholder.”

(b) Summary of Indemnification Provisions

The Trust shall indemnify each of its Trustees and officers against all liabilities, expenses and counsel fees reasonably incurred in the defense or disposition of any action, suit or proceeding in which the Trustee or officer is involved because of his or her role as a Trustee or officer unless, in the final adjudication of that action, suit or proceeding, the Trustee or officer was found to have acted with willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. This right of indemnification is not exclusive.

(c) Insurance

The Registrant maintains comprehensive Errors and Omissions/Directors and Officers insurance policies for each of its trustees and officers. The policy provides coverage for the trustees and officers with respect to the Registrant, Laudus Institutional Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios (“Schwab and Laudus Funds”). The Registrant’s policies insure each trustee and officer against professional liability for decisions made in connection with the Trust, to the extent permitted by the 1940 Act. In addition, the Independent Trustees have additional coverage through independent directors’ liability policies with respect to the Schwab and Laudus Funds. The premiums for such policies are allocated among the insureds in accordance with Rule 17d-1 of the 1940 Act.

Item 16.	Exhibits

(1)	Third Amended and Restated Agreement and Declaration of Trust of the Registrant dated September 28, 2007 — incorporated herein by reference to Exhibit (a)(14) of Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A electronically filed with the SEC on October 23, 2007 (referred to herein as “PEA No. 60”).

(2)	Amended and Restated By-Laws of the Registrant dated September 28, 2007 — incorporated herein by reference to Exhibit (b)(2) of PEA No. 60.

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization is filed herewith as the Appendix to Part A of this Registration Statement on Form N-14.

(5)	Reference is made to Article 5 of the Third Amended and Restated Agreement and Declaration of Trust of the Registrant.

(6)(a)	Management Contract dated September 28, 2007 between the Registrant on behalf of its Laudus Mondrian Emerging Markets Fund and Charles Schwab Investment Management, Inc. — incorporated herein by reference to Exhibit (d)(13) of PEA No. 60.

(6)(b)	Management Contract dated September 28, 2007 between the Registrant on behalf of its Laudus Mondrian International Government Fixed Income Fund and Charles Schwab Investment Management, Inc. — incorporated herein by reference to Exhibit (d)(14) of PEA No. 60.

(6)(c)	Management Contract dated March 31, 2008 between the Registrant on behalf of its Laudus Mondrian International Equity Fund and Charles Schwab Investment Management, Inc. — incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A electronically filed with the SEC on July 30, 2008 (referred to herein as “PEA No. 65”).

(6)(d)	Management Contract dated March 26, 2009 between the Registrant on behalf of its Laudus U.S. Large Cap Growth Fund and Charles Schwab Investment Management, Inc. — incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 69 to the Registrant’s Registration Statement on Form N-1A electronically filed with the SEC on October 26, 2009.

(6)(e)	Management Contract dated September 14, 2011 between the Registrant on behalf of its Laudus Mondrian Global Government Fixed Income Fund and Charles Schwab Investment Management, Inc., — incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 76 to the Registrant’s Registration Statement on Form N-1A electronically filed with the SEC on September 19, 2011 (referred to herein as “PEA No. 76”).

(6)(f)	Amendment dated October 1, 2014 to Management Contract dated September 28, 2007 between the Registrant on behalf of its Laudus Mondrian Emerging Markets Fund and Charles Schwab Investment Management, Inc. — to be filed by future amendment.

(6)(g)	Amendment dated October 1, 2014 to Management Contract dated March 31, 2008 between the Registrant on behalf of its Laudus Mondrian International Equity Fund and Charles Schwab Investment Management, Inc. — to be filed by future amendment.

(6)(h)	Subadviser Agreement dated October 1, 2011 between Charles Schwab Investment Management, Inc. and Mondrian Investment Partners Limited — incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A electronically filed with the SEC on July 25, 2012 (referred to herein as “PEA No. 78”).

(6)(i)	Subadviser Agreement dated October 4, 2013 between Charles Schwab Investment Management, Inc. and BlackRock Investment Management, LLC (“BlackRock”) with regard to Laudus U.S. Large Cap Growth Fund — incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A electronically filed with the SEC on May 20, 2014 (referred to herein as “PEA No. 84”).

(6)(j)	Subadviser Agreement dated September 14, 2011 between Charles Schwab Investment Management, Inc. and Mondrian Investment Partners Limited with regard to Laudus Mondrian Global Government Fixed Income Fund — incorporated herein by reference to Exhibit (d)(9) of PEA No. 76.

(7)(a)	Distribution Agreement dated November 1, 2011 between the Registrant, Charles Schwab Investment Management, Inc. and ALPS Distributors, Inc. — incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 80 to the Registrant’s Registration Statement on Form N-1A electronically filed with the SEC on December 21, 2012 (referred to herein as “PEA No. 80”).

(7)(b)	Amendment dated December 3, 2012 to Schedule A of the Distribution Agreement dated November 1, 2011 — incorporated herein by reference to Exhibit (e)(9) of PEA No. 80.

(8)	Amended and Restated Laudus Funds Retirement Plan for Trustees — incorporated herein by reference to Exhibit (f)(1) of PEA No. 65.

(9)(a)	Amended and Restated Master Custodian Agreement dated December 9, 2005 by and between the Registrant and State Street Bank and Trust Company — incorporated herein by reference to Exhibit (g) of Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A electronically filed with the SEC on April 14, 2006 (referred to herein as “PEA No. 56”).

(9)(b)	Amendment dated April 2, 2008 to the Amended and Restated Master Custodian Agreement dated December 9, 2005 — incorporated herein by reference to Exhibit (g)(2) of PEA No. 65.

(9)(c)	Amendment dated March 15, 2012 to Appendix A of the Amended and Restated Master Custodian Agreement dated December 9, 2005 — incorporated herein by reference to Exhibit (g)(3) of PEA No. 78.

(10)(a)	Amended and Restated Distribution and Shareholder Service Plan for Investor Shares — incorporated herein by reference to Exhibit (m) of Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A electronically filed with the SEC on May 28, 1999.

(10)(b)	Amended and Restated Rule 18f-3 Multi-Class Plan — incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A electronically filed with the SEC on May 21, 2009.

(11)	Opinion and Consent of Dechert LLP regarding the validity of the shares to be issued by the Registrant is filed herewith.

(12)(a)	Form of Opinion of Dechert LLP regarding certain tax matters relating to the reorganization of the Laudus Mondrian Institutional International Equity Fund into the Laudus Mondrian International Equity Fund is filed herewith.

(12)(b)	Form of Opinion of Dechert LLP regarding certain tax matters relating to the reorganization of the Laudus Mondrian Institutional Emerging Markets Fund into the Laudus Mondrian Emerging Markets Fund is filed herewith.

(13)(a)	Transfer Agency and Service Agreement dated October 3, 2005 between the Registrant and Boston Financial Data Services, Inc. — incorporated herein by reference to Exhibit (h)(1) of PEA No. 56.

(13)(b)	Amendment dated April 3, 2008 to the Transfer Agency and Service Agreement dated October 3, 2005 — incorporated herein by reference to Exhibit (h)(2) of PEA No. 65.

(13)(c)	Amended and Restated Expense Limitation Agreement dated September 24, 2013 between Charles Schwab Investment Management, Inc. and the Registrant — incorporated herein by reference to Exhibit (h)(3) of PEA No. 84.

(13)(d)	Administration Agreement dated October 1, 2005 by and between State Street Bank and Trust Company and the Registrant — incorporated herein by reference to Exhibit (h)(3) of PEA No. 56.

(13)(e)	Amendment dated April 16, 2008 to the Administration Agreement dated October 1, 2005 — incorporated herein by reference to Exhibit (h)(5) of PEA No. 65.

(13)(f)	Amendment dated March 15, 2012 to the Administration Agreement dated October 1, 2005 — incorporated herein by reference to Exhibit (h)(6) of PEA No. 78.

(13)(g)	Master Fund Accounting and Services Agreement dated October 1, 2005 between the Registrant and State Street Bank and Trust Company — incorporated herein by reference to Exhibit (h)(4) of PEA No. 56.

(13)(h)	Amendment dated April 2, 2008 to the Master Fund Accounting and Services Agreement dated October 1, 2005 — incorporated herein by reference to Exhibit (h)(7) of PEA No. 65.

(13)(i)	Amendment dated March 15, 2012 to Appendix A of the Master Fund Accounting and Services Agreement dated October 1, 2005 — incorporated herein by reference to Exhibit (h)(9) of PEA No 78.

(14)	Consent of PricewaterhouseCoopers LLP is filed herewith.

(15)	Not applicable

(16)(a)	Power of Attorney executed by Mariann Byerwalter is filed herewith.

(16)(b)	Power of Attorney executed by Gerald B. Smith is filed herewith.

(16)(c)	Power of Attorney executed by Charles R. Schwab is filed herewith.

(16)(d)	Power of Attorney executed by David L. Mahoney is filed herewith.

(16)(e)	Power of Attorney executed by Kiran M. Patel is filed herewith.

(16)(f)	Power of Attorney executed by George Pereira is filed herewith.

(16)(g)	Power of Attorney executed by Walter W. Bettinger, II is filed herewith.

(16)(h)	Power of Attorney executed by Joseph Wender is filed herewith.

(16)(i)	Power of Attorney executed by John F. Cogan is filed herewith.

(16)(j)	Power of Attorney executed by Marie Chandoha is filed herewith.

(17)	None

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 [17 CFR 230.145(c)], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, opinions of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinions.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington in the District of Columbia, on this 1st day of October, 2014.

LAUDUS TRUST
Registrant

Charles R. Schwab*
Charles R. Schwab, Chairman and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed by the following persons in the capacities indicated on this 1st day of October, 2014.

Signature	Title

Charles R. Schwab*	Chairman and Trustee
Charles R. Schwab

Walter W. Bettinger, II*	Trustee
Walter W. Bettinger, II

Mariann Byerwalter*	Trustee
Mariann Byerwalter

John F. Cogan*	Trustee
John F. Cogan

David L. Mahoney*	Trustee
David L. Mahoney

Kiran M. Patel*	Trustee
Kiran M. Patel

Gerald B. Smith*	Trustee
Gerald B. Smith

Joseph H. Wender*	Trustee
Joseph H. Wender

Marie Chandoha*	President and Chief Executive Officer
Marie Chandoha

George Pereira*	Treasurer and Chief Financial Officer
George Pereira

*By:	/s/ Douglas P. Dick
Douglas P. Dick, Attorney-in-Fact
Pursuant to Power of Attorney

Exhibit Index

(11)	Opinion and Consent of Dechert LLP regarding the validity of the shares to be issued by the Registrant

(12)(a)	Form of Opinion of Dechert LLP regarding certain tax matters relating to the reorganization of the Laudus Mondrian Institutional International Equity Fund into the Laudus Mondrian International Equity Fund

(12)(b)	Form of Opinion of Dechert LLP regarding certain tax matters relating to the reorganization of the Laudus Mondrian Institutional Emerging Markets Fund into the Laudus Mondrian Emerging Markets Fund

(14)	Consent of PricewaterhouseCoopers LLP

(16)(a)	Power of Attorney executed by Mariann Byerwalter is filed herewith.

(16)(b)	Power of Attorney executed by Gerald B. Smith is filed herewith.

(16)(c)	Power of Attorney executed by Charles R. Schwab is filed herewith.

(16)(d)	Power of Attorney executed by David L. Mahoney is filed herewith.

(16)(e)	Power of Attorney executed by Kiran M. Patel is filed herewith.

(16)(f)	Power of Attorney executed by George Pereira is filed herewith.

(16)(g)	Power of Attorney executed by Walter W. Bettinger, II is filed herewith.

(16)(h)	Power of Attorney executed by Joseph Wender is filed herewith.

(16)(i)	Power of Attorney executed by John F. Cogan is filed herewith.

(16)(j)	Power of Attorney executed by Marie Chandoha is filed herewith.